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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2410912

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-HYM-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.23%

Alabama–0.48%

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/28	$1,000	$1,015,270

Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	13,226,631

Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,810,256

Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,991,898

Series 2012 A, Retirement Facility RB	5.63%	01/01/42	7,050	7,185,501

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (a)	6.95%	01/01/20	3	0

Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (b)	4.13%	05/15/35	6,000	6,089,100

				35,318,656

Alaska–0.29%

Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.70%	12/01/17	1,000	310,000

Series 2007, Community Provider RB	6.00%	12/01/36	3,000	930,000

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (b)(c)	5.25%	12/01/26	3,690	3,692,952

Alaska (State of) Industrial Development & Export Authority (Providence Health & Services); Series 2011 A, RB (d)	5.00%	10/01/40	10,000	11,487,500

Northern Tobacco Securitization Corp. Series 2006 A, Asset-Backed RB	4.63%	06/01/23	4,055	4,071,342

Northern Tobacco Securitization Corp.; Series 2006 C, Second Sub. Asset-Backed CAB RB (e)	0.00%	06/01/46	20,860	714,246

				21,206,040

Arizona–4.89%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	25,735	27,334,430

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center); Series 2001 A, Ref. Hospital RB	7.25%	12/01/19	6,850	7,158,455

Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	13,750	14,340,562

Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	3,125,460

Centerra Community Facilities District; Series 2005, Unlimited Tax GO Bonds	5.50%	07/15/29	333	322,753

Cochise (County of) Industrial Development Authority (Sierra Vista Community Hospital); Series 1996 A, Ref. Hospital RB	6.75%	12/01/26	4,745	4,756,008

Cochise (County of) Industrial Development Authority (Sierra Vista Regional Health Center); Series 2001, Hospital RB	7.75%	12/01/30	2,390	2,432,709

Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2003, RB (f)(g)	7.50%	03/01/13	6,415	6,659,027

Series 2007, Ref. RB	5.70%	07/01/42	16,830	16,949,493

Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (g)(h)	6.00%	05/01/14	9,775	10,394,930

Maricopa County Pollution Control Corp. (El Paso Electric Co.); Series 2009 A, PCR	7.25%	02/01/40	2,000	2,429,500

Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 1999 A, Ref. RB	6.25%	08/15/20	500	500,130

Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	9,699,515

Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,499,895

Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	1,850	1,902,263

Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,100	2,119,236

Phoenix Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB (d)	5.00%	07/01/22	3,500	4,176,375

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Series 2008 A, Sr. Lien Airport RB (d)	5.00%	07/01/24	$5,000	$5,951,400

Series 2008 A, Sr. Lien Airport RB (d)	5.00%	07/01/26	5,000	5,913,100

Series 2009 A, Jr. Lien Water System RB (d)	5.00%	07/01/27	8,935	10,879,703

Series 2009 A, Jr. Lien Water System RB (d)	5.00%	07/01/28	6,785	8,242,757

Series 2009 A, Jr. Lien Water System RB (d)	5.00%	07/01/29	5,500	6,681,675

Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,136,046

Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,183,202

Pima (County of) Industrial Development Authority (Choice Education & Development Corp.); Series 2006, Education Facility RB	6.25%	06/01/26	3,525	3,623,982

Series 2006, Education Facility RB	6.38%	06/01/36	4,890	5,008,240

Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	16,000	16,741,120

Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,251,101

Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,159,125

Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Education Facility RB	7.25%	08/01/19	830	857,149

Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,475,350

Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,654,705

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2006, Water & Wastewater RB (b)(i)	5.60%	12/01/22	2,000	2,109,560

Series 2006, Water & Wastewater RB (b)(i)	5.75%	12/01/32	7,120	7,476,712

Series 2007, Water & Wastewater RB (b)	6.55%	12/01/37	1,000	1,054,080

Series 2008, Water & Wastewater RB (b)	7.50%	12/01/38	12,235	13,505,238

Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,735	2,017,128

Pima (County of) Industrial Development Authority (Milestones Charter School District); Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,695,367

Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,342,453

Pima (County of) Industrial Development Authority (P.L.C. Charter Schools); Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,606,628

Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,840,044

Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2006, Ref. Education RB	5.88%	06/01/22	535	558,770

Series 2006, Ref. Education RB	6.00%	06/01/36	830	852,078

Series 2010, Education RB	6.10%	06/01/45	1,400	1,468,768

Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (j)	7.00%	09/01/35	5,092	2,036,698

Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,456,960

Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,651,001

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	3,900	4,310,553

Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,822,706

Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	4,780,381

Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,575	1,574,969

Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/32	1,080	1,299,337

Series 2007, Sr. Gas RB	5.00%	12/01/37	33,400	40,308,456

Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (i)	7.13%	07/01/27	2,440	2,457,519

Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/14	438	441,631

Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds (f)(g)(i)	6.25%	07/15/29	1,000	1,091,940

Tempe (City of) Industrial Development Authority (Friendship Village);

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Series 2012 A, Ref. RB	6.00%	12/01/32	$1,430	$1,570,698

Series 2012 A, Ref. RB	6.25%	12/01/42	2,200	2,428,448

Series 2012 A, Ref. RB	6.25%	12/01/46	2,600	2,860,000

Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2000 A, MFH RB (b)	6.50%	07/01/31	4,550	2,275,318

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	13,280	13,716,514

Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,953,650

Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,480,499

Series 2011, Hospital RB	6.00%	07/01/39	2,600	3,081,546

Verrado Community Facilities District No. 1; Series 2003, Unlimited Tax GO Bonds	6.50%	07/15/27	7,600	7,641,268

Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,613,867

Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,012,760

Yavapai (County of) Industrial Development Authority (Yavapai Regional Medical Center); Series 2003 A, Hospital Facilities RB	6.00%	08/01/33	4,000	4,130,560

				358,083,501

California–10.40%

Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax RB (LOC-American Express Co.) (k)	6.50%	09/01/33	6,975	7,143,446

Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	4,340	4,868,135

Series 2010 B, RB	6.63%	01/01/17	820	821,550

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(e)	0.00%	09/01/34	12,925	4,354,045

Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (c)(d)	5.00%	09/15/32	14,990	16,547,011

Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (d)	5.13%	04/01/39	22,295	26,260,835

Beaumont (City of) Financing Authority; Series 2003 A, Local Agency RB (f)(g)	7.00%	09/01/13	4,935	5,280,993

Series 2004 D, Local Agency RB	5.80%	09/01/35	3,375	3,495,217

Brea (City of) Redevelopment Agency; Series 2003, Tax Allocation CAB RB (INS- AMBAC) (c)(e)	0.00%	08/01/28	1,500	723,795

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,722,520

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	1,967,740

California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	1,076,250

California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB (i)	6.63%	01/01/32	1,000	1,072,890

Series 2012, RB (i)	6.88%	01/01/42	1,500	1,613,640

California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (i)	6.13%	07/01/38	2,860	2,971,254

Series 2008 B, Educational Facility RB (i)	6.13%	07/01/43	2,000	2,073,880

Series 2008 B, Educational Facility RB (i)	6.13%	07/01/48	3,840	3,972,518

California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (i)	6.00%	07/01/38	1,170	1,208,516

Series 2008 A, Educational Facility RB (i)	6.13%	07/01/48	2,415	2,498,342

California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,194,690

California (State of) Municipal Finance Authority (Literacy First); Series 2010 A, Charter School Lease RB	6.00%	09/01/30	1,085	1,169,098

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/30	5,290	5,511,228

Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,592,655

California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	5,168,150

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	$2,000	$2,225,620

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	6,500	7,023,055

Series 2011, RB	7.25%	11/01/31	1,500	1,881,870

Series 2011, RB	7.50%	11/01/41	5,500	6,979,335

California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,488,500

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,757,421

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (i)	5.13%	04/01/37	5,000	5,211,500

California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,090	2,955,616

California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,343,130

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.40%	06/01/17	2,735	2,926,231

Series 2007, RB	5.63%	06/01/33	4,940	5,286,936

Series 2010, RB	7.50%	06/01/42	1,700	2,016,353

California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	2,530	2,562,764

Series 2003, RB	6.63%	10/01/33	2,500	2,527,575

California (State of) Statewide Communities Development Authority (San Francisco Art Institute); Series 2002, RB (Acquired 07/05/02; Cost $5,000,000) (i)	7.38%	04/01/32	5,000	5,070,900

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.00%	11/15/29	1,745	2,046,553

Series 2009, Senior Living RB	7.25%	11/15/41	3,500	4,081,980

California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	4.00%	10/01/18	3,875	3,890,035

Series 2012, RB	4.75%	10/01/19	5,000	5,064,000

Series 2012, RB	6.00%	10/01/42	2,895	3,174,136

Series 2012, RB	6.00%	10/01/47	1,785	1,949,773

California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB (i)	7.25%	10/01/32	2,000	2,058,860

Series 2008 A, RB (i)	7.25%	10/01/38	10,500	10,758,615

California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda); Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,853,890

Series 2007, Special Tax RB	6.00%	09/01/37	6,185	6,340,738

California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,849,411

Carlsbad (City of) Community Facilities District 3 (Improvement Area 2); Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,767,742

Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,207,400

Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/46	107,175	17,503,821

Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,838,032

Fairfield (City of) (Fairfield Water); Series 2007 A, CAB COP (c)(e)	0.00%	04/01/32	4,000	1,514,040

Series 2007 A, CAB COP (c)(e)	0.00%	04/01/33	6,480	2,308,630

Series 2007 A, CAB COP (c)(e)	0.00%	04/01/34	6,480	2,167,171

Series 2007 A, CAB COP (c)(e)	0.00%	04/01/35	6,480	2,024,482

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2007 A, CAB COP (c)(e)	0.00%	04/01/36	$6,480	$1,901,362

Series 2007 A, CAB COP (c)(e)	0.00%	04/01/37	6,480	1,767,614

Series 2007 A, CAB COP (c)(e)	0.00%	04/01/38	6,480	1,656,029

Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,535,407

Series 2008, Special Tax RB	6.75%	09/01/28	2,950	3,151,869

Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,457,960

Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax RB	6.00%	09/01/34	5,000	5,106,050

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-BHAC) (c)(d)	5.00%	06/01/45	40,380	42,819,356

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	48,835	45,102,053

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	27,860	25,022,459

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	25,420	21,485,492

Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	3,028,140

Series 2006, Special Tax RB	5.00%	09/01/36	2,000	1,972,480

Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (c)	5.00%	09/01/31	1,495	1,376,880

Series 2007 A, Tax Allocation RB (INS-SGI) (c)	5.00%	09/01/37	3,395	2,975,650

Imperial Beach (City of) Public Finance Authority (Palm Avenue/Commercial Redevelopment); Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	3,026,640

Independent Cities Finance Authority (Rancho Del Sol & Grandview); Series 2012, Ref. Mobile Home Park RB	5.50%	05/15/47	2,000	2,144,040

Independent Cities Finance Authority (Rancho Feliz & Las Casitas); Series 2012, Ref. Mobile Home Park RB	5.00%	10/15/47	3,500	3,593,695

Independent Cities Finance Authority (Sahar Mobile Home Park); Series 2012 A, Ref. Mobile Home Park RB	5.00%	06/15/47	2,250	2,335,568

Indio (City of) Redevelopment Agency (Merged Project Area); Series 2004 B, Sub. Tax Allocation RB (f)(g)	6.38%	08/15/14	3,500	3,846,010

Series 2004 B, Sub. Tax Allocation RB (f)(g)	6.50%	08/15/14	1,350	1,466,195

Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	7,040	6,555,789

Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	5,000	4,781,300

Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/36	70,000	6,711,600

La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, Revenue COP	6.63%	02/15/25	4,500	4,561,020

Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek); Series 2003, Special Tax RB	6.00%	09/01/33	1,000	1,030,920

Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (e)	0.00%	08/01/42	9,000	5,776,470

Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	655	659,231

Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (d)	5.00%	07/01/43	15,000	17,819,700

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (i)	6.50%	03/01/28	5,515	5,905,627

Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area); Series 2004 B, Special Tax RB	6.00%	09/01/27	1,000	1,024,590

Series 2004 B, Special Tax RB	6.00%	09/01/34	2,000	2,037,020

National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	6,059,242

Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements); Series 2010, Special Tax RB	5.50%	10/01/28	540	558,382

Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,620,295

Palomar Community College District; Series 2010, Unlimited Tax Conv. CAB GO Bonds (e)	0.00%	08/01/45	10,000	5,341,500

Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax RB	6.38%	09/01/32	5,000	5,106,850

Perris (City of) Public Financing Authority; Series 1995 D, Local Agency Special Tax RB	7.88%	09/01/25	1,530	1,534,529

Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,357,101

Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,265	4,276,430

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Antolia); Series 2003, Special Tax RB (f)(g)	6.00%	03/01/13	$1,045	$1,058,888

Series 2005, Special Tax RB	5.50%	09/01/37	2,000	2,022,180

Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,872,898

Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,069,460

Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,436,634

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2008 A, Ref. VRD Sub. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (k)(l)	0.17%	01/02/13	2,000	2,000,000

San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/36	7,650	2,434,689

Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/37	13,130	3,971,825

Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/38	13,515	3,861,776

Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/39	13,895	3,766,518

Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/40	14,280	3,676,100

Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/41	14,080	3,455,936

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	14,230	17,976,617

Series 2011, RB	8.00%	12/01/31	9,875	12,959,259

San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (e)	0.00%	07/01/47	35,305	14,836,220

San Diego Unified School District; Series 2010 C, Unlimited Tax Conv. CAB GO Bonds (e)	0.00%	07/01/48	34,000	17,500,820

Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds (e)	0.00%	07/01/40	20,390	10,816,895

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,126,770

Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,133,750

Series 2009 D, Tax Allocation RB	6.63%	08/01/39	1,000	1,126,950

San Francisco (City of) Utilities Commission; Series 2012, Water RB (d)	5.00%	11/01/36	23,490	28,010,416

San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	15,483,520

San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (b)	6.40%	12/01/41	14,123	14,125,401

San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,025,080

Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,655,011

Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,234,335

Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (c)(e)	0.00%	02/01/52	7,500	3,043,725

Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB	6.15%	12/01/43	4,400	2,070,244

Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/45	18,085	804,059

Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/46	18,085	732,985

Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/47	18,085	668,422

Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/48	18,085	609,645

Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/49	18,085	556,114

Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/50	18,085	507,103

Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	694,017

Southern California Public Power Authority (Southern Transmission); Series 2000 A, Ref. VRD Sub. RB (INS-AGM) (c)(l)	0.20%	01/09/13	2,890	2,890,000

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (e)	0.00%	06/01/46	35,000	996,450

Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (e)	0.00%	06/01/46	27,200	738,208

Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (e)	0.00%	06/01/46	47,000	1,178,290

Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. RB	4.75%	06/01/25	15	15,043

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sweetwater Union High School District (Election 2000); Series 2004 C, Unlimited Tax GO Bonds (INS-AGM) (c)(d)	5.00%	08/01/29	$15,160	$15,824,918

Upland Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/39	15,000	3,048,600

Val Verde Unified School District Financing Authority; Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	553,083

Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	7,115	7,336,561

Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,105	4,150,278

Woodland (City of) Community Facilities District 1; Series 2004, Special Tax RB	6.25%	09/01/34	4,865	4,960,305

Yuba City (City of) Redevelopment Agency (Housing Set-Aside); Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,080,691

Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,907,542

Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,835,136

				762,292,425

Colorado–3.49%

Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds (f)(g)	8.00%	12/01/13	2,605	2,826,998

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,987	1,527,288

Arvada (City of) (Arvada Nightingale); Series 1998, Ref. MFH RB (Acquired 04/16/99; Cost $765,000) (b)(i)	6.25%	12/01/18	765	765,773

Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,775	1,815,150

Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,574,198

Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,575	2,661,855

Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,115	3,951,923

Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	48,847

Castle Oaks Metropolitan District; Series 2005, Limited Tax GO Bonds (f)(g)	6.00%	12/01/15	919	878,297

Series 2005, Limited Tax GO Bonds (f)(g)	6.13%	12/01/15	1,286	1,174,645

Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (i)	6.13%	12/15/35	2,830	2,883,996

Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,310	2,493,158

Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB (c)	5.63%	12/01/36	1,015	818,902

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,649,884

Series 2008, Charter School RB	6.50%	07/01/38	1,000	1,000,850

Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	1,505	1,535,853

Series 2003 A, Ref. RB	7.13%	11/01/28	757	771,722

Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	152	152,167

Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,583,535

Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	880	886,098

Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,628,875

Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,704,340

Series 2008 A, Charter School RB	7.25%	10/01/39	500	563,970

Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2008 D-5, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (k)(l)	0.18%	10/01/38	4,300	4,300,000

Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (i)	6.75%	04/01/40	1,860	1,905,254

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (i)	8.25%	11/01/39	$2,920	$3,278,576

Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (i)	5.75%	05/15/37	2,475	1,893,895

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,406,420

Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB (c)	5.70%	05/01/37	985	998,357

Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,529,720

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	11,855	12,290,078

Series 2011, RB	6.38%	01/01/41	1,615	1,798,319

Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.00%	11/15/30	1,600	1,848,672

Series 2010 A, RB	6.25%	11/15/40	4,750	5,453,047

Series 2011, RB	5.75%	11/15/31	1,000	1,148,920

Series 2011, RB	6.00%	11/15/40	1,195	1,371,012

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	813,496

Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	3,291,198

Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	5,806,801

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	500	602,105

Series 2010, Private Activity RB	6.00%	01/15/41	9,935	11,866,662

Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	1,705,800

Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO Bonds (f)(g)	6.75%	12/01/13	796	859,218

Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	806,990

Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	6,658,830

Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	595	494,552

Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds (h)	3.50%	12/01/37	2,630	2,128,012

Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB (b)	5.25%	10/01/32	31,125	31,788,274

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/35	6,365	6,631,121

Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.13%	12/01/26	2,000	2,123,280

Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB	3.38%	12/01/32	4,500	3,070,305

Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,500	6,012,435

Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	1,000	1,077,210

Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,930	2,981,539

High Plains Metropolitan District; Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	2,220	2,108,489

Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	4,000	3,604,840

Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,370	1,030,473

Lafayette (City of) (Rocky Mountain Instrument); Series 1998 A, IDR (b)	7.00%	10/01/18	3,800	3,173,000

Series 1999 A, IDR	6.75%	10/01/14	170	150,742

Lake Creek Affordable Housing Corp.; Series 1998 A, Ref. MFH RB	6.25%	12/01/23	8,565	8,830,686

Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,603	1,441,963

Lincoln Park Metropolitan District; Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,793,687

Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,968,470

Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,480	6,718,853

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	$160	$160,282

Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,528

Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,400

Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,207,564

Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,825,765

Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (m)	7.25%	12/01/34	1,500	451,605

Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,528,710

Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,474,138

Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	985,920

Rendezvous Residential Metropolitan District; Series 2002, Limited Tax GO Bonds (f)(g)	8.00%	12/01/13	1,430	1,525,996

Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	669,190

Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds (m)	7.5%	12/01/34	2,000	966,900

Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	985	759,622

Snowmass Village (Town of); Series 1992 A, Ref. MFH RB	8.00%	09/01/14	235	235,143

Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO Bonds (f)(g)	7.00%	12/01/14	1,000	1,131,570

Series 2004, Unlimited Tax GO Bonds (f)(g)	7.13%	12/01/14	2,500	2,834,600

Table Rock Metropolitan District; Series 2003, Limited Tax GO Bonds (f)(g)	7.00%	12/01/13	700	743,925

Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	5,795	5,801,201

Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds (f)(g)	6.38%	12/01/13	637	642,249

Tallyns Reach Metropolitan District No. 3; Series 2004, Limited Tax GO Bonds (f)(g)	6.63%	12/01/13	925	984,237

Series 2004, Limited Tax GO Bonds (f)(g)	6.75%	12/01/13	1,000	1,065,290

Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	674,990

Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (e)(m)	0.00%	12/01/40	1,000	687,170

Wyndham Hill Metropolitan District No. 2; Series 2005, Limited Tax GO Bonds	6.25%	12/01/25	85	81,289

Series 2005, Limited Tax GO Bonds	6.38%	12/01/35	500	457,620

				255,656,529

Connecticut–0.72%

Connecticut (State of) Development Authority (Cargo BDL LLC); Series 2000, IDR (b)(m)	8.00%	04/01/30	2,955	1,850,155

Connecticut (State of) Development Authority (The Elm Park Baptist Inc.); Series 2003, First Mortgage Health Care RB	5.85%	12/01/33	2,950	2,984,102

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (k)(l)	0.16%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,664,575

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (i)(j)	5.13%	10/01/36	4,405	2,074,931

Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	2,880	3,256,589

Series 2009 A, RB	7.75%	01/01/43	10,995	12,259,315

Series 2009 C, RB (g)(h)	7.25%	01/01/16	2,000	2,123,580

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,468,120

Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $602,622) (i)	7.20%	12/01/18	650	658,112

				52,929,479

Delaware–0.13%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,453,248

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,648,576

Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	866,029

Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	767,153

Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	608,712

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–(continued)

Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (b)	6.25%	06/01/28	$4,325	$4,324,913

				9,668,631

District of Columbia–1.43%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/31	2,000	2,190,980

Series 2011, RB	6.63%	03/01/41	5,150	5,691,419

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	8,334,130

District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/34	500	592,985

Series 2011, University RB	5.50%	04/01/41	3,000	3,516,810

District of Columbia (Methodist Home); Series 1999, RB	6.00%	01/01/29	2,545	2,546,807

Series 2009 A, RB	7.50%	01/01/39	1,520	1,589,175

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	1,077,280

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,375,540

Series 2009, Hospital RB	6.50%	10/01/29	5,000	6,056,900

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (e)	0.00%	06/15/55	60,320	550,118

District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (d)	5.00%	12/01/25	16,165	20,027,788

Metropolitan Washington Airports Authority; () Series 2006 B, System RB (INS-AGM) (b)(c)(d)	5.00%	10/01/36	30,000	31,861,200

Metropolitan Washington Airports Authority; Series 2006 B, Airport System RB (INS-AGM) (b)(c)(d)	5.00%	10/01/36	10,695	11,358,518

Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGM) (c)(e)	0.00%	10/01/39	22,920	6,087,094

Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGM) (c)(e)	0.00%	10/01/40	3,475	873,650

				104,730,394

Florida–9.56%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	10,500	10,562,370

Series 2007, IDR	5.88%	11/15/42	19,000	19,088,350

Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,247,510

Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	3,094,350

Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,466,660

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011, TEMPS-70sm RB	7.13%	11/15/16	17,100	17,385,570

Series 2011 A, RB	8.00%	11/15/31	3,000	3,571,650

Series 2011 A, RB	8.13%	11/15/41	11,000	13,063,380

Series 2011 A, RB	8.13%	11/15/46	6,000	7,125,480

Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB (a)	5.80%	05/01/36	8,210	6,025,565

Bay Laurel Center Community Development District (Candler); Series 2006, Special Assessment RB	5.45%	05/01/37	1,175	1,175,670

Beacon Lakes Community Development District; Series 2003 A, Special Assessment RB	6.90%	05/01/35	3,055	3,116,283

Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	3,935	3,430,179

Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,675	2,803,240

Boca Raton (City of) Housing Authority (Banyan Place Senior Apartments); Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $3,021,676) (i)	5.80%	10/01/26	3,090	1,854,124

Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $4,641,040) (i)	5.90%	10/01/36	4,705	2,823,188

Bonnet Creek Resort Community Development District; Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	3,009,510

Series 2002, Special Assessment RB	7.50%	05/01/34	7,500	7,527,600

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, Health Care Facilities RB	7.00%	04/01/33	$1,960	$2,490,239

Series 2009, Health Care Facilities RB	7.00%	04/01/39	6,465	8,148,874

Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (c)(d)	5.00%	09/01/24	7,555	8,435,309

Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (c)(d)	5.00%	09/01/25	7,910	8,831,673

Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (j)	7.88%	05/01/38	4,900	2,253,853

Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (b)(f)(g)	5.75%	01/01/14	2,000	2,121,120

Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,617,285

Capital Trust Agency (Million Air One LLC); Series 2011, RB (b)	7.75%	01/01/41	14,400	16,330,176

Capital Trust Agency (Orlando); Series 2003, Sub. RB (b)(f)(g)	6.75%	01/01/14	2,500	2,677,750

Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	705	726,263

Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,465	2,444,688

Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,543,650

Cory Lakes Community Development District; Series 2001 A, Special Assessment RB	8.38%	05/01/17	220	236,392

Series 2001 B, Special Assessment RB	8.38%	05/01/17	95	102,078

Cutler Cay Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/24	3,600	3,765,960

Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	500	510,895

Double Branch Development District; Series 2002 A, Special Assessment RB	6.70%	05/01/34	7,345	7,493,736

Escambia (County of) (International Paper Co.); Series 2006 A, Ref. Environmental Improvement RB (b)	5.00%	08/01/26	5,690	5,704,908

Escambia (County of); Series 2003 A, Environmental Improvement RB (b)	5.75%	11/01/27	5,250	5,455,852

Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	18,390,120

Florida Development Finance Corp. (Palm Bay Academy, Inc.); Series 2006 A, RB (a)	6.00%	05/15/36	2,130	1,763,448

Series 2007 A, RB (a)	6.13%	05/15/37	1,855	1,556,568

Florida Development Finance Corp. (Renaissance Charter School); Series 2012 A, Educational Facilities RB	6.00%	06/15/32	2,000	2,027,480

Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	4,269,635

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	8,840	9,702,696

Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,927,613

Series 2012, RB	7.00%	10/01/26	125	137,788

Series 2012, RB	7.25%	10/01/41	595	660,664

Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB (b)(g)	6.61%	07/01/28	7,820	7,326,636

Florida Housing Finance Corp. (Westbrook Apartments); Series 1998 U-1, RB (b)(g)	6.45%	01/01/29	10,785	10,792,657

Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB (b)(g)	6.61%	07/01/28	9,795	7,248,300

Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB (j)	5.25%	05/01/39	1,335	13

Series 2007 A-2, Special Assessment RB (j)	5.25%	05/01/39	1,700	17

Series 2007 B, Special Assessment RB (j)	5.10%	05/01/14	4,385	44

Series 2011, Ref. Special Assessment Conv. CAB RB (e)	0.00%	05/01/39	29,070	4,348,581

Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,503,224

Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,330	1,362,585

Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	410	364,203

Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (f)(g)	8.00%	08/15/19	1,000	1,437,980

Islands at Doral III Community Development District; Series 2004 A, Special Assessment RB	5.90%	05/01/35	3,380	3,389,227

Islands at Doral Southwest Community Development District; Series 2003, Special Assessment RB (f)(g)	6.38%	05/01/13	1,635	1,689,969

Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (i)	6.25%	09/01/27	12,000	13,277,520

Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,355	1,387,927

Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB (i)	6.38%	01/01/43	2,250	2,371,905

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Lakeside Landings Community Development District; Series 2007 A, Special Assessment RB (j)	5.50%	05/01/38	$1,000	$411,070

Series 2007 B, Special Assessment RB (j)	5.25%	05/01/13	1,940	796,894

Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,539,240

Series 2012, Ref. RB	5.75%	10/01/42	10,100	10,312,100

Series 2012, Ref. RB	6.50%	10/01/47	10,000	10,814,100

Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, IDR	5.25%	06/15/27	7,000	7,149,940

Series 2007 A, IDR	5.38%	06/15/37	6,230	6,298,530

Series 2012, IDR	5.50%	06/15/32	1,880	1,965,108

Series 2012, IDR	5.75%	06/15/42	3,210	3,353,680

Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,940	7,774,927

Marshall Creek Community Development District; Series 2000 A, Special Assessment RB	7.65%	05/01/32	2,590	2,592,435

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	12,840	14,478,769

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2004, Ref. RB (f)(g)(i)	6.75%	11/15/14	840	941,388

Series 2004, Ref. RB (i)	6.75%	11/15/29	5,160	5,571,562

Series 2012, Ref. RB	5.00%	11/15/29	3,500	3,957,660

Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (c)(d)	5.00%	07/01/30	15,210	17,544,887

Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (b)(c)(d)	5.25%	10/01/33	16,500	18,217,650

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	612,235

Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	302,680

Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,214,270

Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (c)(d)	5.25%	05/01/26	5,000	5,954,300

Series 2008 B, COP (INS-AGC) (c)(d)	5.25%	05/01/27	10,000	11,720,100

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (c)(e)	0.00%	10/01/40	10,070	2,412,671

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/31	7,155	2,876,310

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/32	2,890	1,096,466

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/35	12,000	3,889,440

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/39	21,650	5,670,568

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/40	10,000	2,438,800

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/42	72,215	15,862,747

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/44	15,495	3,055,769

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/45	7,710	1,444,931

Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/47	22,300	3,710,497

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,665	1,697,517

Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,638,644

Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2002 A, RB	6.75%	08/15/25	3,000	2,638,560

Series 2004 A, Ref. RB	5.25%	08/15/13	550	541,365

Series 2004 A, Ref. RB	5.75%	08/15/18	3,750	3,395,888

Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	3,910	3,913,675

Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,590	1,554,813

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	3,300	3,403,851

Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,123,280

Series 2007, First Mortgage RB	5.50%	07/01/32	3,750	3,861,412

Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,643,551

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	$1,815	$1,815,363

Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,665	3,670,534

Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (i)	7.00%	10/01/15	705	707,933

Series 1995 A, Mortgage RB (i)	7.00%	10/01/25	2,535	2,542,580

Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	760	761,148

Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	215	215,325

Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	760	761,148

Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	300	300,453

Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	1,004,150

Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (a)	6.13%	05/01/35	410	4

Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	435	398,634

Series 2010 B, Capital Improvement RB	5.13%	05/01/17	975	930,267

Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB (b)	6.40%	01/01/31	8,540	8,543,074

Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,635	3,264,477

Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,310	14,380,691

Pine Air Lakes Community Development District; Series 2002, Special Assessment RB	7.25%	05/01/33	2,800	2,816,464

Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,585	1,089,450

Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/21	400	445,508

Series 2011 A, RB	7.13%	09/15/41	3,250	3,794,830

Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	5,580	5,722,960

Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,515,123

Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	4,750	4,788,142

Reunion East Community Development District; Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	704,035

Series 2002 A-2, Special Assessment RB	7.38%	05/01/33	310	152,334

Series 2005, Special Assessment RB (j)	5.80%	05/01/36	4,300	1,937,537

Sarasota (County of) Health Facilities Authority (Village on the Isle); Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,548,045

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,000	1,083,200

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,000	1,068,850

Sausalito Bay Community Development District; Series 2003, Special Assessment RB	6.20%	05/01/35	2,610	2,647,062

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (i)	5.50%	10/01/24	5,350	5,876,921

Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,605	4,583,449

Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,590	2,013,026

Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,750	1,782,603

South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	2,115	2,205,776

Series 2003, RB	6.38%	10/01/34	3,995	4,165,866

South-Dade Venture Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/34	1,295	1,326,999

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.25%	01/01/26	3,000	2,969,100

Series 2006 A, Health Care RB	5.38%	01/01/40	8,850	8,353,780

St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2004 A, RB	5.63%	08/01/34	4,390	4,568,322

Series 2010 A, RB	6.00%	08/01/45	4,000	4,556,200

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB	6.25%	11/15/29	$150	$183,807

Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,219,370

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,358,701

Stonebrier Community Development District; Series 2006, Special Assessment RB	5.50%	05/01/37	2,770	2,781,828

Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,685	5,241,063

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	5,875	5,975,051

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (c)(d)	6.00%	10/01/29	13,440	19,580,198

Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,430	9,056,903

Trails at Monterey Community Development District; Series 2003, Special Assessment RB (f)(g)	6.50%	05/01/13	945	977,678

Series 2003, Special Assessment RB (f)(g)	6.75%	05/01/13	1,715	1,776,105

Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (j)	6.80%	05/01/39	4,895	2,438,983

Turnbull Creek Community Development District; Series 2005, Special Assessment RB	5.80%	05/01/35	2,640	2,457,074

Series 2006, Special Assessment RB	5.25%	05/01/37	3,505	2,655,914

University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,890	2,982,104

Venetian Isles Community Development District; Series 2002 A, Special Assessment RB	6.75%	05/01/33	3,850	3,908,173

Verandah West Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.63%	05/01/33	4,235	4,294,163

Waterlefe Community Development District; Series 2001, Golf Course RB (j)	8.13%	10/01/25	2,645	196,656

West Villages Improvement District (Unit of Development No. 3); Series 2006, Special Assessment RB (a)	5.50%	05/01/37	3,755	1,680,062

West Villages Improvement District; Series 2007, Special Assessment RB	5.50%	05/01/38	9,500	4,444,575

Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,540	2,658,542

World Commerce Community Development District; Series 2004 A-2, Special Assessment RB (j)	6.13%	05/01/35	1,490	1,494,708

				700,965,481

Georgia–1.17%

Americus (City of) & Sumter (County of) Hospital Authority (South Georgia Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	5,250	5,254,883

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	14,979,720

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,087,370

Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	5,151,106

Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (i)	5.50%	01/01/31	3,770	3,855,541

Atlanta (City of) Urban Residential Finance Authority (John Eagan); Series 1998 A, MFH RB (a)(b)	6.75%	07/01/30	5,285	3,699,500

Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (b)	9.00%	06/01/35	9,750	10,964,460

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,200	2,664,420

Series 2010, RAC	6.13%	09/01/40	2,000	2,401,020

Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living); Series 1999 A, Sr. Lien RB	6.90%	07/01/19	3,960	3,831,934

Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	7,567,418

Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, Ref. RB	7.63%	12/01/33	3,240	3,382,236

Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, Ref. RB	5.25%	07/01/27	2,500	2,579,950

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Richmond (County of) Development Authority (International Paper Co.); Series 2002 A, Ref. Environmental Improvement RB (b)	6.00%	02/01/25	$1,000	$1,007,380

Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (b)	6.13%	01/01/34	9,615	10,133,152

Savannah (City of) Economic Development Authority (Marshes of Skidaway); Series 2003 A, First Mortgage RB	6.85%	01/01/19	2,245	2,323,059

Series 2003 A, First Mortgage RB	7.40%	01/01/24	920	951,022

Series 2003 A, First Mortgage RB	7.40%	01/01/34	3,650	3,761,398

				85,595,569

Guam–0.10%

Guam (Territory of) Waterworks Authority; Series 2005, Water & Wastewater System RB	5.88%	07/01/35	6,250	6,475,813

Series 2005, Water & Wastewater System RB	6.00%	07/01/25	1,000	1,046,630

				7,522,443

Hawaii–0.79%

Hawaii (State of) Department of Budge & Finance (Hawaiian Electric Co.); Series 2007 B, Ref. Special Purpose RB (INS-FGIC) (b)(c)	4.60%	05/01/26	11,760	12,414,091

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,040,621

Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,997,291

Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB (f)(g)	7.40%	11/15/13	5,300	5,765,764

Series 2003 A, Special Purpose RB (f)(g)	7.88%	11/15/13	4,450	4,860,602

Series 2003 A, Special Purpose RB (f)(g)	8.00%	11/15/13	10,000	10,934,200

Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (d)	5.25%	04/01/29	12,000	14,536,320

				57,548,889

Idaho–0.23%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000) (b)(i)(j)	7.50%	11/01/24	7,640	266,254

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,607,906

Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,089,250

Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	819,180

Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	164,359

Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,105,920

Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,236,618

Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	882,400

Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,680,646

				16,852,533

Illinois–11.21%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	3,670	3,392,328

Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,691	3,363,867

Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,265	2,426,472

Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,860	4,143,556

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,894,300

Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	1,885,800

Bolingbrook (Village of); Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(e)	0.00%	01/01/29	910	375,175

Series 2005, Sales Tax RB	2.30%	01/01/15	545	454,699

Series 2005, Sales Tax RB	2.40%	01/01/26	4,500	3,216,735

Series 2005, Sales Tax RB	2.50%	01/01/24	6,000	4,289,700

See accompanying notes which are an integral part of this schedule.
                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	$2,795	$2,857,412

Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	6,955	7,488,657

Chicago (City of) (Chatham Ridge Redevelopment); Series 2002, Tax Increment Allocation RB (f)	5.95%	12/15/12	275	275,619

Series 2002, Tax Increment Allocation RB (f)	6.05%	12/15/13	475	501,529

Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,820	2,281,267

Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	6,708	6,872,816

Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,876	3,972,280

Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (c)(d)	5.00%	01/01/33	14,000	15,966,720

Chicago (City of) (Read-Dunning); Series 1996 B, Tax Increment Allocation RB (INS-ACA) (c)	7.25%	01/01/14	700	702,086

Chicago (City of) Board of Education; Series 2006 B, Unlimited Tax GO Bonds (INS-AGM) (c)(d)	5.00%	12/01/25	10,000	11,398,700

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)(d)	5.00%	12/01/32	13,050	14,485,370

Chicago (City of); Series 2011, COP	7.13%	05/01/21	1,000	1,106,840

Series 2011, COP	7.13%	05/01/25	9,700	10,653,995

Series 2011, COP	7.13%	05/01/25	9,185	10,088,345

Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	13,275	13,974,592

Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (a)(i)	5.50%	03/01/17	3,439	2,322,563

Deerfield (Village of); Series 2011, Ref. CAB RB (e)	0.00%	10/01/31	1,803	404,792

Series 2011, Ref. RB	6.00%	10/01/42	3,403	2,850,115

Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	155	157,992

East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,554,832

Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (j)	5.38%	03/01/16	2,500	875,825

Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	900	916,749

Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	5,105,700

Illinois (State of) Finance Authority (Beacon Hill); Series 2005 A, Ref. RB	5.15%	02/15/13	655	656,755

Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,762

Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,544

Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,971,996

Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	3,002,466

Illinois (State of) Finance Authority (Clare Oaks); Series 2006 A, RB (a)	6.00%	11/15/39	14,950	4,523,421

Illinois (State of) Finance Authority (Clare Water Tower); Series 2010 A-6, Ref. RB (j)	6.00%	05/15/28	1,400	28,140

Series 2010 A-7, Ref. RB (j)	6.13%	05/15/41	12,600	253,260

Series 2010 B, Ref. CAB RB (e)(j)	0.00%	05/15/50	6,000	120,600

Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,560	1,568,159

Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	8,537,620

Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (j)	6.13%	08/15/28	1,000	9,720

Series 2008 A, Ref. RB (j)	6.25%	08/15/35	3,500	34,020

Series 2008 A, Ref. RB (j)	6.25%	08/15/40	5,500	53,460

Illinois (State of) Finance Authority (Franciscan Communities Inc.); Series 2007 A, Ref. RB	5.50%	05/15/37	1,890	1,942,485

Illinois (State of) Finance Authority (Franciscan Communities-St. Joseph); Series 2004 A, RB	6.00%	05/15/34	2,500	2,502,400

Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2005 A, RB	5.38%	02/15/25	1,000	1,017,810

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Series 2010, RB	7.25%	02/15/45	$7,400	$8,322,780

Illinois (State of) Finance Authority (Goodman Theatre); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (k)(l)	0.17%	01/09/13	23,200	23,200,000

Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	7.90%	02/15/25	3,285	3,525,988

Series 2010 A, RB	8.00%	02/15/28	3,000	3,211,770

Series 2010 A, RB	8.13%	02/15/40	6,640	7,324,385

Series 2010 A, RB	8.25%	02/15/46	21,185	23,455,396

Series 2010 C-2, TEMPS-65sm RB	6.75%	02/15/16	5,000	5,006,700

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	3,810	4,034,142

Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/28	500	500,275

Series 2006 A, RB	6.00%	08/15/26	3,850	4,006,233

Series 2006 A, RB	6.00%	08/15/39	10,460	10,667,317

Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/30	1,500	1,575,555

Series 2012, Ref. RB	5.63%	05/15/42	6,000	6,245,340

Series 2012, Ref. RB	5.75%	05/15/46	3,000	3,128,790

Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.50%	05/15/26	2,400	2,479,296

Series 2006 A, RB	5.75%	05/15/38	3,000	3,076,800

Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	27,655	29,094,443

Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.63%	09/15/28	2,000	1,743,500

Series 2008, RB	7.75%	09/15/38	3,000	2,664,540

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.00%	05/15/30	1,300	1,415,362

Series 2010 A, RB	8.13%	05/15/40	6,250	6,773,500

Series 2010 A, RB	8.25%	05/15/45	14,000	15,274,000

Series 2010 D-1, TEMPS-75sm RB	7.25%	08/15/16	8,230	8,250,246

Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	550	550,478

Series 2010 D-3, TEMPS-50sm RB	6.25%	08/15/15	7,060	7,067,484

Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	17,369,600

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/30	1,865	2,432,650

Series 2009 A, RB	7.25%	11/01/38	24,235	31,611,407

Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	8,250	9,174,412

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,429,550

Series 2009, RB	6.88%	08/15/38	19,875	24,064,849

Illinois (State of) Finance Authority (Smith Village); Series 2005 A, RB	5.70%	11/15/20	500	523,665

Series 2005 A, RB	6.13%	11/15/25	1,100	1,151,348

Series 2005 A, RB	6.25%	11/15/35	1,500	1,551,045

Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,905	2,058,524

Series 2010 D-1, TEMPS-75sm RB	7.00%	05/15/18	1,550	1,552,883

Series 2010 D-2, TEMPS-65sm RB	6.38%	05/15/17	10,500	10,515,435

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/25	4,500	4,182,705

Series 2005 A, RB	6.00%	05/15/37	19,325	16,439,971

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,000	2,333,580

Illinois (State of) Finance Authority (Three Crowns Park Plaza); Series 2006 A, RB	5.88%	02/15/26	1,000	1,047,330

Series 2006 A, RB	5.88%	02/15/38	1,500	1,554,735

Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,500	4,085,550

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Series 2011, Ref. Charter School RB	7.13%	10/01/41	$1,000	$1,181,000

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (j)	6.90%	11/15/33	8,750	3,587,500

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.05%	08/01/29	1,320	1,405,272

Illinois (State of) Finance Authority; Series 2003 A, RB	7.00%	11/15/32	3,450	3,496,920

Series 2003 A, Ref. RB	6.20%	08/15/23	1,000	1,000,960

Series 2003 A, Ref. RB	6.40%	08/15/33	4,500	4,503,600

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB (d)	5.50%	06/15/50	18,000	20,813,040

Series 2012, CAB RB (e)	0.00%	12/15/41	25,000	6,477,250

Series 2012, CAB RB (e)	0.00%	12/15/50	40,000	6,473,600

Series 2012, CAB RB (e)	0.00%	12/15/51	87,880	13,475,519

Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (c)(i)	6.20%	06/15/18	4,314	4,395,916

Illinois (State of) Regional Transportation Authority; Series 2003 A, RB (INS-NATL) (c)(d)	6.00%	07/01/33	22,000	31,131,760

Illinois (State of) Toll Highway Authority; Series 2008 B, RB (d)	5.50%	01/01/33	29,000	33,362,180

Lake, Cook, Kane & McHenry Counties Community Unit School District No. 220 (Barrington); Series 2000, Unlimited Tax GO Bonds (INS-NATL) (c)	5.75%	12/01/19	80	80,325

Lombard Public Facilities Corp.; Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	520	418,761

Series 2005 A-1, First Tier Conference Center & Hotel RB	7.13%	01/01/36	2,500	1,717,475

Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,450	3,740,283

Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (i)	5.75%	12/30/25	1,800	1,179,180

Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,293	4,433,510

Metropolitan Pier & Exposition Authority (d)	5.00%	06/15/52	9,720	11,100,920

Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement RB	6.38%	03/01/34	5,488	5,653,353

Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement RB	6.63%	03/01/33	3,710	3,794,291

Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement RB	6.88%	03/01/33	2,645	2,373,068

Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2007, RB	6.00%	06/01/36	5,080	4,724,248

Series 2011, RB	8.50%	06/01/41	3,290	3,675,950

Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,555	8,676,909

Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,992	7,122,261

Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	4,076	4,207,899

Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (j)	5.80%	03/01/37	5,615	2,963,316

Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (b)	6.00%	12/01/41	1,305	1,283,859

Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	20,050	24,712,627

Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (c)	8.00%	06/01/17	2,095	2,562,394

Round Lake (Village of) Lakewood Grove Special Service Area No. 1; Series 2003, Special Tax RB (f)(g)	6.70%	03/01/13	3,497	3,618,451

Round Lake (Village of) Lakewood Grove Special Service Area No. 4; Series 2003, Unlimited Tax GO Bonds (f)(g)	6.75%	03/01/13	4,829	4,997,291

Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	880,930

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	688,224

Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,493,090

Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB (b)	5.75%	08/01/42	19,000	19,030,400

St. Charles (City of) (Zylstra); Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,675	1,747,460

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	$2,000	$2,001,100

St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	2,850	2,851,681

United City of Yorkville (City of) (Storm Water/Water Improvement); Series 2007, Business District RB	6.00%	01/01/26	3,295	2,357,474

Series 2007, Business District RB	6.00%	01/01/27	285	200,059

United City of Yorkville (City of) Special Service Area No. 2003-100 (Raintree Village); Series 2003, Special Tax RB	6.88%	03/01/33	5,461	5,584,746

United City of Yorkville (City of) Special Service Area No. 2003-101 (Windett Ridge); Series 2003, Special Tax RB (Acquired 09/03/03; Cost $2,645,000) (i)	6.88%	03/01/33	2,645	2,435,199

United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	5,481	3,453,249

United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	2,745	2,684,143

United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,350	4,457,271

Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (b)	6.10%	12/01/41	3,900	3,906,201

Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/30	2,000	2,206,100

Series 2010, RB	7.25%	11/15/40	3,200	3,534,144

Series 2010, RB	7.38%	11/15/45	1,700	1,886,745

Series 2012, RB	6.00%	05/15/42	6,800	6,800,000

Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,794	3,445,559

Western Illinois Economic Development Authority (Carthage Memorial Hospital); Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,472,289

Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	5,063,639

Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,745	8,827,815

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (b)	7.00%	12/01/42	2,420	2,551,067

				821,579,078

Indiana–1.72%

Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/27	1,550	1,740,960

Series 2012 A, RB	7.00%	11/15/32	2,250	2,452,725

Series 2012 A, RB	7.13%	11/15/42	8,200	8,935,130

Series 2012 A, RB	7.13%	11/15/47	6,250	6,785,812

Series 2012 C-1, TEMPS-75sm RB	5.75%	11/15/19	2,000	2,023,600

Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	2,750	2,771,643

Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,714,110

Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	10,953,202

Delaware (County of) Redevelopment District; Series 1997, Tax Increment Allocation RB	6.88%	02/01/18	640	641,818

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2012, RB	5.00%	03/01/41	7,000	7,779,590

Indiana (State of) Finance Authority (Irvington Community School); Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	344,372

Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,656,834

Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,241,080

Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	5,755	6,390,927

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	5,500	6,004,405

Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	10,500	11,169,585

Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	9,015,600

Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana); Series 2004 A, Hospital RB (f)(g)	6.00%	03/01/14	13,035	14,079,625

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Series 2004 A, Hospital RB (f)(g)	6.25%	03/01/14	$1,500	$1,624,905

Indiana (State of) Health Facility Financing Authority (Franciscan Communities, Inc.); Series 2003 A, Ref. RB	6.40%	05/15/24	3,435	3,440,393

North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB (j)	7.25%	07/01/33	3,000	1,019,970

Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment RB (j)	6.38%	03/01/35	3,643	1,275,851

St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/12	130	129,744

Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/13	130	120,133

Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/14	125	106,974

Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/15	125	99,065

Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/16	125	91,748

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (i)	5.70%	09/01/37	8,000	8,377,440

Series 2007, RB (i)	5.75%	09/01/42	5,780	6,045,360

Series 2007, RB (i)	5.80%	09/01/47	5,645	5,916,581

				125,949,182

Iowa–2.31%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,409,188

Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,485,950

Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	6,021,455

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,392,563

Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,150,490

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,651,687

Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	510,480

Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,288,216

Series 2007 A, Ref. MFH RB (i)	5.30%	12/01/36	3,545	3,441,947

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	16,070	16,896,159

Iowa (State of) Finance Authority (Bethany Life Communities); Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	1,395	1,406,286

Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,795	3,825,664

Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	310,000

Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	1,019,590

Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,944,128

Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,756,462

Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.38%	06/01/38	28,175	27,208,597

Series 2005 C, Asset-Backed RB	5.50%	06/01/42	18,920	18,330,074

Series 2005 C, Asset-Backed RB	5.63%	06/01/46	33,175	32,707,232

Series 2005 D, Asset-Backed CAB RB (e)	0.00%	06/01/46	80,800	7,457,840

Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	3,935	4,019,996

Marion (City of) (Village Place at Marion); Series 2005 A, MFH RB	5.65%	09/01/25	155	143,806

Series 2005 A, MFH RB	6.00%	09/01/35	400	369,680

Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,674,673

Polk (County of) (Luther Park Health Center, Inc.); Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,284

Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,102,015

Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,835	4,836,982

Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,405	3,513,994

Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	2,725	2,913,951

				169,079,389

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.26%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	$1,900	$2,266,016

Labette (County of); Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	800,895

Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	951,921

Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	576,165

Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,709,115

Olathe (City of) (Aberdeen Village, Inc.); Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,029,350

Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,630

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,585,075

Olathe (City of) (Olathe Medical Center); Series 2008, VRD Health Facilities RB (LOC-Bank of America, N.A.) (k)(l)	0.20%	09/01/32	1,965	1,965,000

Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	389,060

Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	853,458

Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	701,470

Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,390,272

Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	926,238

Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	350,099

Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	895	712,841

Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	688,420

				19,396,025

Kentucky–0.33%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	6.25%	05/15/18	1,000	1,019,010

Series 2011, RB	7.00%	05/15/30	2,500	2,901,225

Series 2011, RB	7.25%	05/15/41	3,050	3,528,789

Series 2011, RB	7.38%	05/15/46	1,000	1,166,430

Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent); Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/42	2,000	2,068,220

Series 2012, Ref. Health Care Facilities RB	5.50%	11/15/45	1,645	1,711,475

Series 2012, Ref. Heath Care Facilities RB	5.38%	11/15/32	2,000	2,101,940

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	6,000	7,304,700

Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	2,079,441

				23,881,230

Louisiana–1.15%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee)	6.50%	12/01/18	4,530	4,770,996

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	14,685	5,877,671

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,925	2,426,405

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/32	8,690	9,863,411

Series 2009 A, RB	6.50%	08/01/29	9,500	11,324,380

Series 2010 A-1, RB	6.50%	11/01/35	9,245	10,937,944

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	$3,000	$3,582,330

Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (i)	6.38%	12/01/34	15,000	16,532,700

Louisiana (State of) Public Facilities Authority (Progressive Health Care); Series 1998, RB	6.38%	10/01/20	2,500	2,501,250

Series 1998, RB	6.38%	10/01/28	2,000	1,999,920

Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,688,676) (i)	5.75%	10/30/18	1,689	1,697,052

New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (c)	6.00%	01/01/23	3,000	3,648,840

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (g)(h)	4.00%	06/01/22	6,500	7,238,660

St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,210	2,211,503

				84,613,062

Maine–0.21%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/36	500	618,130

Series 2011, RB	6.75%	07/01/41	9,505	11,671,570

Series 2011, RB	7.50%	07/01/32	2,500	3,252,200

				15,541,900

Maryland–1.68%

Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	1,874	1,902,616

Anne Arundel (County of) (Farmington Village); Series 1998 A, Special Tax RB	6.25%	06/01/25	1,635	1,637,191

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,097,680

Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,558,262

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	12,500	13,631,000

Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	995,913

Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	18,100	16,986,307

Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	9,020	9,331,912

Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,816,360

Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	620	617,842

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	5.13%	01/01/23	1,000	1,157,540

Series 2011 A, RB	6.13%	01/01/36	1,500	1,765,785

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.25%	01/01/27	4,475	4,502,566

Series 2007 A, RB	5.30%	01/01/37	3,050	3,000,133

Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB (j)	5.50%	07/01/38	1,500	599,985

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.75%	01/01/38	500	549,415

Series 2008, RB	6.00%	01/01/43	16,105	17,874,295

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,576,965

Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 1999, Air Cargo RB (b)	6.50%	07/01/24	5,780	5,464,354

Series 2003, Ref. Air Cargo RB (b)	7.34%	07/01/24	1,160	1,164,362

Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	1,097,250

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	$8,000	$8,840,560

Montgomery (County of) (Trinity Health); Series 2011, Ref. RB (d)	5.00%	12/01/40	10,000	11,537,800

Montgomery (County of) (West Germantown Development District); Series 2004 B, Special Obligation Limited Tax GO Bonds	6.70%	07/01/27	1,230	1,256,642

Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB	5.25%	01/01/37	4,000	1,534,760

Westminster (City of) (Carroll Lutheran Village); Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	2,029,720

Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,527,675

				123,054,890

Massachusetts–3.06%

Boston (City of) Industrial Development Financing Authority (Springhouse Inc.); Series 1998, Ref. First Mortgage RB	6.00%	07/01/28	3,750	3,752,512

Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,895	6,899,551

Massachusetts (State of) Development Finance Agency (Civic Investments); Series 2002 B, RB (f)(g)	9.15%	12/15/12	2,900	2,968,730

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (b)	5.25%	11/01/42	4,370	4,463,343

Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,600	5,703,936

Massachusetts (State of) Development Finance Agency (Developmental Disabilities Inc.); Series 2003, RB (f)(g)	6.75%	06/01/13	1,265	1,322,229

Massachusetts (State of) Development Finance Agency (Dimock Community Health Center); Series 2003, RB	6.25%	12/01/13	175	179,023

Series 2003, RB	6.75%	12/01/33	7,565	7,788,848

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/24	250	253,995

Series 2005, RB	5.50%	01/01/35	500	507,440

Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.50%	10/01/15	395	395,431

Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	4,001,080

Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,553,160

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (d)	5.50%	11/15/36	23,660	29,424,049

Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,870	5,874,989

Massachusetts (State of) Development Finance Agency (Jordan Hospital); Series 1998 D, RB	5.25%	10/01/23	3,610	3,613,610

Series 1998 D, RB	5.38%	10/01/28	1,465	1,466,172

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	700,105

Series 2011 A-1, RB	6.25%	11/15/46	975	724,735

Series 2011 A-2, RB	5.50%	11/15/46	89	56,951

Series 2011 B, RB (e)	0.00%	11/15/56	445	2,357

Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,043,440

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (d)	5.50%	07/01/32	14,495	21,968,332

Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (a)	5.85%	01/15/18	5,565	28,493

Massachusetts (State of) Development Finance Agency (Regis College); Series 1998, RB	5.50%	10/01/28	5,865	5,865,997

Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.85%	04/15/23	745	885,269

Series 2009 A, RB	6.90%	04/15/25	895	1,064,415

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Series 2009 A, RB	8.00%	04/15/31	$1,000	$1,254,710

Series 2009 A, RB	8.00%	04/15/39	4,850	6,068,659

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facility RB	7.50%	06/01/29	1,430	672,100

Series 2009 A, Senior Living Facility RB	7.75%	06/01/39	2,000	940,000

Series 2009 A, Senior Living Facility RB	7.88%	06/01/44	2,000	940,000

Series 2009 B-1, TEMPS-85sm Senior Living Facility RB	7.25%	06/01/16	16,100	7,567,000

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,245,880

Series 2011 I, RB	6.88%	01/01/41	4,500	5,556,015

Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,620	2,624,690

Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS-AMBAC) (b)(c)(h)	0.48%	01/01/31	30,000	22,500,000

Massachusetts (State of) Port Authority (Delta Air Lines); Series 2001 B, Special Facilities RB (b)(c)(h)	0.56%	01/01/31	5,000	3,850,000

Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS-AMBAC) (b)(c)	5.00%	01/01/27	9,300	9,311,997

Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (c)(d)	5.50%	08/01/30	32,040	46,302,926

Series 2006 A, VRD Unlimited Tax GO Bonds (l)	0.18%	01/02/13	2,000	2,000,000

224,342,169

Michigan–1.23%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,876,750

Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	8,180,480

Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/25	1,330	1,170,626

Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	852,560

Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	650	651,066

Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,376,686

Iron River (City of) Hospital Finance Authority (Iron County Community Hospitals); Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,275	3,404,100

Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	3,502,018

John Tolfree Health System Corp.; Series 1999, Ref. Mortgage RB	6.00%	09/15/23	2,845	2,845,398

Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.38%	11/15/27	2,025	2,193,480

Series 2012, Ref. Limited Obligation RB	5.38%	11/15/41	1,000	1,019,150

Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	5,000	5,407,300

Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,410,266

Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	365	365,828

Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	4.25%	02/01/17	4,750	4,796,787

Michigan (State of) Finance Authority (Trinity Health); Series 2011, Ref. RB (d)	5.00%	12/01/39	16,120	18,407,912

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (b)(c)	5.45%	12/15/32	2,325	2,330,022

Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (b)	7.50%	01/01/21	2,870	2,870,402

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 B-2, Ref. Limited Obligation RB	6.25%	06/01/14	10,000	10,816,400

Star International Academy; Series 2003, COP (f)(g)	8.00%	03/01/13	3,000	3,115,500

Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,220,838

Wenonah Park Properties, Inc. (Bay City Hotel); Series 2002, RB (m)	7.50%	04/01/33	11,620	2,561,978

Series 2002, RB (m)	7.88%	04/01/22	3,485	801,411

				90,176,958

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–3.81%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	$3,365	$3,406,692

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,450,057

Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/30	500	559,680

Series 2010 A, RB	6.88%	05/01/40	1,000	1,118,270

Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,747,225

Baytown (Township of) (St. Croix Preparatory Academy); Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,072,340

Series 2008 A, Lease RB	7.00%	08/01/38	700	752,640

Becker (City of) (Shepherd of Grace); Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	1,012,140

Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	1,010,620

Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,900	2,025,932

Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,938,871

Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,905,264

Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	9,663,360

Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	8.38%	03/01/23	100	113,016

Series 2009 A, Lease RB	9.00%	03/01/29	2,620	3,026,388

Series 2009 A, Lease RB	9.25%	03/01/39	8,000	9,366,240

Cambridge (City of) (Grandview West); Series 1998 A, Housing & Health Care Facilities RB	6.00%	10/01/28	1,410	1,411,424

Series 1998 B, Housing & Health Care Facilities RB	6.00%	10/01/33	3,000	3,002,460

Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	6,900	6,995,013

Cold Spring (City of) (Assumption Home, Inc.); Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	430,245

Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	607,032

Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,092,200

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,756,900

Cuyuna (City of) (Crosby Senior Services); Series 2007 B, Senior Housing RB	6.10%	10/01/47	4,100	4,167,732

Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	19,406,880

Detroit Lakes (City of) (CDL Homes); Series 2004 B, Housing & Health Facilities RB	6.00%	08/01/24	840	849,811

Series 2004 B, Housing & Health Facilities RB	6.13%	08/01/34	1,435	1,451,259

Falcon Heights (City of) (Kaleidoscope Charter School); Series 2007 A, Lease RB	6.00%	11/01/27	400	416,560

Series 2007 A, Lease RB	6.00%	11/01/37	550	567,754

Fergus Falls (City of) (Lake Region Healthcare Corp.); Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	1,068,910

Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	1,069,360

Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,031,700

Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,167,484

Maplewood (City of) (Volunteers of America Care Center); Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	270	273,899

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2003, Health Care Facility RB	5.88%	12/01/29	800	830,224

Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,419,608

Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	935,750

Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	5,475	5,632,187

Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	7,517,681

Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,406,734

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	$595	$599,695

Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	5,086,350

New Ulm (City of) Economic Development Authority (HADC Ridgeway); Series 2006 A, Ref. Housing Facilities RB	6.00%	06/01/41	2,300	2,335,052

Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program); Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,601

Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,016,440

Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	5,024,450

Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	836,995

Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,257,819

Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	6.75%	08/01/31	1,500	1,651,350

Series 2010, Housing RB	7.00%	08/01/45	3,000	3,321,690

Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	1,010,940

Series 2004, Ref. Senior Housing RB	6.25%	04/01/34	3,500	3,537,415

Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,949,457

Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,637,968

Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,610,700

Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	833,640

Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,293,880

Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	2,650	2,733,502

Ramsey (City of) (Pact Charter School); Series 2004 A, Lease RB	6.50%	12/01/22	925	966,005

Series 2004 A, Lease RB	6.75%	12/01/33	3,000	3,119,940

Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,297,720

Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,789,463

Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	997,659

Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB	7.50%	01/01/39	7,000	7,469,560

St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,618,112

St. Paul (City of) Housing & Redevelopment Authority (Community Peace Academy); Series 2006 A, Lease RB	5.00%	12/01/36	4,825	4,818,293

St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	763,494

Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	945	1,037,175

St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,570,739

St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy); Series 2004 A, Ref. Lease RB	6.88%	12/01/33	2,720	2,821,266

Series 2009, Lease RB	8.50%	12/01/38	1,900	2,018,712

St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2006 A, Lease RB	5.75%	09/01/26	700	716,499

Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,474,106

St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	5,094,000

St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy); Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,500,539

Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,226,821

St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.30%	11/01/30	1,000	1,006,670

Series 2007 A, Ref. MFH RB	5.38%	05/01/43	7,590	7,621,726

St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB (a)	7.25%	11/01/26	4,035	3,838,334

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	$4,390	$4,484,209

St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,111,020

Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,663,305

St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus); Series 2007 A, RB	5.05%	10/01/27	1,750	1,782,935

Series 2007 A, RB	5.15%	10/01/42	1,340	1,340,134

Series 2007 A, RB	5.25%	10/01/42	2,000	2,027,960

St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB (b)	4.50%	10/01/37	8,500	8,717,090

St. Paul (Port of) (HealthEast Midway Campus-03); Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,782,297

Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,303,200

Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,778,404

Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,572,459

Series 2004 A, Lease RB	6.60%	12/01/34	5,275	4,094,138

Vadnais Heights (City of) (Cottages Vadnais Heights); Series 1995, Ref. MFH RB (b)	7.00%	12/01/31	4,245	4,256,971

Victoria (City of) (Holy Family Catholic High School); Series 2012, Ref. Private School Facility RB	5.00%	09/01/29	2,300	2,466,796

Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	685	711,434

Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.50%	11/01/32	2,000	2,114,380

Series 2012 A, Senior Housing RB	5.75%	11/01/39	4,000	4,271,880

Series 2012 A, Senior Housing RB	6.00%	05/01/47	8,500	9,153,395

West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,686,810

Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.25%	09/01/30	500	531,310

Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,154,060

Woodbury (City of) (Math & Science Academy); Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	255,943

Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	767,880

Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB (g)(h)	6.38%	05/01/19	650	675,857

				278,956,186

Mississippi–0.22%

Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. & Improvement RB	5.25%	12/01/31	1,965	2,056,864

Mississippi (State of) Hospital Equipment & Facilities Authority (South West Mississippi Medical Center); Series 2003, Ref. & Improvement RB	5.75%	04/01/23	1,000	1,014,560

Series 2003, Ref. & Improvement RB	5.75%	04/01/29	2,000	2,026,680

Mississippi Business Finance Corp.; Series 2004, Air Cargo RB (b)	7.25%	07/01/34	1,575	832,876

Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (b)	3.13%	04/01/37	5,700	3,749,403

Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (b)(m)	3.40%	11/01/37	7,000	5,129,320

Warren (County of) (International Paper Co.); Series 2011, Gulf Opportunity Zone RB	5.38%	12/01/35	1,250	1,397,912

				16,207,615

Missouri–2.55%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB	7.00%	05/01/22	1,750	1,763,440

Series 2002, RB	7.20%	05/01/33	5,250	5,279,557

Arnold (City of) (Arnold Triangle Redevelopment Project); Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	835	940,210

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	$3,440	$3,816,886

Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,141,460

Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,599,928

Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	1,055	1,028,899

Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)(b)	6.00%	07/01/37	28,600	6,469,320

Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	299,133

Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	469,455

Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	1,170,897

Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	1,093,155

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 1998, Senior Housing RB	5.90%	05/01/28	2,000	2,002,040

Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,646,364

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,080,850

Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,984,561

Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	935,100

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	130	132,475

Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	3,190	1,612,736

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	530	530,657

Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,399,536

Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,756,708

Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,435	1,449,494

Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	2,900	2,902,987

Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB	2.00%	12/01/28	1,250	313,863

Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,139,720

Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,436,025

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,349,725

Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,141,000

Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 A, MFH RB (b)	6.95%	04/15/15	170	172,797

Series 2002 B, MFH RB (b)	5.25%	10/15/38	2,300	1,833,261

Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (b)	6.45%	05/01/40	2,302	2,312,152

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	5,090,650

Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB (b)	7.55%	06/15/22	990	991,168

Series 2000 B, MFH RB (b)	7.55%	06/15/35	3,430	3,433,636

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,557,360

Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,259,255

Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	26,726,040

Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	945	1,032,724

Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,640,730

Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,356,237

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.) (k)(l)	0.22%	07/01/29	$600	$600,000

Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2004 B, VRD RB (l)	0.17%	02/15/34	14,610	14,610,000

Series 2011 A, RB (d)	5.00%	11/15/41	6,210	7,518,385

Series 2011 B, RB (d)	5.00%	11/15/37	10,500	12,797,505

Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,315	3,552,387

Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,073,140

Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	750	751,643

St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,870,352

St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);

Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	240	246,089

Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	755,520

Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,007,360

St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,787,732

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2003 A, Health Facilities RB (f)(g)	6.63%	11/15/13	4,600	4,872,458

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	4,028,207

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,507,223

				187,270,192

Nebraska–0.36%

Central Plains Energy (No. 3) Series 2012, Gas RB	5.00%	09/01/42	12,140	13,511,334

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,731,850

Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,898,920

				26,142,104

Nevada–0.53%

Boulder City (City of) (Boulder City Hospital Inc.); Series 1998, Ref. Hospital RB	5.85%	01/01/22	3,000	3,001,560

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,620	4,625,637

Henderson (City of) (Local Improvement District No. T-13); Series 2002 A, Special Assessment RB	6.80%	03/01/22	740	751,463

Series 2002 B, Special Assessment RB	6.90%	03/01/22	2,665	2,710,652

Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	7,175	4,029,695

Las Vegas (City of) (Elkhorn Springs Special Improvement District No. 505); Series 1993, Special Assessment RB	8.00%	09/15/13	140	140,000

Las Vegas (City of) (Special Improvement District No. 607); Series 2004, Local Improvement Special Assessment RB	6.00%	06/01/19	930	956,914

Series 2004, Local Improvement Special Assessment RB	6.25%	06/01/24	1,300	1,344,434

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,800	12,471,300

Mesquite (City of) (Special Improvement District No. 07-01 - Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,495	2,338,763

Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment RB	6.63%	12/01/22	3,700	3,777,922

Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	790	848,128

Sparks (City of) (Local Improvement Districts No. 3-Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	2,000	2,097,560

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

University of Nevada Reno (Community College System); Series 2002, RB (c)	5.40%	07/01/31	$60	$60,221

				39,154,249

New Hampshire-0.73%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	9,360	10,558,174

New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 09/20/99; Cost $890,534) (b)(i)	7.75%	06/01/14	910	913,449

New Hampshire (State of) Business Finance Authority (Public Service Co.); Series 2001 A, Ref. PCR (INS-NATL) (b)(c)(h)	0.21%	05/01/21	27,250	23,537,187

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,735	1,785,992

New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/31	620	710,570

Series 2011 A, RB	6.88%	07/01/41	2,125	2,449,955

Series 2011 B-1, RB	5.55%	07/01/17	400	402,912

New Hampshire (State of) Health & Education Facilities Authority (Speare Memorial Hospital); Series 2004, Hospital RB	5.50%	07/01/25	1,055	1,093,212

Series 2004, Hospital RB	5.88%	07/01/34	2,650	2,770,495

New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua); Series 2003 A, RB	6.88%	05/01/23	2,320	2,343,687

Series 2003 A, RB	6.88%	05/01/33	7,040	7,095,757

New Hampshire (State of) Housing Finance Authority; Series 1997 D, Single Family Mortgage Acquisition RB (b)	5.90%	07/01/28	120	120,218

				53,781,608

New Jersey–4.64%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	1,500	1,577,280

Camden (County of) Improvement Authority (Cooper Health); Series 2004 A, Health Care Redevelopment RB	5.75%	02/15/34	2,000	2,075,720

New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	6,549,852

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (b)	5.13%	09/15/23	7,500	7,699,725

Series 1999, Special Facility RB (b)	5.25%	09/15/29	25,000	25,814,250

Series 2012, RB (b)	5.75%	09/15/27	28,500	29,230,740

New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.88%	07/01/28	500	545,580

Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,627,305

New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 1998 B, RB (b)	6.50%	04/01/31	2,500	3,024,475

New Jersey (State of) Economic Development Authority (Kullman Association, LLC); Series 1998 A, RB (b)	6.13%	06/01/18	2,005	1,551,649

Series 1999 A, RB (a)(b)	6.75%	07/01/19	670	517,006

New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.75%	01/01/25	1,630	1,661,443

Series 2005 A, First Mortgage RB	5.88%	01/01/37	2,590	2,621,702

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center); Series 2006, First Mortgage RB	5.30%	11/01/26	2,350	2,378,553

Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,706,146

New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC); Series 2012 A, Energy Facility RB (b)	5.00%	06/15/37	1,250	1,320,875

Series 2012 A, Energy Facility RB (b)	5.13%	06/15/43	2,000	2,116,100

New Jersey (State of) Economic Development Authority (United Methodist Homes); Series 1999, RB	5.75%	07/01/29	7,000	7,005,320

Series 2003 A-1, RB	6.13%	07/01/23	3,450	3,609,079

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Series 2003 A-1, RB	6.25%	07/01/33	$5,800	$6,025,678

New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,063,520

New Jersey (State of) Health Care Facilities Financing Authority (Pascack Valley Hospital Association); Series 2003, RB (j)	6.00%	07/01/13	323	3

Series 2003, RB (j)	6.50%	07/01/23	428	4

Series 2003, RB (j)	6.63%	07/01/36	2,496	25

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	14,230	16,503,242

Tobacco Settlement Financing Corp.;

Series 2007 1-A, RB	4.63%	06/01/26	34,740	33,637,700

Series 2007 1-A, RB	4.75%	06/01/34	49,090	44,137,310

Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	44,295	44,075,297

Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	47,705	47,724,082

Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	47,605	43,060,627

				339,860,288

New Mexico–0.72%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,120	1,127,482

Cabezon Public Improvement District; Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,583,727

Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,564,054

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	11,276,300

New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,040	2,043,672

New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	15,135,970

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	9,010,640

New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (b)	6.85%	12/01/31	4,270	4,379,397

RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (INS-GNMA) (c)	7.13%	12/15/27	2,295	2,297,869

San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (b)	7.25%	12/01/31	2,980	2,982,950

Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,525,620

				52,927,681

New York–5.19%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,170	2,162,470

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/31	3,890	1,758,047

Series 2009, PILOT CAB RB (e)	0.00%	07/15/32	8,500	3,576,545

Series 2009, PILOT CAB RB (e)	0.00%	07/15/33	3,915	1,529,277

Series 2009, PILOT CAB RB (e)	0.00%	07/15/34	14,345	5,353,841

Series 2009, PILOT CAB RB (e)	0.00%	07/15/44	25,805	5,829,091

Broome (County of) Industrial Development Agency (Good Shepherd Village); Series 2008 A, Continuing Care Retirement Community RB	6.15%	07/01/18	500	541,250

Series 2008 A, Continuing Care Retirement Community RB	6.75%	07/01/28	600	639,618

Series 2008 A, Continuing Care Retirement Community RB	6.88%	07/01/40	1,000	1,058,410

Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,715	5,891,593

East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,727,965

Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/26	10,900	11,434,209

Series 2006 A, RB	6.00%	11/15/36	3,530	3,651,432

Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Series 2003 A, Civic Facility RB	6.75%	05/01/23	$2,000	$2,012,700

Series 2003 A, Civic Facility RB (f)(g)	6.88%	05/01/13	805	825,841

Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	4,214,297

Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	1,001,000

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	3,750	2,459,063

Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	19,494,486

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	10,168,635

New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(d)	5.00%	10/15/27	15,400	18,238,220

One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(d)	5.00%	10/15/28	10,760	12,733,814

New York (City of) Industrial Development Agency (A Very Special Place Inc.); Series 2003 A, Civic Facility RB	7.00%	01/01/33	2,650	2,652,571

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (c)	5.25%	11/01/37	5,850	6,347,074

New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB (b)	7.95%	01/01/28	7,500	7,507,950

New York (City of) Industrial Development Agency; Series 2002 C, Civic Facility RB	6.80%	06/01/28	5,000	5,066,200

New York (City of) Municipal Water Finance Authority; Series 2012 CC, Ref. Water & Sewer System RB (d)	5.00%	06/15/45	14,750	17,306,765

Series 2012 FF, Water & Sewer System RB (d)	5.00%	06/15/45	30,000	35,451,300

New York (City of) Trust for Cultural Resources (Lincoln Center); Series 2008 A-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (k)(l)	0.20%	01/02/13	5,000	5,000,000

New York (City of); Subseries 1993 A-8, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (k)(l)	0.17%	01/02/13	1,915	1,915,000

New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (d)	5.00%	03/15/31	15,000	18,122,700

New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.25%	12/01/37	4,275	4,795,909

Series 2008, RB	6.50%	12/01/21	10,100	11,901,133

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 A, RB (f)(g)	5.50%	07/01/13	4,000	4,120,600

Series 2003 B, RB (f)(g)	5.75%	07/01/13	4,695	4,843,456

New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, RB (INS-SGI) (b)(c)(h)	0.32%	01/01/39	21,500	16,985,000

Subseries 2001 B-1, RB (b)(c)(h)	0.37%	10/01/36	10,000	8,075,000

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (h)	10.61%	04/01/20	2,500	2,514,500

New York Liberty Development Corp. (1 World Trade Center); Series 2011, Liberty RB (d)	5.00%	12/15/41	32,775	38,427,704

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority RB	5.63%	07/15/47	2,525	3,005,204

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407) (i)(j)	6.13%	02/15/19	2,500	25

New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (d)	5.00%	06/15/34	20,000	24,464,600

Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (b)	5.25%	11/01/42	3,000	3,064,080

Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	4,022,800

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (b)(g)(h)(i)	6.63%	10/01/13	9,270	9,387,822

Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (i)	5.50%	01/01/37	2,500	2,537,275

Suffolk (County of) Industrial Development Agency (Gurwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,895	1,978,001

Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (b)	6.38%	01/01/39	7,600	7,693,024

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Sullivan (County of) Industrial Development Agency (Hebrew Academy for Special Children); Series 2002, Civic Facility RB	7.50%	06/01/32	$4,100	$4,175,932

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,585	1,585,539

Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,824,044

Utica (City of) Industrial Development Agency (Utica College); Series 2001, Civic Facility RB	6.75%	12/01/21	2,140	2,166,001

Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Community Mortgage RB	6.38%	01/01/24	5,000	5,005,600

				380,244,613

North Carolina–0.59%

Halifax (County of) Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2001 A, RB (b)	5.90%	09/01/25	1,000	1,003,440

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (c)(d)	5.25%	10/01/28	5,125	5,826,151

Series 2008, RB (INS-AGM) (c)(d)	5.25%	10/01/36	8,000	8,950,160

North Carolina (State of) Medical Care Commission (Baptist Retirement); Series 2001 A, First Mortgage Health Care Facilities RB	6.40%	10/01/31	7,050	7,092,370

North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	915,205

Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,610,607

North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/37	1,000	1,032,840

Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/42	1,000	1,029,800

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	3,041,370

North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group); Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	1,034,020

Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,578,060

North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	7,650	7,797,339

North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,345,060

				43,256,422

North Dakota–0.19%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,350,479

Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,545	1,572,624

Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,286,248

Traill (County of) (Hillsboro Medical Center); Series 2007, Health Care RB	5.25%	05/01/20	500	525,340

Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,582,092

Series 2007, Health Care RB	5.50%	05/01/42	5,570	5,694,434

				14,011,217

Ohio–2.46%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/36	15,955	12,965,671

Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	4,087,680

Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,892,121

Buckeye Tobacco Settlement Financing Authority; Series 2007 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/47	260,000	18,613,400

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,146,980

Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,135,540

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Series 2007 A, Health Care RB	6.00%	11/01/38	$2,550	$2,683,696

Cleveland (City of) & Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	2,222,929

Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	720	721,390

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,458,644

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,251,580

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,794,882

Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,504,375

Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	20,000	22,882,400

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	13,000	15,046,590

Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/32	1,750	1,917,615

Series 2012, Health Care RB	5.00%	01/01/46	3,610	3,877,609

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	7,079,377

Hickory Chase Community Authority (Hickory Chase); Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	1,900	1,045,038

Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,389	763,978

Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	18,500	20,193,305

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,282,220

Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	7,457,125

Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	730	754,740

Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,330,407

Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,315,631

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (f)(g)	6.75%	01/15/15	6,000	6,798,900

Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	6,580	6,789,244

				180,013,067

Oklahoma–0.54%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	3,530,338

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	2,050	2,042,477

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	935	1,029,594

Oklahoma (County of) Finance Authority (Epworth Villa); Series 2005 A, Ref. RB	5.00%	04/01/15	645	668,988

Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,583,675

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,609,235

Series 2007, Hospital RB	5.13%	12/01/36	9,430	9,552,307

Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,930	3,236,214

Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	3,060	3,389,470

Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.13%	11/01/30	1,250	1,449,000

Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,250	6,060,600

Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,424,240

				39,576,138

Oregon–0.71%

Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB (f)(g)	5.13%	04/01/15	1,000	1,106,410

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Clackamas (County of) Hospital Facility Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	$230	$229,988

Clastop (County of) Care Center Health District; Series 1998, Senior Housing RB	6.00%	08/01/14	345	345,373

Series 1998, Senior Housing RB	6.88%	08/01/28	6,145	6,149,793

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (j)	7.50%	09/01/27	1,600	720,064

Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (b)	5.25%	07/01/29	9,220	9,885,223

Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB (b)	7.25%	06/01/28	7,400	7,407,030

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/32	250	270,365

Series 2012, Ref. RB	6.00%	05/15/42	4,900	5,401,466

Series 2012, Ref. RB	6.00%	05/15/47	5,745	6,332,943

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (i)	6.38%	11/01/33	3,000	3,185,700

Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (f)(g)	7.00%	12/01/13	9,925	10,679,995

				51,714,350

Pennsylvania–2.98%

Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (b)	6.63%	09/01/24	1,510	1,427,992

Series 2003, Cargo Facilities Lease RB (b)	7.75%	09/01/31	6,350	6,356,540

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,345,367

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,381,837

Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	335	349,227

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,500	1,556,520

Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (b)	6.13%	11/01/34	4,640	4,742,312

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,516,950

Series 2005 A, Retirement Community RB	6.25%	01/01/35	5,850	5,914,233

Bucks (County of) Industrial Development Authority (Chandler); Series 1999, First Mortgage Health Care Facilities RB	6.10%	05/01/14	440	440,682

Series 1999, First Mortgage Health Care Facilities RB	6.20%	05/01/19	1,900	1,901,520

Series 1999, First Mortgage Health Care Facilities RB	6.30%	05/01/29	3,450	3,450,655

Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB	7.13%	07/01/29	2,145	2,761,237

Series 2009 B, RB	7.25%	07/01/39	1,590	2,004,624

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	2,000	2,004,300

Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	2,500	2,504,325

Series 2006, Ref. First Mortgage RB	5.13%	12/01/12	500	500,040

Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	513,760

Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	276,949

Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	541,200

Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	993,727

Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, RB	6.25%	12/15/27	1,000	1,061,010

Series 2007 A, RB	6.38%	12/15/37	1,500	1,588,485

Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,364,637

Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	4,286,344

Cumberland (County of) Municipal Authority (Asbury Obligated Group);

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Series 2012, Ref. RB	5.25%	01/01/32	$1,265	$1,333,614

Series 2012, Ref. RB	5.25%	01/01/41	3,400	3,540,692

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	8,000	8,902,960

Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	9,080	9,464,084

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,107,630

Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group); Series 2008 A, RB	5.00%	01/01/17	2,000	2,142,120

Series 2008 A, RB	5.35%	01/01/20	515	516,035

Series 2008 A, RB	5.45%	01/01/21	885	886,646

Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB (f)(g)	7.13%	01/01/13	700	711,109

Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	7,460	7,472,011

Delaware Valley Regional Financial Authority; Series 1998 A, RB (INS-AMBAC) (c)	5.50%	08/01/28	13,200	16,499,340

Series 2007 A, RB	5.50%	06/01/37	5,000	6,456,100

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,139,280

Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,430,505

Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	8,500	6,470,370

Indiana (County of) Industrial Development Authority (PSEG Power LLC); Series 2001, Ref. PCR (b)	5.85%	06/01/27	2,200	2,225,520

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.); Series 1999 A, First Mortgage RB	6.00%	12/15/23	2,000	2,001,660

Series 2001, First Mortgage RB	7.63%	11/01/21	1,350	1,366,564

Series 2001, First Mortgage RB	7.75%	11/01/33	3,750	3,794,100

Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB (a)	6.00%	11/01/18	2,750	1,361,388

Series 1998, RB (a)	6.00%	11/01/23	9,085	4,497,529

Series 1999, RB (a)	6.20%	11/01/14	2,280	1,225,500

Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility RB	6.10%	06/01/18	1,870	1,870,785

Series 1998, Health Facility RB	6.30%	06/01/28	4,000	3,999,760

Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	8,000	8,629,120

Montgomery (County of) Industrial Development Authority (Geriatric); Series 1993 A, Health Care RB	8.38%	07/01/23	2,515	2,517,792

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	7,008,360

Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,922,344

Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,953,126

Montgomery (County of) Industrial Development Authority (Wordsworth Academy); Series 1994, RB	7.75%	09/01/14	825	827,698

Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace); Series 1999, Health Care RB	7.13%	10/01/29	3,165	3,169,526

Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,505,000) (i)	6.50%	10/01/32	1,505	1,560,399

Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/20	425	426,012

Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,289,456

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	6.13%	01/01/13	480	480,893

Series 2002 A, RB	7.25%	01/01/21	4,000	4,085,560

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Baptist Home of Philadelphia); Series 1998 A, Health Care Facility RB (a)	5.50%	11/15/18	$1,350	$540,108

Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	1,865,339

Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	500	508,435

Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,098,630

Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	4,120,834

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	581,405

Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,670,865

Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School); Series 2007 A, RB	5.15%	05/01/27	1,000	1,008,990

Series 2007 A, RB	5.25%	05/01/37	1,000	999,950

Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	11,550	11,569,288

Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (b)	6.50%	01/01/38	4,300	4,552,668

				218,586,573

Puerto Rico–1.76%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	6.00%	07/01/47	53,110	57,894,680

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB	5.50%	07/01/38	4,125	4,278,120

Series 2010 CCC, RB	5.25%	07/01/27	5,000	5,346,250

Series 2010 XX, RB	5.25%	07/01/40	13,000	13,463,840

Series 2012 A, RB	5.00%	07/01/42	4,000	4,093,160

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (f)(g)	5.25%	07/01/14	75	80,702

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, CAB RB (e)	0.00%	08/01/35	4,930	1,458,935

First Subseries 2010 A, CAB RB (e)	0.00%	08/01/36	24,230	6,719,221

First Subseries 2010 C, CAB RB (e)	0.00%	08/01/37	15,000	3,882,000

First Subseries 2010 C, CAB RB (e)	0.00%	08/01/38	61,750	14,941,030

First Subseries 2010 C, CAB RB (e)	0.00%	08/01/39	12,380	2,812,365

Series 2007 A, CAB RB (INS-NATL) (c)(e)	0.00%	08/01/45	80,675	13,800,265

				128,770,568

Rhode Island–0.46%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	3,255	3,256,790

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,994,650

Series 2009 A, Hospital Financing RB (INS-AGC) (c)	6.25%	05/15/30	2,000	2,404,380

Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	24,705	25,196,383

				33,852,203

South Carolina–0.73%

Lancaster (County of) (Sun City Carolina Lakes); Series 2006, Special Assessment RB	5.45%	12/01/37	1,430	1,437,450

Laurens County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,302,686

Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	885	823,908

Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,114,838

South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB (h)	5.90%	05/15/34	1,000	1,002,240

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,068,938

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,593,345

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,149,874

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	$6,500	$6,748,300

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	16,270	16,902,089

Series 2003 C, Hospital Facilities RB (f)(g)	6.38%	08/01/13	4,005	4,167,363

Series 2003 C, Hospital Facilities RB (f)(g)	6.38%	08/01/13	495	515,236

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);

Series 2004 A, First Mortgage Residential Care Facilities RB	6.25%	05/15/25	750	751,283

Series 2004 A, First Mortgage Residential Care Facilities RB	6.38%	05/15/32	1,250	1,282,912

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	1,426	1,099,540

Series 2012, Ref. RB	6.00%	11/15/42	4,064	2,956,994

Series 2012, Ref. RB	6.00%	11/15/47	5,561	4,000,313

Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/47	2,383	11,964

Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/47	1,742	8,743

Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/47	611	3,068

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,539,800

				53,480,884

South Dakota–0.05%

Sioux Falls (City of) (Dow Rummel Village); Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	2,000	2,011,360

Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,303,952

				3,315,312

Tennessee–0.99%

Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village); Series 2004 A, Retirement Facilities RB	6.00%	02/15/19	915	916,281

Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	1,500	1,501,470

Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	3,550	3,594,624

Memphis (City of) Health, Educational & Housing Facility Board (Hilldale Apartments); Series 2007, MFH RB (b)	6.70%	11/01/37	4,390	4,287,932

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,004,890

Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown); Series 2003 A, Residential Care Facility Mortgage RB	6.38%	12/01/13	400	411,456

Series 2003 A, Residential Care Facility Mortgage RB (f)(g)	7.00%	12/01/13	3,650	3,739,206

Series 2003 A, Residential Care Facility Mortgage RB (f)(g)	7.25%	12/01/13	14,800	15,147,948

Series 2006, Residential Care Facility Mortgage RB (f)(g)	6.25%	12/01/16	700	735,917

Series 2012, Ref. Residential Care Facility Mortgage RB	5.00%	12/01/32	2,100	2,141,412

Series 2012, Ref. Residential Care Facility Mortgage RB	5.25%	12/01/42	1,500	1,535,760

Series 2012, Ref. Residential Care Facility Mortgage RB	5.38%	12/01/47	2,000	2,052,600

Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,000	1,034,080

Series 2006 A, RB	5.75%	09/01/37	1,900	1,944,783

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/26	2,510	3,011,473

Series 2006 C, Gas RB	5.00%	02/01/27	9,400	11,012,758

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	16,480,235

				72,552,825

Texas–10.78%

ABIA Development Corp. (Austin Belly Port Development, LLC); Series 1998 A, Airport Facilities RB (b)	6.50%	10/01/23	5,540	5,106,273

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group); Series 2003 A, Retirement Facility RB	6.75%	11/15/28	$1,730	$1,242,919

Series 2003 A, Retirement Facility RB	7.00%	11/15/33	8,690	6,251,325

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (a)(b)	6.50%	11/01/29	9,265	6,875,649

Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,848,025

Atlanta (City of) Hospital Authority; Series 1999, Hospital Facility RB	6.70%	08/01/19	1,070	1,071,198

Series 1999, Hospital Facility RB	6.75%	08/01/29	3,735	3,737,390

Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (i)	5.75%	01/01/34	5,060	5,312,696

Austin-Bergstrom Landhost Enterprises Inc.; Series 1999 A, Sr. Airport & Hotel RB (m)	6.75%	04/01/27	2,920	1,447,853

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,288,900

Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (b)	7.00%	01/01/39	4,065	4,097,073

Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB	5.25%	07/01/32	4,600	4,921,540

Series 2012, Ref. RB	5.50%	07/01/42	10,000	10,763,200

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,408,875

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	7,000	8,353,450

Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	17,165,100

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,264,436

Series 2012, RB	5.00%	08/15/42	3,750	4,061,588

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.13%	12/01/40	4,970	5,858,537

Series 2010 A, Education RB	6.25%	12/01/45	7,000	8,312,010

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,570,996

Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	5.63%	09/01/13	470	484,777

Series 2004 A, RB	7.00%	09/01/25	13,775	14,720,378

Series 2004 A, RB	7.13%	09/01/34	8,155	8,680,019

Fort Bend County Industrial Development Corp. (NRG Energy Inc.); Series 2012 A, RB	4.75%	05/01/38	2,500	2,639,625

Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	890	918,026

Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	701,472

Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,363,809

Series 2003, Sub. Lien Independent Senior Living Center RB (a)	7.50%	07/01/17	610	29,536

Series 2003, Sub. Lien Independent Senior Living Center RB (a)	7.63%	01/01/20	345	16,705

Series 2003, Sub. Lien Independent Senior Living Center RB (a)	7.75%	01/01/34	3,595	174,070

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.20%	12/01/28	1,000	1,103,900

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 2008-3, Ref. VRD RB (l)	0.19%	10/01/41	990	990,000

Harrison County Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	1,500	1,681,485

HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	500,215

Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	10,350	10,736,262

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/29	4,910	3,662,909

Series 2009 A, RB	7.75%	11/15/44	15,345	11,471,155

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

HFDC of Central Texas, Inc. (Village at Gleannloch Farms); Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	$4,300	$4,372,197

Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	14,045,640

HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,524,742

Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/15	500	517,620

Series 2005, Hospital RB	5.00%	08/15/19	700	718,683

Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/33	2,500	2,613,050

Series 2008, RB	6.00%	02/15/38	5,155	5,359,654

Houston (City of) (Continental Airlines, Inc.); Series 1997 C, Special Facilities Airport System RB (b)	6.13%	07/15/27	3,120	3,119,969

Series 1998 C, Airport System Special Facilities RB (b)	5.70%	07/15/29	4,730	4,741,920

Series 2001 E, Airport System Special Facilities RB (b)	6.75%	07/01/29	6,000	6,024,840

Series 2011 A, Ref. Airport System Special Facilities RB (b)	6.63%	07/15/38	10,000	11,200,900

Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/23	6,580	7,762,360

Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/24	3,670	4,314,452

Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/25	6,800	7,994,080

Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/26	3,000	3,500,160

Series 2011 A, Ref. First Lien Utility System RB (d)	5.25%	11/15/31	18,360	22,722,152

Houston Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB (f)(g)	7.00%	02/15/14	800	870,952

Series 2004 A, Retirement Facilities RB (f)(g)	7.00%	02/15/14	750	816,518

Series 2004 A, Retirement Facilities RB (f)(g)	7.13%	02/15/14	450	490,527

Houston Higher Education Finance Corp. (Cosmos Foundation); Series 2012 A, RB	5.00%	02/15/32	1,200	1,316,712

Series 2012 A, RB	5.00%	02/15/42	2,500	2,680,900

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.50%	05/15/31	500	631,580

Series 2011 A, RB	6.88%	05/15/41	790	1,016,501

La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,687,287

La Vernia Higher Education Finance Corp. (Cosmos Foundation); Series 2008 A, RB	6.25%	02/15/17	1,245	1,407,460

Series 2008 A, RB	7.13%	02/15/38	2,000	2,341,020

La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	6.25%	08/15/39	1,210	1,426,348

Series 2009 A, RB	6.38%	08/15/44	7,225	8,546,958

Lone Star College System; Series 2009, Limited Tax GO Bonds (d)	5.00%	08/15/34	23,200	28,206,096

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,666,250

Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,510,210

Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,192,370

Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	11,205	11,207,577

Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,546,620

Midlothian (City of) Development Authority; Series 2004, Tax Increment Allocation Contract RB (i)	6.20%	11/15/29	4,500	4,550,175

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,752,360

North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.13%	12/01/42	3,000	3,247,380

Series 2012 A, RB	5.25%	12/01/47	2,100	2,276,442

North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB (INS-BHAC) (c)(d)	5.75%	01/01/48	30,545	36,424,302

Series 2011 B, Special Project System CAB RB (e)	0.00%	09/01/37	15,500	4,512,205

Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,235	3,241,211

Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (f)(g)	5.88%	09/01/18	805	1,032,775

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.25%	08/15/29	$570	$649,800

Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,237,095

San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (b)(c)	5.00%	07/15/39	16,900	17,454,827

San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,191,400

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB	8.00%	07/01/38	50,000	53,480,500

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,710,424

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,589,040

Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,670,240

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,178,003

Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,529,205

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,612,000

Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,899,554

Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	4,562	4,572,401

Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,705,425

Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	7,946,400

Series 2010 A, Retirement Facility RB	8.25%	11/15/44	8,000	9,113,760

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,467,911

Series 2009 A, Retirement Facility RB	8.25%	11/15/39	1,000	1,144,760

Series 2009 C-1, TEMPS 80sm Retirement Facility RB	7.50%	11/15/16	15,545	15,577,023

Texas (State of) Department of Housing & Community Affairs (Linked SAVRS & RIBS); Series 1992 C, Home Mortgage RB (INS-GNMA) (b)(c)	6.90%	07/02/24	400	408,152

Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	5,000	5,676,450

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (c)(e)	0.00%	08/15/32	22,115	6,949,639

Series 2002, CAB RB (INS-AMBAC) (c)(e)	0.00%	08/15/33	37,225	10,996,637

Series 2002, CAB RB (INS-AMBAC) (c)(e)	0.00%	08/15/36	19,000	4,678,370

Series 2002, CAB RB (INS-AMBAC) (c)(e)	0.00%	08/15/37	30,000	6,940,200

Texas (State of) Water Development Board; Series 2008 A, Sub. Lien State Revolving Fund RB (d)	5.00%	07/15/25	15,000	17,629,500

Series 2008 B, Sub. Lien State Revolving Fund RB (d)	5.00%	07/15/28	11,425	13,332,175

Series 2008 B, Sub. Lien State Revolving Fund RB (d)	5.00%	07/15/29	5,000	5,834,650

Texas Municipal Gas Acquisition & Supply Corp.; Series 2012, Gas Supply RB	5.00%	12/15/29	12,000	13,421,160

Series 2012, Gas Supply RB	5.00%	12/15/30	8,000	8,926,000

Series 2012, Gas Supply RB	5.00%	12/15/31	5,000	5,556,500

Series 2012, Gas Supply RB	5.00%	12/15/32	5,000	5,543,250

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	24,345	30,662,284

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	19,915	24,621,114

Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School) Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,091,290

Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,647,220

Series 2010 A, Education RB	7.13%	02/15/40	1,810	2,075,925

Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (i)	7.00%	12/01/34	3,450	3,551,499

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Travis County Health Facilities Development Corp. (Querencia Barton Creek); Series 2005, Retirement Facility RB	5.50%	11/15/25	$1,650	$1,709,054

Series 2005, Retirement Facility RB	5.65%	11/15/35	1,250	1,282,625

Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	3,054,075

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	10,000	10,528,300

University of Texas; Series 2004 D, Financing System RB (f)(g)	5.00%	08/15/14	15,000	16,189,050

Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	522,655

Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,535,728

				790,057,801

Utah–0.46%

Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment RB	8.25%	02/01/21	1,080	1,083,316

Murray (City of) (IHC Health Services Inc.); Series 2005 D, VRD Hospital RB (l)	0.17%	05/15/37	2,535	2,535,000

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,380	2,379,929

Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB	5.35%	07/15/17	675	687,393

Series 2007 A, Charter School RB	5.63%	07/15/37	1,700	1,708,449

Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,417,412

Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	7,102,372

Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,768,618

Series 2010 A, Charter School RB	5.63%	07/15/40	710	765,785

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,377,925

Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,746,275

Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/22	945	1,003,420

Series 2012, RB	6.30%	07/15/32	850	910,460

Series 2012, RB	6.55%	07/15/42	2,000	2,135,280

Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	4,075	4,080,297

West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (i)	6.38%	06/01/37	1,900	1,921,071

				33,623,002

Vermont–0.08%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	4,885,043

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health); Series 2002 A, RB	6.38%	06/15/22	545	556,227

Series 2002 A, RB	6.50%	06/15/32	175	178,122

				5,619,392

Virgin Islands–0.13%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,381,460

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB (i)	5.00%	10/01/32	4,000	4,500,800

				9,882,260

Virginia–2.90%

Albemarle (County of) Industrial Development Authority (Covenant School, Inc.); Series 2001 A, Educational Facilities RB	7.75%	07/15/32	4,000	4,000,040

Bell Creek Community Development Authority; Series 2003 A, Special Assessment RB	6.75%	03/01/22	226	229,010

Series 2003 B, Special Assessment RB	7.00%	03/01/32	1,620	1,639,910

Broad Street Community Development Authority; Series 2003, Special Assessment RB (f)(g)	7.50%	06/01/13	7,483	7,881,769

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Celebrate North Community Development Authority (Celebrate Virginia North); Series 2003 B, Special Assessment RB	6.60%	03/01/25	$1,394	$994,828

Series 2003 B, Special Assessment RB	6.75%	03/01/34	7,595	5,409,843

Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (a)	6.25%	03/01/37	9,500	5,785,215

Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (f)(g)(i)	6.50%	01/01/13	11,900	11,963,427

Series 2012, First Mortgage Retirement Facilities RB	5.13%	01/01/43	3,000	3,070,560

Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	5,366,900

Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	5,859,810

Dulles Town Center Community Development Authority (Dulles Town Center); Series 1998, Special Assessment RB	6.25%	03/01/26	2,275	2,277,958

Fairfax (County of) Economic Development Authority (Lewinsville Retirement Village); Series 2007 A, Senior Living RB	5.25%	03/01/32	2,250	2,292,682

Isle Wight (County of) Industrial Development Authority; Series 2003 A, Environmental Improvement RB (b)	5.70%	11/01/27	5,200	5,394,220

Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	413,431

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	817,339

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	444,367

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	516,145

Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	4,350	4,468,059

New Port Community Development Authority; Series 2006, Special Assessment RB	5.50%	09/01/26	923	595,169

Series 2006, Special Assessment RB	5.60%	09/01/36	2,500	1,521,575

Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	504,985

Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB (f)(g)	7.38%	12/01/13	500	535,300

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	7,274,897

Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,468,223

Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,617,314

The Farms of New Kent Community Development Authority; Series 2006 B, Special Assessment RB	5.45%	03/01/36	7,000	4,455,290

Series 2006 C, Special Assessment RB	5.80%	03/01/36	7,250	4,402,272

Virginia (State of) Gateway Community Development Authority (Prince William County); Series 2003, Special Assessment RB (f)(g)	6.38%	03/01/13	3,791	3,881,377

Virginia (State of) Gateway Community Development Authority; Series 1999, Special Assessment RB	6.25%	03/01/26	1,640	1,645,215

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (b)	5.50%	01/01/42	36,500	41,257,045

Series 2012, Sr. Lien RB (b)	6.00%	01/01/37	22,710	26,671,987

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (b)	5.00%	07/01/34	4,500	4,868,370

Series 2012, Sr. Lien RB (b)	5.00%	01/01/40	15,500	16,707,295

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (i)	9.00%	07/01/39	8,300	9,106,013

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	6,307,250

				212,645,090

Washington–3.05%

Grant (County of) Public Hospital District No. 3 (Columbia Basin Hospital); Series 2012, Unlimited Tax GO Bonds	5.25%	12/01/29	1,155	1,259,435

Series 2012, Unlimited Tax GO Bonds	5.50%	12/01/36	2,000	2,177,320

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	3,420	3,473,865

Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	7,875,920

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	$2,000	$2,002,960

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	10,007,786

Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	565,130

Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,518,560

King (County of); Series 2010, Ref. Sewer RB (d)	5.00%	01/01/45	25,555	29,514,492

Series 2011 B, Ref. Sewer RB (d)	5.00%	01/01/34	38,540	45,724,241

Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,060,040

Series 2007, RB	6.25%	12/01/28	3,645	3,761,531

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (b)	5.00%	04/01/30	11,500	11,678,365

Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2003, Ref. RB	6.00%	12/01/23	1,000	1,027,320

Series 2007, RB	5.75%	12/01/28	1,250	1,363,375

Series 2010, RB	5.75%	12/01/35	6,000	6,715,200

Series 2010, RB	6.00%	12/01/30	3,160	3,637,034

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	10,809,298

Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	8,085	8,870,862

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (c)	5.00%	08/15/41	1,000	1,088,010

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	11,300	14,015,051

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB (f)(g)	6.50%	11/15/14	1,500	1,677,840

Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (c)	5.50%	08/15/42	3,000	3,221,130

Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,781,498

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (i)	6.20%	01/01/36	19,025	20,650,686

Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	02/01/29	18,450	22,429,296

				223,906,245

West Virginia–0.46%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (b)	5.50%	10/15/37	5,250	5,609,783

Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,529,385

Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	993,470

West Virginia (State of) Hospital Finance Authority (Thomas Health System);

Series 2008, RB	6.00%	10/01/20	1,500	1,619,040

Series 2008, RB	6.50%	10/01/38	13,000	13,739,830

Series 2008, RB	6.75%	10/01/43	9,650	10,318,648

				33,810,156

Wisconsin–1.16%

Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,465	1,619,040

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB (a)	5.50%	08/01/22	300	13,739,830

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (b)	5.75%	11/01/37	4,000	10,318,648

Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/28	1,025	1,131,374

Series 2008, RB	7.25%	06/01/38	1,000	1,094,310

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.); Series 2004 A, RB	6.50%	08/15/26	250	258,903

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Series 2004 A, RB	6.75%	08/15/34	$1,600	$1,652,832

Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	1,690	1,709,097

Series 2003, RB	7.25%	01/15/33	2,355	2,377,161

Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	200,206

Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.); Series 2004, RB	6.00%	12/01/24	2,250	1,414,237

Series 2004, RB	6.13%	12/01/34	5,400	3,279,582

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.13%	02/15/26	500	529,480

Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/18	980	981,127

Series 1998, RB	5.75%	10/01/28	2,485	2,485,919

Series 1998, Special Term RB	5.90%	10/01/28	335	335,168

Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.), Series 2010 A, Ref. RB	6.00%	06/01/27	1,000	1,090,300

Series 2010 A, Ref. RB	6.10%	06/01/28	800	876,208

Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center); Series 2004 A, RB (f)(g)	6.13%	04/01/14	1,760	1,885,259

Series 2004 A, RB (f)(g)	6.25%	04/01/14	2,775	2,977,103

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.25%	09/15/29	4,000	4,685,920

Series 2009 A, RB	7.63%	09/15/39	1,000	1,181,350

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.); Series 2003, RB (f)(g)	6.00%	07/01/13	100	103,133

Series 2003, RB (f)(g)	6.13%	07/01/13	150	154,809

Series 2003, RB (f)(g)	6.50%	07/01/13	1,200	1,241,100

Series 2003, RB (f)(g)	6.63%	07/01/13	1,750	1,811,215

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2006, Ref. RB	5.50%	08/01/16	1,660	1,734,468

Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,429,112

Series 2010, RB	7.00%	08/01/33	2,000	2,142,240

Series 2012, RB	5.75%	08/01/35	3,215	3,287,884

Series 2012, RB	5.88%	08/01/42	2,660	2,712,588

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	754,748

Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,555,890

Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	12,190,860

Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,869,120

Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/22	780	806,887

Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,534,870

Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,352,273

				84,689,023

Wyoming–0.16%

Teton (County of) Hospital District (St. John’s Medical Center); Series 2011 B, RB	5.50%	12/01/27	1,000	1,185,121

Series 2011 B, RB	6.00%	12/01/36	2,840	3,441,654

West Park Hospital District (West Park Hospital); Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,353,603

Series 2011 A, RB	7.00%	06/01/40	4,890	6,035,922

				12,016,300

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

TOTAL INVESTMENTS(n)–106.23% (Cost $7,387,887,887)	$7,785,907,817

FLOATING RATE NOTE OBLIGATIONS–(7.91)%

Notes with interest rates ranging from 0.13% to 0.36% at 11/30/12 and contractual maturities of collateral ranging from 07/01/22 to 06/15/52 (See Note 1D)(o)	(580,035,000)

OTHER ASSETS LESS LIABILITIES–1.68%	123,495,726

NET ASSETS–100.00%	$7,329,368,543

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
Conv.	— Convertible
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
Jr.	— Junior
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAC	— Revenue Anticipation Certificates
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities
VRD	— Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $66,669,814, which represented 0.91% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(e)	Zero coupon bond issued at a discount.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $242,586,701, which represented 3.31% of the Fund’s Net Assets.

(j)

Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at November 30, 2012 was $31,327,097, which represented 0.43% of the Fund’s Net Assets.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5%.

(o)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Fund’s investments with a value of $1,079,807,658 are held by Dealer Trusts and serve as collateral for the $580,035,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                    Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                    Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                    Invesco High Yield Municipal Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$7,785,907,817	$—	$7,785,907,817

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $1,877,140,792 and $818,349,551, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$668,851,218

Aggregate unrealized (depreciation) of investment securities	(277,905,140)

Net unrealized appreciation of investment securities	$390,946,078

Cost of investments for tax purposes is $7,394,961,739.

                    Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-ITMI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–103.71%

Alaska–0.98%

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.00%	09/01/22	$250	$299,557

Series 2009 1, RB	5.25%	09/01/24	400	483,572

Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (a)	5.00%	08/01/15	2,680	2,938,406

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/19	1,000	1,248,330

Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/23	1,000	1,229,810

				6,199,675

Arizona–3.36%

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,247,180

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	531,185

Series 2009 C, Health Facilities RB (b)(c)	5.00%	07/01/14	1,500	1,586,955

Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	2,400	2,552,208

Navajo County Pollution Control Corp.; Series 2009 C, PCR (b)(c)	5.50%	06/01/14	1,000	1,059,260

Series 2009 E, PCR (b)(c)	5.75%	06/01/16	1,000	1,127,230

Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	532,580

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,459,930

Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (d)	5.00%	07/01/13	1,000	1,026,670

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (d)	6.38%	12/01/18	441	476,853

Pima (County of); Series 2012 A, Sewer System RB	5.00%	07/01/23	1,100	1,381,094

Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	581,650

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,210,940

University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,148,580

Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,424,200

				21,346,515

California–11.03%

ABAG Finance Authority for Non-profit Corps. (Jewish Home of San Francisco); Series 2005, VRD RB (LOC-Wells Fargo Bank N.A.) (e)(f)	0.13%	11/15/35	7,010	7,010,000

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,119,390

Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	595	596,125

California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	524,045

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB (b)(c)	5.00%	07/01/14	500	530,045

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,157,300

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,733,775

California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (g)	5.50%	07/01/18	875	919,520

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(c)	1.11%	05/01/17	2,000	2,000,000

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	2,000	2,494,920

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	5.25%	11/15/14	555	570,873

Series 2009, Senior Living RB	6.25%	11/15/19	600	660,390

California (State of); Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(c)	0.84%	05/01/15	1,750	1,750,000

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	$1,000	$1,232,140

Indio (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	1,470	1,523,758

Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	4.00%	09/02/23	1,000	1,032,280

Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	387,176

Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	567,765

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,970,464

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	145	150,469

Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,171,490

Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (d)	5.00%	05/01/26	2,640	3,126,314

Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (d)	5.30%	07/01/13	110	110,721

Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	08/01/16	1,880	1,779,100

Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	577,645

Regents of the University of California; Series 2009 O, General RB (i)	5.75%	05/15/23	795	1,013,776

Series 2009 O, General RB (i)	5.75%	05/15/25	1,185	1,489,320

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,802,235

Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS-AMBAC) (a)	5.00%	11/01/14	3,500	3,768,590

Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,409,960

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,214,630

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (d)	5.00%	05/01/23	2,000	2,399,140

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,263,971

Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,153,260

Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	590,285

San Jose (City of); Series 2011 A-1, Airport RB (d)	5.25%	03/01/26	2,000	2,366,680

San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/26	3,195	3,919,083

Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,429,160

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	1,500	1,503,855

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (h)	0.00%	04/01/14	3,700	3,643,020

West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,321,990

				69,984,660

Colorado–1.44%

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	530,600

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.00%	01/15/22	750	872,685

Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,186,840

Colorado Springs (City of); Series 2003 A, Sub. Lien Utilities System Improvement RB (b)(j)	5.00%	11/15/13	1,560	1,631,261

Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (i)	5.00%	08/01/24	2,000	2,413,280

Series 2008, Unlimited Tax GO Bonds (i)	5.00%	08/01/25	500	600,030

Denver (City & County of); Series 2012 A, Airport System RB (d)	5.00%	11/15/22	500	617,930

University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,272,020

				9,124,646

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–0.24%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (d)	5.50%	04/01/21	$1,000	$1,198,220

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	320	320,566

				1,518,786

Delaware–0.08%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	520,770

District of Columbia–0.98%

District of Columbia; Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/16	2,325	2,671,030

Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/19	3,000	3,573,630

				6,244,660

Florida–8.55%

Brevard County School District; Series 2004 B, Ref. COP (INS-NATL) (a)	5.00%	07/01/20	1,000	1,071,610

Broward (County of); Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	1,000	1,227,840

Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	1,000	1,218,430

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,186,450

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,328,320

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,394,220

Florida (State of) Municipal Loan Council; Series 2007 A, RB (INS-NATL) (a)	5.00%	10/01/13	1,630	1,689,430

Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,408,560

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,218,770

Florida State Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	2,500	2,809,225

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB (b)(c)	6.50%	11/17/15	3,000	3,487,560

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,000	1,237,630

Martin (County of) Health Facilities (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/24	1,490	1,709,939

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/32	1,670	1,909,044

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	815	1,005,824

Series 2012 A, RB	5.00%	04/01/25	1,000	1,223,180

Miami-Dade (County of); Series 2007, Ref. Gtd. Entitlement RB (INS-NATL) (a)	5.00%	08/01/13	1,810	1,861,875

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/24	2,250	2,779,717

Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	3,000	3,565,350

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	515,735

Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/20	1,250	1,561,562

Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,253,560

Osceola (County of); Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC) (a)	5.00%	10/01/13	3,140	3,250,183

Palm Beach County School District; Series 2007 D, Ref. COP (INS-NATL) (a)	5.00%	08/01/13	3,735	3,843,053

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)(c)	5.35%	05/01/18	1,000	1,194,540

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	750	837,517

St. Lucie (County of); Series 2007, Transportation RB (INS-AMBAC) (a)	5.00%	08/01/13	1,000	1,029,620

Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency; Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/13	1,605	1,658,158

Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/14	1,500	1,605,375

Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(d)	5.00%	10/01/18	1,000	1,170,280

				54,252,557

Georgia–0.96%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	955	1,228,369

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,304,844

Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,802,145

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	$1,000	$1,157,820

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	600	614,046

				6,107,224

Guam–0.97%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,123,410

Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,152,110

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/21	1,500	1,808,805

Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/22	1,700	2,055,810

				6,140,135

Hawaii–0.22%

Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB (b)(j)	7.88%	11/15/13	250	273,067

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	1,000	1,100,010

				1,373,077

Idaho–0.20%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	602,770

Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB (d)	5.00%	07/01/17	655	671,296

				1,274,066

Illinois–10.65%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	978,860

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,682,715

Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,260	1,339,914

Chicago (City of) (O’Hare International Airport); Series 2012 A, Ref. Sr. Lien General Airport RB (d)	5.00%	01/01/26	5,000	5,866,000

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	905	920,050

Chicago (City of) Board of Education; Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/17	1,010	1,185,942

Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (i)	5.00%	12/01/24	3,000	3,751,890

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,200	2,526,304

Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	3,965	4,520,576

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,210,150

Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	830,130

Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Increment Allocation RB	5.00%	01/01/14	500	516,190

Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/17	798	854,882

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,243,010

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,225,410

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/23	900	1,037,718

Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/24	1,175	1,345,728

Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/26	380	435,058

Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (k)	6.00%	08/15/22	750	7,290

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	1,000	1,215,710

Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,000	2,088,840

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,163,993

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,000	2,001,740

Illinois (State of) Finance Authority (Sherman Health System); Series 1997, RB (INS-AMBAC) (a)	5.25%	08/01/17	1,500	1,503,765

Series 1997, RB (INS-AMBAC) (a)	5.25%	08/01/22	1,000	1,001,920

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,260,980

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	5.25%	05/15/14	$500	$499,535

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB (i)	5.00%	12/15/20	5,000	6,299,400

Series 2012 B, RB (i)	5.00%	06/15/23	3,500	4,402,125

Illinois (State of) Municipal Electric Agency;
Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/13	1,065	1,073,264

Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/15	1,000	1,091,460

Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (h)(j)	0.00%	12/01/21	330	282,520

Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(h)	0.00%	12/01/20	2,900	2,309,937

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	3,000	3,656,400

Round Lake Beach (Village of); Series 2003, Tax Increment Allocation RB	4.65%	12/15/13	160	160,283

University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	4,073,558

				67,563,247

Indiana–4.59%

Carmel (City of) Redevelopment Authority; Series 2006, RB (INS-NATL) (a)	5.00%	07/01/22	1,000	1,138,160

Hobart Building Corp.; Series 2006, First Mortgage RB (INS-NATL) (a)	5.50%	07/15/13	830	856,452

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	561,795

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,193,180

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/24	365	424,878

Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/25	200	231,998

Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/26	175	201,980

Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(h)	0.00%	12/01/16	1,695	1,607,979

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	608,825

Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (d)	5.10%	01/15/17	760	859,355

Merrillville Multi-School Building Corp.; Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,445,598

Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,493,388

Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(h)	0.00%	01/15/17	2,000	1,872,760

Series 2002, First Mortgage CAB RB (INS-NATL) (a)(h)	0.00%	01/15/18	3,000	2,735,370

Noblesville High School Building Corp.;
Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(h)	0.00%	02/15/19	1,850	1,606,114

Series 2007, Ref. First Mortgage RB (INS-AMBAC) (a)	5.00%	07/10/13	2,475	2,544,622

North Side High School Building Corp.; Series 2003, First Mortgage RB (INS-AGM) (a)	5.25%	07/15/13	2,910	3,001,607

Northwest Allen School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/16	1,395	1,583,646

Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/19	3,200	3,735,136

St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	5.75%	05/15/13	400	405,612

				29,108,455

Iowa–1.96%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	5.63%	06/01/23	1,000	1,120,930

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,594,355

Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	524,570

Iowa (State of) Finance Authority (Drake University); Series 2007, Private University RB (INS-AGC) (a)	5.00%	04/01/13	1,210	1,225,161

Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	1,000	1,211,940

Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (d)	5.50%	12/01/25	5,000	5,775,900

				12,452,856

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–1.24%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/19	$2,630	$3,158,761

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,213,190

Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	559,005

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,114,610

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/26	1,500	1,830,705

				7,876,271

Kentucky–1.07%

Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS-NATL) (a)	5.00%	09/01/14	1,800	1,942,524

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,176,390

Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,164,980

Kentucky Housing Corp.; Series 2008 A, RB (d)	5.00%	01/01/23	310	334,372

Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM) (a)(d)	5.50%	07/01/17	1,000	1,022,530

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/25	1,000	1,166,140

				6,806,936

Louisiana–1.48%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	593	237,348

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/13	1,320	1,369,619

Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/15	1,200	1,334,016

Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/20	1,000	1,112,950

Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/23	1,000	1,232,750

New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/18	1,235	1,411,704

Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	582,270

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (b)(c)(d)	5.25%	03/01/13	1,000	1,009,300

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (b)(c)	4.00%	06/01/22	1,000	1,113,640

				9,403,597

Maryland–2.55%

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	3,500	4,254,950

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,170,070

Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Memorial Hospital); Series 2012 A, RB	5.00%	07/01/22	1,000	1,203,400

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/23	335	421,842

Series 2011, RB	6.00%	07/01/25	200	250,098

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)(c)	5.00%	05/15/15	500	550,670

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	272,220

Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,777,120

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,628,315

Maryland Economic Development Corp. (University of Maryland College Park);
Series 2003, Student Housing RB (j)	5.75%	06/01/13	625	642,431

Series 2006, Ref. Student Housing RB (INS-AGC) (a)	5.00%	06/01/13	1,000	1,016,420

				16,187,536

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–1.09%

Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/26	$1,000	$1,160,760

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	724,204

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(c)	5.75%	05/01/19	1,500	1,859,820

Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.00%	07/01/20	700	817,600

Series 2012 A, RB	5.00%	07/01/21	1,410	1,655,241

Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (k)	5.85%	01/15/18	300	1,536

Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	590,960

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	215	107,500

				6,917,621

Michigan–3.90%

Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,425	1,626,053

Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,410	1,699,515

Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/16	2,480	2,829,903

Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,410	1,605,863

Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,235	1,477,789

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (b)(c)	5.50%	01/15/15	1,000	1,098,220

Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,146,410

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (b)(c)(d)	6.75%	06/02/14	2,000	2,176,940

Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/17	2,300	2,708,641

Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	2,280	2,748,153

Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	2,260	2,706,011

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (d)	5.00%	12/01/28	2,500	2,909,350

				24,732,848

Minnesota–0.10%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	611,620

Mississippi–0.16%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,003,170

Missouri–3.39%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	600,070

Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	5.00%	04/01/13	500	505,980

Ferguson (City of) (Crossing at Halls Ferrry); Series 2005, Ref. Tax Increment Allocation RB	5.50%	04/01/14	610	626,000

Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	5.00%	06/01/21	340	357,823

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,258,490

Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,490,700

Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,436,480

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	980	1,009,351

Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	4,985	5,447,758

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	165	173,184

Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB (b)(c)(d)	4.90%	07/01/13	1,500	1,528,785

Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation- Supported Tax RB	5.00%	12/01/16	500	554,230

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Charles (City of); Series 2003 B, COP (b)(j)	5.50%	05/01/13	$2,000	$2,043,680

St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	379,239

Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,120	1,230,051

St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	271,980

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	562,793

				21,476,594

Nebraska–1.11%

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/22	1,720	1,889,437

Series 2012, Ref. RB	5.00%	11/01/23	500	582,975

Nebraska (State of) Educational Finance Authority (Creighton University); Series 2005 B, Ref. VRD RB (e)	0.20%	12/15/12	2,180	2,180,000

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/23	560	685,894

University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/17	1,500	1,729,065

				7,067,371

Nevada–1.39%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	1,000	1,133,150

Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (b)(c)(d)(g)	5.63%	06/01/18	1,100	1,289,277

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	2,052,864

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,617,736

Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,151,900

Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,569,722

				8,814,649

New Hampshire–0.45%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,120,680

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,722,225

				2,842,905

New Jersey–2.80%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (b)(c)(d)	2.50%	12/01/17	500	500,000

Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/16	1,010	1,122,009

Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/17	2,000	2,258,560

New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	500	532,095

New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,387,060

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2012 A, Ref. RB	4.00%	07/01/26	1,500	1,647,735

Series 2012 A, Ref. RB	5.00%	07/01/25	1,050	1,255,685

New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,771,575

Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,341,040

New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (j)	5.25%	07/01/20	1,000	1,277,400

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	230	250,019

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,218,040

South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	1,000	1,216,250

				17,777,468

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–1.65%

Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR (b)(c)	1.88%	09/01/17	$1,500	$1,528,335

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (b)(c)	5.20%	06/01/20	1,700	1,968,770

Jicarilla Apache Nation; Series 2003 A, RB (g)	5.50%	09/01/23	1,000	1,033,900

New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/17	1,310	1,501,588

Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/13	1,000	1,025,680

Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/14	1,200	1,284,540

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	815	894,617

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,230,410

				10,467,840

New York–2.89%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	582,405

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,155,750

Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,187,920

Long Island Power Authority; Series 2003 C, Electric System General RB (b)(j)	5.50%	09/01/13	1,000	1,039,730

Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	4.50%	02/01/17	140	145,868

Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,247,870

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/18	200	227,784

Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/19	200	231,918

New York (City of) Municipal Water Finance Authority; Series 2007, VRD Second General Water & Sewer System RB (e)	0.14%	06/15/33	2,000	2,000,000

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (i)	5.00%	01/15/21	1,000	1,209,960

New York (City of); Subseries 1993 A-8, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.17%	08/01/17	1,200	1,200,000

Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (e)(f)	0.16%	08/01/20	2,000	2,000,000

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,226,040

Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (j)	6.90%	03/01/20	5	5,017

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (b)(c)(d)(g)	6.63%	10/01/13	1,000	1,012,710

Suffolk (County of) Industrial Development Agency (New York Institute Technology);
Series 2000 A, Ref. Civic Facility RB	5.00%	03/01/26	1,300	1,352,676

Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/21	1,425	1,511,198

				18,336,846

North Carolina–1.00%

North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,277,820

Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	1,250	1,427,575

North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,844,226

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	531,035

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	263,025

North Carolina (State of) Municipal Power Agency No. 1; Series 2003 A, Catawba Electric RB (INS-NATL) (a)	5.25%	01/01/19	1,000	1,004,300

				6,347,981

North Dakota–0.30%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	405	423,468

North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,508,389

				1,931,857

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–4.03%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	$460	$414,083

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,556,512

American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,415,146

Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.25%	11/15/13	110	113,509

Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC) (a)	5.00%	10/01/25	1,555	1,831,495

Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS-AMBAC) (a)	5.13%	12/01/20	1,370	1,490,094

Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,228,720

Cleveland State University; Series 2012, RB	5.00%	06/01/27	1,300	1,555,346

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,779,165

Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB (b)(c)	5.25%	11/15/14	1,000	1,072,260

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	915	1,055,617

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009, Ref. PCR (b)(c)	2.25%	09/15/16	1,000	1,013,910

Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,336,820

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Ctfs. (INS-AMBAC) (a)	5.00%	02/15/21	750	789,158

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	865	978,220

University of Cincinnati; Series 2012 C, RB	5.00%	06/01/26	4,000	4,961,360

				25,591,415

Oklahoma–0.34%

Chickasawa Nation; Series 2007, Health System RB (g)	5.38%	12/01/17	275	290,485

Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,889,108

				2,179,593

Oregon–0.56%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,091,260

Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,441,120

				3,532,380

Pennsylvania–4.33%

Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (a)(d)	5.00%	01/01/16	1,000	1,113,650

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,611,070

Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	517,235

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	85	88,042

Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/22	750	805,455

Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,358,347

Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,115,491

Geisinger Authority; Series 2011 C, VRD Health System RB (e)	0.17%	06/01/41	5,000	5,000,000

Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	10/01/18	700	618,758

Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	10/01/19	250	215,153

Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	567,930

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,312,280

Montour School District; Series 1993 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	01/01/13	300	299,787

Penn Hills Municipality; Series 1995 B, Unlimited Tax CAB GO Bonds (h)	0.00%	12/01/13	210	202,415

Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)(c)	2.55%	12/03/18	1,500	1,500,000

Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/27	1,565	1,804,930

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM) (a)	5.00%	02/15/15	$2,150	$2,353,218

Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS-AGC) (a)	5.25%	08/01/18	750	799,575

Pittsburgh (City of) Water & Sewer Authority; Series 2007 A, Ref. First Lien RB (INS-AGM) (a)	5.00%	09/01/13	1,000	1,030,640

Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,167,590

				27,481,566

Puerto Rico–0.17%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/29	1,000	1,051,670

South Carolina–1.90%

Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,064,220

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,455,147

Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,149,860

Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,417,300

Richland (County of) (International Paper Co.); Series 2003 A, Ref. Environmental Improvement RB (d)	6.10%	04/01/23	725	743,227

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,200,520

				12,030,274

South Dakota–0.09%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/22	500	581,915

Tennessee–0.86%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	170	178,179

Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (a)(h)	0.00%	06/01/15	700	688,912

Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Arena); Series 2007 C, Ref. RB (INS-NATL) (a)	5.00%	11/01/13	1,410	1,462,015

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	881,434

Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	580,050

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,187,360

Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	425	451,303

				5,429,253

Texas–10.06%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	1,000	1,079,000

Amarillo (City of); Series 2007, Combination Limited Tax GO Ctfs. (INS-NATL) (a)	5.00%	05/15/13	1,020	1,042,073

Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,835,775

Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS-AGM) (a)	5.00%	06/15/14	1,330	1,425,361

Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/23	1,240	1,484,292

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/23	1,670	1,892,444

Series 2005 A, RB	5.50%	04/01/25	1,610	1,808,915

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,500	1,770,225

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	170	172,858

Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/22	1,500	1,958,865

Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/23	610	788,669

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	$2,355	$2,704,812

Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,827,613

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.00%	12/01/27	500	629,940

Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	1,950	2,326,896

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 2008-3, Ref. VRD RB (e)	0.19%	10/01/41	1,475	1,475,000

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,847,375

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	125	93,001

Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/13	500	512,300

Series 2005, Hospital RB	5.00%	08/15/19	350	359,342

Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	527,935

Houston (City of); Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/16	1,000	1,142,040

Series 2007 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.00%	11/15/13	1,000	1,045,470

Series 2011 A, Ref. Sub Lien Airport System RB (d)	5.00%	07/01/25	1,000	1,188,680

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(c)	0.91%	06/01/17	2,000	2,000,000

Houston Higher Education Finance Corp. (Cosmos Foundation); Series 2012 A, RB	4.00%	02/15/22	700	749,238

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.88%	05/15/21	1,000	1,163,810

Lubbock (City of); Series 2007 A, Waterworks System Surplus Limited Tax GO Ctfs. (INS-AGM) (a)	5.00%	02/15/14	1,355	1,430,812

Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	645	663,112

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (b)(c)(d)	6.00%	08/01/13	500	518,585

North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,193,840

Series 2008 L-2, Ref. First Tier System RB (b)(j)	6.00%	01/01/13	1,000	1,004,990

Series 2012 C, Ref. First Tier RB (b)(c)	1.95%	01/01/19	2,000	2,068,580

Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,228,370

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	557,825

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,710	1,869,064

Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75sm Retirement Facility RB	7.25%	11/15/16	2,680	2,686,218

Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,289,920

Series 2012 B, Ref. First Tier Turnpike System RB (b)(c)	1.25%	02/15/15	3,000	3,012,600

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(h)	0.00%	08/15/18	5,700	4,921,266

Texas Municipal Gas Acquisition & Supply Corp.; Series 2012, Gas Supply RB	5.00%	12/15/21	1,600	1,870,448

Series 2012, Gas Supply RB	5.00%	12/15/23	1,450	1,670,530

				63,838,089

Utah–0.99%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (h)(j)	0.00%	07/01/17	1,750	1,561,752

University of Utah; Series 2007, COP (INS-AMBAC) (a)	5.00%	12/01/12	1,545	1,545,201

Series 2007, COP (INS-AMBAC) (a)	5.00%	12/01/13	1,000	1,046,250

Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	668,445

Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	634,058

Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	812,318

				6,268,024

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.99%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	$500	$540,680

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,135,040

Series 2012 A, RB (g)	4.00%	10/01/22	2,205	2,304,975

Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,314,660

				6,295,355

Virginia–1.08%

Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,179,480

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (d)	5.00%	01/01/27	2,500	2,747,500

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (g)	8.00%	07/01/19	900	988,407

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	890	1,014,413

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	871	942,065

				6,871,865

Washington–2.94%

Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/13	1,500	1,569,990

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (d)	5.50%	07/01/25	1,000	1,233,980

Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,169,530

FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,343,000

Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	150,324

Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,090,996

Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,184,988

Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,164,050

Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,671,585

Washington (State of); Series 2004 A, Unlimited Tax GO Bonds (b)(j)	5.00%	07/01/14	3,000	3,223,680

Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(h)	0.00%	06/01/16	1,885	1,824,586

				18,626,709

West Virginia–0.61%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	263,637

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (b)(c)(d)	2.25%	09/01/16	3,000	3,032,370

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	539,680

				3,835,687

Wisconsin–1.79%

Milwaukee (County of); Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/22	1,250	1,438,775

Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/23	1,000	1,136,570

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (d)	5.38%	11/01/21	1,370	1,518,412

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (b)(c)	4.75%	08/15/14	1,000	1,052,560

Series 2009 B, RB (b)(c)	5.13%	08/15/16	1,000	1,115,040

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/25	1,650	1,905,008

Series 2012, RB	5.00%	06/01/26	1,000	1,146,580

Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (d)	5.30%	09/01/23	1,875	2,055,731

				11,368,676

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.19%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	$1,000	$1,186,630

TOTAL INVESTMENTS(l)–103.71% (Cost $600,260,281)				657,983,540

FLOATING RATE NOTE OBLIGATIONS–(1.82)%
Notes with interest rates ranging from 0.17% to 0.26% at 11/30/12 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1D) (m)				(11,520,000)

OTHER ASSETS LESS LIABILITIES–(1.89)%				(11,994,406)

NET ASSETS–100.00%				$634,469,134

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	LOC	—	Letter of Credit

AGM	—	Assured Guaranty Municipal Corp.	MFH	—	Multi-Family Housing

AMBAC	—	American Municipal Bond Assurance Corp.	NATL	—	National Public Finance Guarantee Corp.

BAN	—	Bond Anticipation Notes	PCR	—	Pollution Control Revenue Bonds

BHAC	—	Berkshire Hathaway Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax

CAB	—	Capital Appreciation Bonds	RAB	—	Revenue Anticipation Bonds

CEP	—	Credit Enhancement Provider	RB	—	Revenue Bonds

COP	—	Certificates of Participation	Ref.	—	Refunding

Ctfs.	—	Certificates	RN	—	Revenue Notes

FHA	—	Federal Housing Administration	Sr.	—	Senior

FTA	—	Federal Transit Administration	Sub.	—	Subordinated

GO	—	General Obligation	TEMPS	—	Tax-Exempt Mandatory Paydown Securities

Gtd.	—	Guaranteed	VRD	—	Variable Rate Demand

INS	—	Insurer

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(d)	Security subject to the alternative minimum tax.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $8,827,260, which represented 1.39% of the Fund’s Net Assets.

(h)	Zero coupon bonds issued at a discount.
(i)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $246,174, which represented less than 1% of the Fund’s Net Assets.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.5%

National Public Finance Guarantee Corp.	6.7

American Municipal Bond Assurance Corp.	6.6

(m)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Fund’s investments with a value of $21,179,781 are held by Dealer Trusts and serve as collateral for the $11,520,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                    Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed

                    Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities.

The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                    Invesco Intermediate Term Municipal Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$657,983,540	$—	$657,983,540

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $129,050,582 and $48,971,801, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$58,438,818

Aggregate unrealized (depreciation) of investment securities	(505,265)

Net unrealized appreciation of investment securities	$57,933,553

Cost of investments for tax purposes is $600,049,987.

                    Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-MINC-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.24%

Alabama–0.78%

Birmingham (City of) Water Works Board; Series 2004 A, Water & Sewer RB (a)(b)	5.00%	01/01/14	$1,095	$1,150,823

Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	2,500	2,594,925

Houston (County of) Health Care Authority; Series 2006 A, RB (INS-AMBAC) (d)	5.25%	10/01/30	3,670	3,808,653

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	903,870

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,798,394

University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,531,960

				16,788,625

Alaska–1.15%

Alaska (State of) International Airports System;

Series 2006 B, Ref. RB (INS-NATL) (d)	5.00%	10/01/24	6,525	7,403,918

Series 2006 D, Ref. RB (INS-NATL) (d)	5.00%	10/01/24	9,570	10,859,079

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	239,776

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (d)	6.00%	09/01/28	5,000	6,173,650

				24,676,423

Arizona–3.33%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS- BHAC) (d)	5.50%	01/01/38	5,000	5,574,200

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,708,800

Arizona (State of);
Series 2008 A, COP (INS-AGM) (d)	5.00%	09/01/24	2,375	2,680,710

Series 2008 A, COP (INS-AGM) (d)	5.00%	09/01/26	2,420	2,710,666

Arizona State University (Research Infrastructure); Series 2004, COP (INS-AMBAC) (d)	5.25%	09/01/24	885	952,402

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,722,541

Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,468,010

Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,388,757

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,091,190

Series 2010, RB	5.13%	05/15/40	2,150	2,342,941

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (d)	5.25%	01/01/32	1,665	1,781,217

Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (b)(e)	6.00%	05/01/14	1,000	1,063,420

Maricopa County Pollution Control Corp. (El Paso Electric Co. Palo Verde); Series 2012, Ref. PCR	4.50%	08/01/42	4,000	4,216,320

Navajo County Pollution Control Corp.; Series 2009 C, PCR (b)(e)	5.50%	06/01/14	1,000	1,059,260

Series 2009 E, PCR (b)(e)	5.75%	06/01/16	1,000	1,127,230

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	658,458

Series 2009, Education RB	7.13%	01/01/45	570	627,998

Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/42	750	823,162

Series 2012, Education RB	6.40%	07/01/47	400	440,680

Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/42	5,000	5,578,300

Series 2012, Lease RB	5.25%	06/01/34	1,000	1,146,970

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix Civic Improvement Corp.;
Series 2002 B, Sr. Lien Airport RB (INS-NATL) (c)(d)	5.25%	07/01/32	$5,000	$5,008,800

Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (d)	5.00%	07/01/27	2,000	2,134,080

Series 2008 B, Sr. Lien Airport RB (c)	5.25%	07/01/19	1,000	1,181,970

Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	1,600	1,686,528

Series 2008, Water & Wastewater RB (c)	6.38%	12/01/18	719	777,455

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,127,645

Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,304,000

Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/23	550	629,304

Series 2008, Electrical System RB	6.00%	12/01/28	740	835,534

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (f)	5.00%	01/01/25	3,000	3,619,170

Series 2009 A, Electric System RB (f)	5.00%	01/01/28	2,000	2,398,600

University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,471,337

				71,337,655

California–11.12%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,225,040

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (d)	5.00%	12/01/25	4,535	5,343,953

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (d)	5.25%	09/01/35	3,780	3,798,522

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/26	3,180	2,015,230

Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/31	40	19,972

California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (c)(f)	4.95%	12/01/37	9,585	9,992,554

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	6,027,850

California (State of) Housing Finance Agency; Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (g)	0.00%	08/01/15	10	7,774

Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	2,855	2,986,616

Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	4,000	4,200,600

California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	2,067,260

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,374,000

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,350,588

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,798,840

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	2,000	2,494,920

California (State of) Statewide Communities Development Authority (Pooled Financing Program);
Series 2004 A, Water & Wastewater RB (a)	5.25%	10/01/24	3,920	4,097,850

Series 2004 A, Water & Wastewater RB (INS-AGM) (d)	5.00%	10/01/29	1,095	1,139,161

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	550,325

Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,326,640

California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,576,285

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	4,000	4,631,880

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	4,659,440

California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Mizuho Corporate Bank) (h)(i)	0.17%	11/01/26	1,900	1,900,000

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (d)	5.00%	09/01/25	$5,000	$5,186,950

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	08/01/29	1,585	823,740

Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (d)	6.70%	08/01/21	425	523,732

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	5,030	2,074,121

Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/33	4,185	1,632,443

Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (d)(g)	0.00%	01/15/17	3,000	2,387,520

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,583,145

Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS-NATL) (d)	5.75%	08/01/19	265	323,107

Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,297,600

Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	6,052,150

Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (f)	5.25%	07/01/38	2,000	2,384,460

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,594,690

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(g)	0.00%	08/01/35	3,260	1,130,959

Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (c)(d)	5.00%	11/01/29	4,000	4,364,240

Series 2012 P, Ref. Sr. Lien RB (c)	5.00%	05/01/26	4,000	4,736,840

Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/37	1,170	367,918

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/38	4,770	1,431,239

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/39	5,010	1,415,826

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/40	5,260	1,365,075

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/41	5,520	1,353,007

Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.50%	08/01/31	2,420	2,828,641

Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (d)	5.00%	09/01/35	5,000	5,174,750

Regents of the University of California;
Series 2009 O, General RB (f)	5.75%	05/15/23	5,570	7,102,808

Series 2009 O, General RB (f)	5.75%	05/15/25	8,205	10,312,126

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	3,003,725

Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (d)	5.00%	10/01/38	6,335	7,024,565

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,840,682

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,214,630

Series 2011, RB	6.50%	12/01/21	2,000	2,498,500

Series 2011, RB	6.50%	12/01/22	2,000	2,480,880

San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (f)	5.25%	08/01/33	7,500	9,254,400

San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds (g)	0.00%	07/01/30	7,000	3,349,850

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (c)	5.00%	05/01/23	10,000	11,995,700

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,129,730

San Jose (City of); Series 2011 A-1, Airport RB (c)	5.25%	03/01/26	2,730	3,230,518

Series 2011 A-1, Airport RB (c)	6.25%	03/01/34	2,500	3,078,625

San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass- Through RB (INS-AMBAC) (d)	5.00%	10/01/31	5,140	5,319,900

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (d)	5.00%	08/15/27	$5,380	$5,573,841

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS-AMBAC) (d)	5.00%	10/01/35	2,000	2,031,540

Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (d)	5.00%	07/01/35	2,000	2,195,900

Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS- AMBAC) (d)(j)	9.15%	07/01/15	9,000	10,262,160

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,423,510

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	08/01/27	7,865	4,103,170

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/24	3,570	2,369,623

				238,413,836

Colorado–2.59%

Colorado (State of) Educational & Cultural Facilities Authority (Aurora Academy); Series 2004, Charter School RB (INS-SGI) (d)	5.25%	02/15/34	3,745	3,801,886

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (d)	5.00%	06/01/37	1,070	1,147,158

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,025,330

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	3,165,239

Series 2010, Private Activity RB	6.50%	01/15/30	2,400	3,012,360

Colorado Springs (City of);
Series 2002, Hospital RB (a)	5.25%	12/15/18	3,375	4,247,505

Series 2002, Hospital RB (a)	5.25%	12/15/18	3,530	4,442,576

Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/24	6,000	7,239,840

Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/25	1,500	1,800,090

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (d)	5.00%	12/01/35	5,680	5,917,481

E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS-NATL) (d)(g)	0.00%	09/01/14	20,000	19,226,800

Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	518,430

				55,544,695

Connecticut–0.90%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	3,000	3,594,660

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	5,700	6,322,497

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (d)	5.00%	07/01/23	1,100	1,309,968

Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	4,000	4,669,800

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	1,875	2,067,900

Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	320	320,566

Series 2009 C, RB (b)(e)	7.25%	01/01/16	1,000	1,061,790

				19,347,181

Delaware–0.03%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	656,170

District of Columbia–2.42%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,980	3,264,560

Series 2011, RB	6.63%	03/01/41	1,100	1,215,643

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,623,478

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (d)	5.50%	10/01/41	$4,000	$4,657,840

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (d)	5.00%	02/01/31	12,000	12,588,360

Series 2009 A, Sec. Income Tax RB (f)	5.00%	12/01/23	10,715	13,489,114

Series 2009 A, Sec. Income Tax RB (f)	5.25%	12/01/27	6,860	8,670,766

Series 2009 B, Ref. Sec. Income Tax RB (f)	5.00%	12/01/24	4,285	5,308,944

				51,818,705

Florida–7.12%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,037,250

Series 2007, IDR	5.88%	11/15/36	1,000	1,005,940

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,559,350

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (d)	5.95%	07/01/20	470	495,211

Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,278,268

Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/26	1,305	1,519,816

Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/27	1,325	1,543,108

Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/28	1,440	1,682,640

Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/32	2,500	2,890,425

Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB (a)	6.88%	10/01/22	2,500	3,454,475

Series 1993 A, Ref. RB (INS-AMBAC) (d)	5.85%	10/01/13	1,260	1,271,970

Series 2008 A, Ref. RB (INS-AGC) (d)	5.00%	10/01/27	1,840	2,013,935

Florida (State of) Municipal Loan Council; Series 2000 B, RB (a)	5.75%	11/01/14	65	65,280

Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (c)	5.80%	07/01/28	1,155	1,184,545

Series 2008 1, RB (CEP-GNMA) (c)	6.00%	07/01/39	705	707,052

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (a)(b)(e)	5.25%	11/15/16	100	118,141

Series 2006 C, RB	5.25%	11/15/36	3,900	4,379,856

Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (c)(d)	5.38%	10/01/33	2,500	2,757,875

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	3,000	3,605,370

Key West (City of) Utility Board; Series 1985 D, Electricity CAB RB (a)(g)	0.00%	10/01/13	1,000	991,900

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	5,000	5,638,150

Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS-AGC) (c)(d)	5.00%	10/01/38	16,100	16,908,059

Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	2,341,600

Miami-Dade (County of) Educational Facilities Authority (University of Miami);
Series 2008 A, RB (INS-BHAC) (d)	5.50%	04/01/38	4,000	4,456,120

Series 2012 A, RB	5.00%	04/01/42	3,500	4,062,275

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (d)	5.00%	07/01/35	3,350	3,836,922

Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (d)	5.25%	05/01/26	5,000	5,954,300

Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS-NATL) (d)	5.00%	10/01/35	2,500	2,729,250

Series 2010, Water & Sewer System RB (INS-AGM) (d)	5.00%	10/01/39	4,500	5,163,075

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	1,500	1,791,735

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	1,260	1,484,066

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/42	5,500	6,407,885

Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/37	4,000	4,586,920

Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	1,880	2,028,539

Series 2007, RB	5.88%	11/15/37	800	848,384

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (d)	5.00%	09/01/35	1,500	1,752,675

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)(e)	5.35%	03/15/18	$5,200	$6,211,608

Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	490	220,789

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (l)	5.25%	10/01/27	3,500	3,781,470

Series 2007 A, Special Obligation RB (l)	5.75%	10/01/22	500	558,345

Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,340	1,333,729

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (f)	5.00%	08/15/42	18,000	20,122,200

Sunrise (City of); Series 1998, Ref. Utility System RB (a)(b)	5.20%	10/01/20	1,725	2,166,445

Series 1998, Ref. Utility System RB (INS-AMBAC) (d)	5.20%	10/01/22	2,275	2,648,441

Tallahassee (City of) (Tallahassee Memorial Regional Medical); Series 1994, Ref. Health Facilities RB (INS-NATL) (d)	6.63%	12/01/13	1,715	1,721,774

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (d)	6.00%	10/01/29	3,000	4,370,580

Village Center Community Development District; Series 2001 A, Recreational RB (INS-NATL) (d)	5.20%	11/01/25	1,000	1,000,870

				152,688,613

Georgia–2.22%

Atlanta (City of) (Atlantic Station); Series 2007, Ref. Tax Allocation RB (INS-AGC) (d)	5.25%	12/01/21	1,370	1,536,414

Series 2007, Ref. Tax Allocation RB (INS-AGC) (d)	5.25%	12/01/22	1,000	1,112,400

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	6,004,371

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,739,950

Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (d)	5.00%	01/01/33	4,000	4,215,320

Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (d)	5.00%	01/01/34	3,000	3,203,610

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,253,960

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,250,300

Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (d)	5.25%	10/01/39	3,000	3,217,770

Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	822,003

Georgia (State of) Municipal Electric Authority; Series 1998 Y, Power RB (a)	6.40%	01/01/13	325	326,739

Series 1998 Y, Power RB (INS-AMBAC) (d)	6.40%	01/01/13	4,640	4,664,313

Series 1998 Y, Power RB (a)(b)	6.50%	01/01/14	145	154,782

Series 1998 Y, Power RB (a)	6.50%	01/01/17	410	452,443

Series 1998 Y, Power RB (INS-NATL) (d)	6.50%	01/01/17	9,445	10,607,302

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,000	2,046,820

Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	3,500	4,008,970

				47,617,467

Hawaii–0.80%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,369,500

Hawaii (State of) Department of Budget & Finance; Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	1,305	1,328,777

Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,632,960

Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,362,800

Honolulu (City & County of);

Series 2009 A, Unlimited Tax GO Bonds (f)	5.25%	04/01/29	4,120	4,990,803
Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/33	2,000	2,503,200

Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/34	2,355	2,909,603

				17,097,643

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	$1,000	$1,205,540

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	575	598,730

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (d)	5.25%	07/15/23	4,230	5,066,102

Series 2008 A, Grant & RAB (INS-AGC) (d)	5.25%	07/15/24	3,485	4,169,698

Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB (c)	5.63%	07/01/28	50	50,114

Series 2008 A, Class I, Single Family Mortgage RB (c)	5.75%	07/01/39	100	100,239

Series 2008 A, Class II, Single Family Mortgage RB (c)	5.85%	07/01/36	1,320	1,417,086

Series 2008 A, Class III, Single Family Mortgage RB (c)	5.70%	07/01/28	3,270	3,476,141

				16,083,650

Illinois–13.18%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,202,435

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,072,425

Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-Radian) (d)	5.13%	11/01/37	3,755	3,943,538

Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	470	380,211

Chicago (City of) (Midway Airport); Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (d)	5.00%	01/01/21	5,925	6,353,674

Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (d)	5.00%	01/01/22	6,220	6,670,017

Chicago (City of) (O’Hare International Airport); Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.00%	01/01/34	5,000	5,194,100

Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/21	2,840	2,967,346

Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/23	3,120	3,270,696

Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/24	1,430	1,497,954

Series 2004 A, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.00%	01/01/29	1,000	1,075,140

Series 2005 A, Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/24	6,000	6,711,660

Series 2005 A, Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/26	3,855	4,281,286

Series 2005 A, Third Lien General Airport RB (INS-NATL) (d)	5.25%	01/01/24	5,000	5,593,050

Series 2008 A, Third Lien General Airport RB (INS-AGM) (d)(f)	5.00%	01/01/33	3,000	3,421,440

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,620	3,680,201

Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	245	245,833

Chicago (City of) Board of Education (School Reform); Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/19	2,845	2,389,857

Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/19	1,500	1,260,030

Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/25	1,020	638,602

Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (f)	5.00%	12/01/24	15,000	18,759,450

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (d)	5.25%	06/01/25	4,840	5,494,465

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (f)	5.25%	12/01/36	12,000	14,152,680

Chicago (City of); Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (d)	6.25%	01/01/14	3,000	3,177,330

Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (d)	5.38%	01/01/17	2,000	2,257,760

Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (d)	5.63%	01/01/39	145	145,565

Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (d)(f)	5.25%	01/01/24	4,200	4,831,680

Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (d)(f)	5.25%	01/01/25	4,400	5,048,032

Series 2011, COP	7.13%	05/01/21	2,800	3,099,152

Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (d)	8.10%	12/01/16	345	429,787

Series 1997, Unlimited Tax GO Bonds (INS-AGM) (d)	8.20%	12/01/14	290	328,535

Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds (a)(g)	0.00%	12/01/17	2,605	2,362,344

Series 2000, Unlimited Tax CAB GO Bonds (a)(g)	0.00%	12/01/18	2,995	2,645,933

Series 2000, Unlimited Tax CAB GO Bonds (a)(g)	0.00%	12/01/20	4,050	3,303,261

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	01/01/26	$2,600	$2,989,636

Series 2008, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	01/01/27	990	1,138,361

Du Page County Community High School District No. 108; Series 2002, Unlimited Tax GO Bonds (a)	5.60%	01/01/13	3,000	3,013,860

Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (k)	5.38%	03/01/16	1,000	350,330

Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (d)	5.10%	03/01/29	3,000	3,260,280

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,232,730

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,912,950

Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (k)	5.50%	08/15/18	1,000	9,720

Series 2008 A, Ref. RB (k)	6.00%	08/15/22	250	2,430

Series 2008 A, Ref. RB (k)	6.13%	08/15/28	1,500	14,580

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	5,000	5,807,250

Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,335	2,438,721

Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,387,880

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (f)	5.38%	08/15/24	1,000	1,191,820

Series 2009 A, RB (f)	5.75%	08/15/30	2,000	2,387,480

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,500	1,501,305

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,354,628

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (d)	5.50%	05/15/24	12,000	13,264,440

Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/15	4,700	5,026,603

Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/17	5,100	5,661,051

Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/18	5,050	5,706,045

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,377,100

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,061,710

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,869,665

Illinois (State of) Finance Authority (Sherman Health System); Series 1997, RB (INS-AMBAC) (d)	5.25%	08/01/22	2,000	2,003,840

Series 2007 A, RB	5.50%	08/01/37	3,500	3,892,175

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,103,195

Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	6.00%	08/15/41	4,000	4,915,160

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (d)(g)	0.00%	06/15/22	20,000	19,191,800

Series 2002 B, Ref. RB (INS-NATL) (d)	5.40%	06/15/19	9,250	10,977,345

Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (d)	6.25%	12/15/20	3,195	3,655,815

Lake County Community Consolidated School District No. 50 (Woodland); Series 2000 B, Unlimited Tax CAB GO Bonds (a)(g)	0.00%	12/01/14	1,200	1,188,720

Lake County Community Unit School District No. 60 (Waukegan);

Series 1999 A, Unlimited Tax CAB GO Bonds (a)(g)	0.00%	12/01/17	2,875	2,756,234

Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	12/01/17	3,915	3,490,888

McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	01/01/17	3,000	2,691,330

McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,384,710

McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	01/01/16	1,330	1,276,880

Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (k)	5.80%	03/01/37	1,500	791,625

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	$1,000	$1,218,800

Series 2010, RB	6.00%	06/01/28	10,000	12,325,500

United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	971	611,769

University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,144,950

Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	543	493,131

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	415	437,476

				282,397,387

Indiana–1.21%

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	561,795

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	10,000	11,387,900

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,220	1,331,886

Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,659,425

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (d)	5.25%	05/15/41	2,000	2,198,800

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,677,610

Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (c)	5.10%	01/15/17	1,500	1,696,095

Indianapolis Local Public Improvement Bond Bank; Series 1992 D, RB (a)	6.75%	02/01/14	255	263,469

St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/13	135	129,619

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/14	130	115,592

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/15	130	107,047

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/16	135	102,953

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/17	225	158,915

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (l)	5.50%	09/01/27	1,500	1,585,770

				25,976,876

Iowa–2.49%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	2,051,580

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,798,350

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,169,798

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (f)(m)	5.00%	06/01/25	5,815	7,095,579

Series 2009 A, Special Obligation RB (f)(m)	5.00%	06/01/26	4,360	5,297,574

Series 2009 A, Special Obligation RB (f)(m)	5.00%	06/01/27	9,300	11,274,204

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	3,900	4,100,499

Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (d)	5.25%	08/15/29	1,500	1,741,695

Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (c)	5.70%	12/01/27	10,000	11,587,300

Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,317,585

				53,434,164

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.46%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	$1,500	$1,783,110

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,108,470

Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,220,680

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/32	2,000	2,385,400

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (d)	5.00%	09/01/29	2,000	2,382,700

				9,880,360

Kentucky–1.55%

Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank N.A.) (h)(i)	0.17%	12/26/12	5,100	5,100,000

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,494,940

Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,181,280

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (d)	6.00%	12/01/33	4,000	4,531,880

Subseries 2008 A-1, RB (INS-AGC) (d)	6.00%	12/01/38	4,000	4,499,800

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,895,840

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (d)	5.25%	02/01/28	3,000	3,600,750

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (d)	5.25%	10/01/35	6,000	6,804,960

				33,109,450

Louisiana–1.53%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (d)	6.38%	12/01/12	685	685,034

Series 1992 A, Hospital RB (INS-Connie Lee) (d)	6.50%	12/01/18	5,530	5,824,196

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,150,760

Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (d)	5.25%	11/01/24	7,500	8,097,975

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	1,364	545,941

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,143,440

Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS-AGC) (d)	5.00%	05/01/28	2,500	2,818,650

New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (d)	6.00%	01/01/23	2,000	2,432,560

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (b)(c)(e)	5.25%	03/01/13	1,550	1,564,415

Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (d)	5.00%	12/01/30	2,580	3,035,989

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,396,300

				32,695,260

Maryland–1.53%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,090,480

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,500	2,605,250

Maryland (State of) Community Development Administration; Series 2007, RB (c)	5.05%	09/01/32	2,105	2,214,481

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	4,000	4,708,760

Series 2011 A, RB	6.25%	01/01/31	3,175	3,832,955

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	5,060,985

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	$1,000	$1,209,980

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,186,990

Series 2011, RB	5.00%	08/15/41	3,000	3,416,010

Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,518,080

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,670,970

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,182,080

				32,697,021

Massachusetts–2.08%

Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,224,430

Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (d)	5.38%	02/01/27	2,000	2,316,780

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(e)	5.75%	05/01/19	2,000	2,479,760

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (f)	5.50%	11/15/36	20,955	26,060,057

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,290,386

Series 2011 A-2, RB	5.50%	11/15/46	90	57,550

Series 2011 B, CAB RB (g)	0.00%	11/15/56	449	2,382

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (f)	5.50%	07/01/36	6,680	8,096,561

Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,167,770

Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (c)	5.10%	12/01/27	1,685	1,809,117

				44,504,793

Michigan–0.85%

Detroit (City of); Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (d)	7.50%	07/01/33	5,750	7,343,037

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (b)(e)	5.25%	01/15/14	650	682,481

Series 2008 A, RB (b)(e)	5.50%	01/15/15	375	411,833

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (c)(d)	5.45%	12/15/32	5,000	5,010,800

Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (c)	7.50%	01/01/21	1,445	1,445,202

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB (c)	5.00%	12/01/32	1,500	1,717,815

Series 2012 B, RB (c)	5.00%	12/01/37	1,500	1,678,440

				18,289,608

Minnesota–0.82%

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	751,380

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,665,460

Series 2008 B, Health Care System RB (INS-AGC) (d)	6.50%	11/15/38	4,000	5,035,720

Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	2,057,420

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	4,030,052

St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB (c)	4.50%	10/01/37	2,000	2,051,080

				17,591,112

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–0.12%

Harrison (County of) Wastewater Management District; Series 1991 A, Ref. Wastewater Treatment Facilities RB (a)	8.50%	02/01/13	$520	$526,880

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,006,340

				2,533,220

Missouri–1.80%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (d)	5.00%	10/01/39	2,000	2,275,280

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,468,888

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,459,646

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	2,180	2,245,291

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	460	482,816

Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB (b)(c)(e)	4.90%	07/01/13	2,700	2,751,813

Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	10,000	10,342,600

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,247,172

Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,037,695

Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,564,766

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	459,131

St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,069,270

St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	1,300	1,320,943

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	534,245

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,324,287

				38,583,843

Montana–0.14%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	2,600	3,057,314

Nebraska–1.42%

Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/37	2,000	2,404,380

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/37	4,350	4,410,248

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (d)	5.38%	04/01/39	4,000	4,808,760

Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (d)	5.00%	01/01/37	15,570	17,539,916

University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,188,500

				30,351,804

Nevada–1.53%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,294,880

Series 2010 A, Passenger Facility Charge RB (INS-AGM) (d)	5.25%	07/01/39	4,000	4,607,800

Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (d)	6.50%	06/01/17	3,000	3,702,180

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/20	3,045	3,236,652

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/21	3,000	3,183,930

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/23	5,000	5,294,400

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	$4,000	$4,594,080

Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	580	598,798

Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	500	488,525

Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (d)	5.00%	12/01/23	3,500	3,878,665

Reno (City of); Series 2002, Capital Improvement RB (INS-NATL) (d)	5.13%	06/01/26	935	936,664

				32,816,574

New Hampshire–0.53%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (d)	5.13%	01/01/30	4,500	5,080,275

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	990	1,116,730

New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (c)(l)	7.75%	06/01/14	220	220,834

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	4,500	4,978,890

				11,396,729

New Jersey–3.33%

Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (d)(j)	9.48%	09/19/19	1,800	2,193,444

New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/32	675	699,422

Series 2012 C, RB	5.30%	07/01/44	1,090	1,128,891

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,482,181

New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	786,232

New Jersey (State of) Economic Development Authority; Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	2,021,985

Series 2009 Z, School Facilities Construction RB (INS-AGC) (d)	5.50%	12/15/34	1,000	1,194,160

Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,522,090

Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (d)	5.50%	09/01/24	3,885	5,115,574

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,734,640

Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,698,480

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	1,305	1,418,587

New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,155,630

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/28	2,835	3,074,416

Series 2008 X, Single Family Housing RB (c)	5.10%	10/01/23	2,820	3,038,127

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (d)(g)	0.00%	12/15/26	10,000	6,021,700

New Jersey (State of) Turnpike Authority; Series 1991 C, RB (a)	6.50%	01/01/16	195	231,083

Series 1991 C, RB (a)	6.50%	01/01/16	2,100	2,272,725

Series 1991 C, RB (INS-NATL) (d)	6.50%	01/01/16	370	431,009

Series 2003 A, RB (a)(b)	5.00%	07/01/13	10,000	10,274,700

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	4,000	4,623,200

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (d)	5.00%	12/01/19	9,000	9,334,260

				71,452,536

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.49%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (b)(e)	5.20%	06/01/20	$2,000	$2,316,200

Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,623,283

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (f)	6.38%	08/01/32	3,000	3,650,670

				10,590,153

New York–6.15%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (g)	0.00%	07/15/35	5,000	1,763,350

Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,185,578

Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,335,592

Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (d)(g)	0.00%	06/01/17	5,000	4,740,100

Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	6,303,950

Series 2008 A, Electric System General RB (INS-BHAC) (d)	5.50%	05/01/33	5,000	6,136,450

Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/41	2,000	2,311,300

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,588,930

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/27	5,000	5,477,300

Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/37	2,500	2,712,425

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (d)	6.38%	01/01/39	1,000	1,199,490

New York (City of) Transitional Finance Authority; Series 2009 A, Future Tax Sec. RB (f)	5.00%	05/01/28	5,570	6,753,124

Series 2009 A, Future Tax Sec. RB (f)	5.00%	05/01/29	4,455	5,401,287

Series 2009 A, Future Tax Sec. RB (f)	5.00%	05/01/30	4,455	5,278,462

Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/39	2,000	2,297,640

New York (City of); Series 1993 C, VRD Unlimited Tax GO Bonds (LOC-JP Morgan Chase Bank N.A.) (h)(i)	0.16%	12/19/12	2,200	2,200,000

Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,636,046

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (a)(b)	5.38%	07/01/13	3,105	3,196,349

Series 2012 A, RB	5.00%	07/01/25	1,000	1,202,460

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (f)	5.00%	03/15/31	21,885	26,441,019

New York (State of) Dormitory Authority (State University Educational Facilities); Series 1990 A, RB	7.50%	05/15/13	2,000	2,066,580

Series 1993 A, RB	5.25%	05/15/15	5,000	5,414,100

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (a)	7.38%	07/01/16	5,675	6,422,511

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (c)(j)	13.30%	07/01/26	3,000	3,028,800

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (j)	10.61%	04/01/20	2,500	2,514,500

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (f)	5.00%	03/15/28	2,000	2,430,120

New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB	6.50%	11/15/18	2,092	2,203,866

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	1,000	1,111,770

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (k)(l)	6.13%	02/15/19	750	8

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,719,616

Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (d)	5.00%	10/15/29	10,000	10,810,700

				131,883,423

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–1.06%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2011 B, Airport RB (c)	5.00%	07/01/41	$2,500	$2,806,500

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (d)	5.25%	10/01/24	6,000	6,922,020

North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	2,049,140

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	1,023,460

North Carolina (State of) Medical Care Commission (WakeMed); Series 2009 A, Health Care Facilities RB (a)(b)	5.63%	10/01/14	2,200	2,411,992

North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS-NATL) (d)	5.50%	01/01/15	4,750	5,239,630

North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (d)	5.13%	01/01/24	2,000	2,334,600

				22,787,342

North Dakota–0.23%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,017,880

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,242,900

Mercer (County of) (Antelope Valley Station); Series 1995, Ref. PCR (INS-AMBAC) (d)	7.20%	06/30/13	695	719,283

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,036,020

				5,016,083

Ohio–2.83%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	3,060	2,754,551

Cleveland (City of); Series 2008 B-1, Public Power System CAB RB (INS-NATL) (d)(g)	0.00%	11/15/25	2,895	1,792,439

Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,813,800

Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	2,000	2,325,520

Cleveland State University; Series 2012, RB	5.00%	06/01/37	2,900	3,323,835

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	522,005

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,944,580

Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,908,270

Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (d)	5.00%	04/01/24	1,750	1,982,873

Series 2006 H, Hospital Facilities RB (INS-AGC) (d)	5.00%	02/01/24	4,810	5,453,722

Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB (a)	6.00%	11/15/14	2,825	3,054,616

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (b)(e)	5.80%	12/01/19	3,000	3,493,050

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,835,198

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (a)(b)	6.75%	01/15/15	4,000	4,532,600

Ohio (State of) Housing Finance Agency (Covenent House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (c)	6.10%	09/20/49	2,845	3,192,175

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)(f)	5.30%	09/01/28	662	687,897

Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)(f)	5.40%	03/01/33	554	576,631

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(e)	5.88%	06/01/16	2,140	2,420,105

				60,613,867

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–0.96%

Grand River Dam Authority; Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/21	$3,735	$4,544,599

Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/22	3,735	4,544,599

Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/23	6,350	7,707,376

McAlester (City of) Public Works Authority; Series 1999 A, Utility System CAB RB (INS- AGM) (d)(g)	0.00%	02/01/30	4,320	1,653,955

Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (d)	5.50%	06/01/24	2,000	2,129,440

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP- GNMA) (c)	8.00%	08/01/18	40	40,895

				20,620,864

Oregon–0.28%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,081,460

Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,117,870

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (l)	6.38%	11/01/33	3,500	3,716,650

				5,915,980

Pennsylvania–0.84%

Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc.); Series 2002, First Mortgage RB	8.50%	05/01/32	1,595	1,635,529

Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (d)	5.00%	06/01/39	1,850	2,074,664

Subseries 2009 A, Sub. RB (INS-AGC) (d)	5.00%	06/01/24	4,000	4,693,160

Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/28	4,550	4,604,327

Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/34	2,750	2,742,465

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (d)	5.00%	02/01/31	2,000	2,312,920

				18,063,065

Puerto Rico–2.50%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,500	2,525,500

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (a)(g)	0.00%	07/01/17	15,000	13,399,200

Series 2008 WW, RB	5.25%	07/01/33	2,000	2,081,800

Series 2010 CCC, RB	5.25%	07/01/27	4,000	4,277,000

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (a)	5.50%	07/01/15	7,680	8,412,365

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, RB	5.38%	08/01/39	4,600	4,995,094

First Subseries 2010 A, RB	5.50%	08/01/42	4,400	4,774,792

First Subseries 2010 C, RB	5.25%	08/01/41	6,950	7,478,130

Series 2011 C, RB	5.00%	08/01/40	5,000	5,542,600

				53,486,481

Rhode Island–0.10%

Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (c)(d)	5.25%	07/01/28	1,810	2,021,426

South Carolina–1.82%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/30	5,000	5,547,750

Easley (City of); Series 2005, Ref. & Improvement Utility System RB (a)(b)	5.00%	12/01/15	5,170	5,832,742

Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,265,920

Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,299,720

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.00%	02/01/19	1,000	1,200,520

Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.38%	02/01/29	2,000	2,280,740

Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.50%	02/01/38	3,000	3,373,560

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (d)	5.20%	11/01/27	$6,500	$6,523,075

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,143,940

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	713	549,770

Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	306	1,534

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	507,960

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,383,420

Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS- AGC) (d)	5.25%	04/15/22	4,465	5,177,212

				39,087,863

South Dakota–0.46%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,761,270

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (d)	5.50%	08/01/38	3,000	3,527,490

South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (INS-AGM) (d)	6.70%	09/01/17	4,000	4,571,320

				9,860,080

Tennessee–0.25%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,034,100

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,075,030

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,652,940

Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,400	1,515,738

				5,277,808

Texas–12.60%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	3,615	3,900,585

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (c)	6.50%	11/01/29	430	319,107

Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (a)	7.00%	05/01/21	500	681,315

Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (b)(c)(e)	5.95%	05/15/20	1,100	1,268,102

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	5,068,980

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,966,750

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (d)	5.25%	08/15/34	4,000	4,612,600

Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (c)(d)	5.25%	11/01/24	10,000	10,356,300

Series 2004 B, Joint Improvement RB (INS-AGM) (c)(d)	5.38%	11/01/21	4,000	4,274,040

Series 2004 B, Joint Improvement RB (INS-AGM) (c)(d)	5.50%	11/01/19	6,110	6,582,853

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,327,600

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	08/15/31	6,665	9,310,672

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,492,612

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,180,890

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,000	1,269,950

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (d)	5.00%	11/15/26	$3,860	$4,514,231

Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (d)	5.00%	11/15/27	3,180	3,692,203

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	200	148,802

Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,905,845

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (d)(g)	0.00%	09/01/26	8,750	5,189,450

Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (d)(g)	0.00%	09/01/27	3,600	2,017,188

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-AGM) (d)	5.25%	05/15/22	15,000	16,015,500

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-BHAC) (d)	5.25%	05/15/23	22,500	24,023,250

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (d)	5.25%	05/15/25	5,000	5,327,150

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(e)	0.91%	06/01/17	4,000	4,000,000

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.50%	05/15/31	1,740	2,197,898

Series 2011 A, RB	6.88%	05/15/41	1,700	2,187,407

Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,982,287

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, Special Facilities RB (c)	5.00%	11/01/28	2,000	2,177,760

Lower Colorado River Authority; Series 2012 B, Ref. RB	5.00%	05/15/32	4,475	5,310,527

Series 2012 B, Ref. RB	5.00%	05/15/37	3,870	4,508,434

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,226,760

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (b)(c)(e)	6.00%	08/01/13	5,000	5,185,850

Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,455,867

North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	4,082,015

Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,387,680

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(g)	0.00%	01/01/28	12,800	7,142,144

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(g)	0.00%	01/01/29	2,165	1,149,442

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(g)	0.00%	01/01/31	4,710	2,254,677

Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	4,000	4,456,360

Series 2008 L-2, Ref. First Tier System RB (b)(e)	6.00%	01/01/13	2,000	2,009,980

Nueces River Authority (Corpus Christi); Series 2005, Ref. Facilities RB (INS-AGM) (d)	5.00%	07/15/25	2,750	3,012,323

Series 2005, Ref. Facilities RB (INS-AGM) (d)	5.00%	03/01/27	2,000	2,177,060

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,273,040

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	361,781

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	557,825

Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,198,040

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,242,834

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,511,250

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (d)	5.75%	07/01/18	2,775	3,033,130

Series 2008 A, Ref. RB (INS-AGC) (d)	6.50%	07/01/37	4,250	5,146,707

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	3,152,331

Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (a)	5.00%	09/01/15	1,750	1,864,940

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (c)(j)	12.72%	07/02/24	$425	$442,323

Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,289,920

Series 2008, Mobility Fund Unlimited Tax GO Bonds (f)	5.00%	04/01/28	4,000	4,702,920

Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	10,000	11,352,900

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (d)(g)	0.00%	08/15/27	1,000	572,760

Series 2002 A, First Tier RB (INS-AMBAC) (d)	5.50%	08/15/39	10,000	10,043,800

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,960,594

Texas Municipal Gas Acquisition & Supply Corp.; Series 2012, Gas Supply RB	5.00%	12/15/22	3,000	3,503,910

Series 2012, Gas Supply RB	5.00%	12/15/29	5,400	6,039,522

Series 2012, Gas Supply RB	5.00%	12/15/30	1,185	1,322,164

Series 2012, Gas Supply RB	5.00%	12/15/31	1,185	1,316,891

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,750,253

Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,130,207

				270,120,488

Utah–0.58%

Provo (City of); Series 1984 A, Electric RB (a)	10.38%	09/15/15	245	282,367

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB (a)	5.00%	06/01/15	5,000	5,332,150

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	623,580

Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	4.00%	06/15/39	4,000	4,215,800

Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (c)	5.70%	07/01/28	1,910	2,060,260

				12,514,157

Vermont–0.29%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,550	3,650,926

Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/42	2,250	2,545,718

				6,196,644

Virgin Islands–0.40%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	4,044,492

Series 2012 A, RB (l)	5.00%	10/01/32	4,000	4,500,800

				8,545,292

Virginia–0.75%

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (a)	5.50%	06/01/26	895	966,314

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.00%	07/01/27	465	511,035

Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	3,920	4,430,893

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (c)	5.00%	07/01/34	3,000	3,245,580

Series 2012, Sr. Lien RB (c)	5.00%	01/01/40	2,000	2,155,780

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (l)	8.00%	07/01/19	900	988,407

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,505,400

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,219	1,318,458

				16,121,867

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–4.20%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	$1,000	$1,153,400

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS-NATL) (d)	5.00%	01/01/38	2,500	2,672,875

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	949,478

King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (a)(c)	5.30%	06/01/17	1,025	1,092,496

King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (d)	5.25%	12/01/28	3,575	4,211,243

Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS- AMBAC) (d)	5.00%	12/01/34	4,140	4,279,808

Seattle (City of); Series 2003, Ref. Water System RB (a)(b)	5.00%	09/01/13	7,850	8,126,477

Series 2003, Ref. Water System RB (a)(b)	5.00%	09/01/13	10,000	10,358,400

Series 2003, Ref. Water System RB (INS-NATL) (d)	5.00%	09/01/20	2,150	2,225,443

Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,943,160

Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,533,320

Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (d)	5.75%	12/01/25	2,000	2,091,240

Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (d)	5.75%	12/01/26	2,420	2,525,125

Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (d)	5.25%	09/01/33	3,000	3,118,620

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2004 A, RB (INS-AGM) (d)	5.25%	08/15/28	1,000	1,128,660

Series 2008 B, RB (INS-AGC) (d)	6.00%	08/15/39	2,000	2,391,420

Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (d)	5.25%	10/01/33	5,000	5,608,550

Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.38%	10/01/29	500	554,450

Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,660,980

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (l)	6.00%	01/01/27	1,100	1,193,973

Washington (State of); Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,623,275

Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (f)	5.00%	08/01/30	21,500	26,465,640

				89,908,033

West Virginia–0.11%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,000	1,068,530

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	260,723

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	913,781

				2,243,034

Wisconsin–2.01%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	2,000	2,216,660

Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	1,009,137

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/27	6,000	6,871,020

Series 2012, RB	5.00%	06/01/39	5,000	5,540,050

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB	5.50%	05/01/31	2,000	2,363,820

Series 2011 A, RB	5.75%	05/01/35	1,000	1,205,310

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	500	601,725

Series 2009, RB	6.63%	02/15/39	1,000	1,199,190

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Housing & Economic Development Authority; Series 2007 C, Home Ownership RB (c)(f)	5.13%	09/01/28	$3,885	$4,127,113

Series 2008 A, Home Ownership RB (c)	5.30%	09/01/23	8,125	8,908,169

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,899,311

Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	6,211,000

				43,152,505

Wyoming–0.55%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,689,080

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	2,005	2,139,956

West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,203,890

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,734,603

Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	1,111,360

				11,878,889

TOTAL INVESTMENTS(n)–107.24% (Cost $2,043,078,613)				2,298,744,058

FLOATING RATE NOTE OBLIGATIONS–(7.72)%
Notes with interest rates ranging from 0.15% to 0.31% at 11/30/12 and contractual maturities of collateral ranging from 05/15/23 to 08/15/42 (See Note 1D) (o)				(165,520,000)

OTHER ASSETS LESS LIABILITIES–0.48%				10,258,246

NET ASSETS–100.00%				$2,143,482,304

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CARS	—	Convertible Auction Rate Security

CEP	—	Credit Enhancement Provider

Conv.	—	Convertible

COP	—	Certificates of Participation

CR	—	Custodial Receipts

Ctfs.	—	Certificates

FHA	—	Federal Housing Administration

FTA	—	Federal Transit Administration

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

Jr.	—	Junior

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RAB	—	Revenue Anticipation Bonds

Radian	—	Radian Asset Assurance, Inc.

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

SFH	—	Single-Family Housing

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(g)	Zero coupon bond issued at a discount.
(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $18,441,227 which represents 0.86% of the Fund’s Net Assets.

(k)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $1,935,423, which represented 0.09% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

(l)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $16,546,257, which represented 0.77% of the Fund’s Net Assets.

(m)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	9.2%

Assured Guaranty Corp.	9.0

National Public Finance Guarantee Corp.	8.8

American Municipal Bond Assurance Corp.	5.1

(o)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Fund’s investments with a value of $310,750,944 are held by Dealer Trusts and serve as collateral for the $165,520,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                    Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                    Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

                    Invesco Municipal Income Fund

NOTE 2 -- Additional Valuation Information – (continued)

Level	1 – Prices are determined using quoted prices in an active market for identical assets.
Level	2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level	3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$2,298,744,058	$--	$2,298,744,058

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $196,267,905 and $193,107,180, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$275,402,553

Aggregate unrealized (depreciation) of investment securities	(16,511,323)

Net unrealized appreciation of investment securities	$258,891,230

Cost of investments for tax purposes is $2,039,852,828.

NOTE 4 – Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Municipal Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Municipal Bond Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

                    Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2012

invesco.com/us	VK-NYTFI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–105.34%

New York–94.82%

Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,334,789
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	1,057,800
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	464,824
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	586,780
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,214,740
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	623,350
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	3,685	1,375,316
Series 2009, PILOT RB	6.25%	07/15/40	475	558,358
Series 2009, PILOT RB	6.38%	07/15/43	475	561,422
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	412,706
Series 2012, RB	5.00%	08/01/42	2,250	2,613,915
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc.—Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,723,136
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	356,452
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	1,016,450
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (c)	5.25%	05/01/30	2,850	3,433,281
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	1,100	1,143,087
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,555,660
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,703,450
Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS-AGM) (a)(d)	5.75%	07/01/22	1,290	1,370,406
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,000,940
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(b)	0.00%	06/01/18	2,000	1,854,740
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	355	435,688
Madison (County of) Industrial Development Agency (Colgate University);
Series 2003 B, RB (e)(f)	5.00%	07/01/13	500	514,065
Series 2005 A, RB (INS-AMBAC) (a)	5.00%	07/01/35	750	800,445
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,731,390
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	753,541
Series 2012 D, Ref. RB	5.00%	11/15/32	685	816,150
Series 2012 H, RB	5.00%	11/15/42	4,750	5,555,837
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	421,434
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	1,019,174
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	1,250	820,475
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	1,085,198
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	1,250	1,384,887
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	934,770
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/22	2,000	2,000,920
Series 2010, Special Obligation RB	6.00%	12/01/42	860	1,028,827

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	$1,515	$1,554,072
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	1,300	1,410,461
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB (d)(e)(g)	5.50%	01/01/20	2,000	2,192,380
Series 2005, Special Facility RB (d)(e)(g)	5.50%	01/01/24	2,000	2,159,460
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (c)	5.00%	06/15/37	4,000	4,384,120
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,469,320
New York (City of) Transitional Finance Authority;
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	500	580,375
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	850	1,026,740
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/28	755	915,370
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/29	605	733,508
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/30	605	716,828
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/27	1,310	1,564,677
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,000	1,148,820
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	691,259
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	831,059
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (a)(c)	5.00%	07/01/44	960	1,022,630
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	962,676
New York (City of) Trust for Cultural Resources (Lincoln Center); Series 2008 A-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.20%	12/01/35	5,000	5,000,000
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	955,144
New York (City of);
Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.16%	08/01/17	1,100	1,100,000
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	2,158,222
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	502,116
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	480,792
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB (e)(f)	5.38%	07/01/13	1,000	1,029,420
Series 2009, RB	5.75%	07/01/33	660	771,804
Series 2012 A, RB	5.00%	07/01/26	1,000	1,199,170
New York (State of) Dormitory Authority (Catholic Health Services of Long Island—St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	2,000	2,057,220
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	710	960,403
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/30	750	1,049,130
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	555	781,218
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	614,540
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	4,725	5,367,600
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,260,740
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	935	1,143,542
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	574,960
Series 2011 A, RB	5.13%	07/01/29	500	600,200
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	1,150	1,193,803
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,092,580
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (a)	5.50%	07/01/23	1,250	1,666,925

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	$1,000	$1,071,860
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	992,057
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,250	1,410,437
New York (State of) Dormitory Authority (New York State Rehabilitation Association Pooled Loan Program No. 1); Series 2001 A, RB (INS-AMBAC) (a)	5.50%	07/01/15	960	973,536
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,806,075
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,070	1,444,361
New York (State of) Dormitory Authority (North Shore—Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,454,587
Series 2011 A, RB	5.00%	05/01/41	500	568,920
Subseries 2005 A, RB	5.00%	11/01/26	750	814,230
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.50%	12/01/21	1,000	1,178,330
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2010, RB	5.00%	07/01/40	1,250	1,430,775
Series 2012, RB	5.00%	07/01/38	1,000	1,187,980
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	918,406
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB	7.50%	04/01/39	2,000	2,607,500
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	630,875
Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	1,500	1,775,100
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,466,428
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	568,360
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2012 A, RB	5.00%	07/01/42	1,000	1,201,050
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	2,000	2,165,640
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (f)	7.38%	07/01/16	1,200	1,358,064
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,459,812
Series 2011, Ref. RB	5.00%	07/01/31	750	872,963
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	925	1,010,535
New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB (e)(f)	5.50%	07/01/13	750	772,613
New York (State of) Dormitory Authority;
Series 1996 B, City University System Consolidated RB	6.00%	07/01/14	345	361,112
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,000	1,150,810
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (a)(d)	5.25%	02/15/28	2,000	2,233,820
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (d)(j)	13.30%	07/01/26	1,200	1,211,520
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	870,167
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	604,080
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	585,430
Series 2012 I, General RB	5.00%	01/01/42	1,610	1,894,503
New York City Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/22	1,000	1,010,110
New York City Housing Development Corp.; Series 2005 K, MFH RB (d)	5.00%	11/01/37	1,000	1,033,590
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	1,036,096
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,000	1,158,890

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	$1,215	$1,433,542
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (k)(l)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,762,146
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	469,669
New York State Urban Development Corp.;
Series 1993 A, Ref. Correctional Facilities RB	5.50%	01/01/14	105	107,545
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	896,955
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	935	1,184,439
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	995,945
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,203,439
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (d)(i)	5.38%	12/01/36	1,000	1,037,630
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (a) (d)	5.00%	12/15/23	1,000	1,023,040
Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	440	440,854
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (d) (e) (g) (k)	6.63%	10/01/13	850	860,804
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (k)	5.38%	01/01/27	1,295	1,324,681
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB (e)(f)	5.00%	11/01/14	825	896,627
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,038,930
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	529,007
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	230	230,078
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	1,000	1,112,020
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	300,788
Triborough Bridge & Tunnel Authority;
Series 2008, General Purpose RB	4.75%	11/15/29	200	228,472
Series 2012 A, General RB	5.00%	11/15/34	2,000	2,421,660
Series 2012 A, General RB	5.00%	11/15/36	1,975	2,370,257
Series 2012 A, General RB	5.00%	11/15/38	1,000	1,196,270
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,446,537
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	540	456,073
Ulster (County of) Resource Recovery Agency;
Series 2002, Ref. RB (e)(f)	5.25%	03/01/13	800	810,168
Series 2002, Ref. RB (INS-AMBAC) (a)	5.25%	03/01/18	200	202,166
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,166,780
Series 2009 A, Ref. RB	5.00%	07/01/26	810	940,515
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	270	270,257
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	1,000	1,053,330
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,250	1,057,712
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,065,080
				177,011,733

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–6.45%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	$1,300	$1,378,520
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,000	1,040,900
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,106,310
Series 2010 XX, RB	5.75%	07/01/36	500	536,945
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (f)	5.50%	07/01/15	1,535	1,681,377
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.13%	04/01/32	750	773,820
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	675	744,687
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB (b)	0.00%	08/01/34	1,000	316,770
First Subseries 2010 A, RB	5.38%	08/01/39	530	575,522
Series 2011 C, RB	5.00%	08/01/40	3,500	3,879,820
				12,034,671

Guam–2.26%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	154,618
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,432,100
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	450	506,628
Series 2012 A, Ref. RB	5.00%	10/01/34	610	696,968
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	789,055
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	636,630
				4,215,999

Virgin Islands–1.81%

Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	825	828,061
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	1,006,522
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,111,750
Series 2012 A, RB (k)	4.00%	10/01/22	410	428,589
				3,374,922
TOTAL INVESTMENTS (m) –105.34% (Cost $178,091,224)				196,637,325

FLOATING RATE NOTE OBLIGATIONS–(5.98)% Notes with interest rates ranging from 0.15% to 0.22% at 11/30/12 and contractual maturities of collateral ranging from 01/15/27 to 07/01/44 (See Note 1D)(n)				(11,170,000)
OTHER ASSETS LESS LIABILITIES–0.64%				1,198,995
NET ASSETS–100.00%				$186,666,320

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGC	—Assured Guaranty Corp.	PILOT	—Payment-in-Lieu-of-Tax
AGM	—Assured Guaranty Municipal Corp.	Radian	—Radian Asset Assurance, Inc.
AMBAC	—American Municipal Bond Assurance Corp.	RB	—Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	Ref.	—Refunding
CAB	—Capital Appreciation Bonds	Sec.	—Secured
GO	—General Obligation	Sr.	—Senior
IDR	—Industrial Development Revenue Bonds	Sub.	—Subordinated
INS	—Insurer	TAN	—Tax Anticipation Notes
LOC	—Letter of Credit	VRD	—Variable Rate Demand
MFH	—Multi-Family Housing

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,211,520 which represents 0.65% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $2,614,082, which represented 1.40% of the Fund’s Net Assets.

(l)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2012 represented less than 1% of the Fund’s Net Assets.

(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers’ obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Fund’s investments with a value of $19,286,834 are held by Dealer Trusts and serve as collateral for the $11,170,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco New York Tax Free Income Fund

NOTE	2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

		Level 1		Level 2		Level 3		Total
Municipal Obligations	$		-- $	196,637,325	$		-- $	196,637,325

NOTE	3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $29,453,297 and $13,232,412, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,869,742
Aggregate unrealized (depreciation) of investment securities	(1,230,625)
Net unrealized appreciation of investment securities	$18,639,117
Cost of investments for tax purposes is $177,998,208.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	TEC-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–94.52%

Alabama–5.22%

Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.28%	10/01/32	$895	$895,000

Mobile (City of) Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.16%	05/01/41	2,000	2,000,000

				2,895,000

Arkansas–0.19%

Arkansas (State of) Federal Highway Grant; Series 2010, Anticipation and Tax Revenue Ref. GO Bonds	4.00%	08/01/13	100	102,404

Colorado–8.47%

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	12/01/23	845	845,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (a)	0.16%	02/15/28	365	365,000

Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.18%	02/01/31	1,585	1,585,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(c)	1.03%	12/01/30	1,900	1,900,000

				4,695,000

Connecticut–0.91%

West Hartford (Town of) Series 2004 A, Unlimited Tax GO Bonds (e)(f)	3.50%	01/15/13	500	501,934

Florida–3.74%

Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.16%	11/01/31	600	600,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.18%	11/01/36	675	675,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.18%	07/01/32	800	800,000

				2,075,000

Georgia–7.95%

Cobb (County of) Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	07/01/22	1,500	1,500,000

Georgia (State of); Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	200	203,416

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-Branch Banking & Trust Co.) (a)(b)	0.18%	08/01/38	900	900,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.16%	07/01/24	1,200	1,200,000

Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.14%	09/01/35	600	600,000

				4,403,416

Illinois–5.34%

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	250	252,276

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.) (a)(b)(d)	0.18%	10/01/17	300	300,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	01/01/16	1,665	1,665,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	08/15/25	743	743,000

				2,960,276

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–0.36%

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	$200	$201,190

Iowa–1.62%

Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.20%	04/01/25	900	900,000

Maryland–0.53%

Baltimore (County of) (Metropolitan District-73rd Issue); Series 2010 A, Unlimited Tax GO Bonds	5.00%	11/01/13	135	140,698

Maryland (State of) (State & Local Facilities Loan of 2009); Series 2009 A, GO Bonds	5.00%	03/01/13	150	151,701

				292,399

Massachusetts–0.63%

Cambridge (City of) (Municipal Purpose Loan of 2005); Series 2005, Limited Tax GO Bonds	4.00%	01/01/13	350	351,053

Michigan–2.56%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/30	5	5,000

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/38	280	280,000

Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.17%	08/15/32	500	500,000

Michigan State University Board of Trustees; Series 2010 C, Ref. General RB	5.00%	02/15/13	430	434,151

Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/01/31	200	200,000

				1,419,151

Minnesota–0.46%

Minnesota (State of) Metropolitan Council (Minneapolis-St. Paul Metro Area); Series 2003 A, Ref. Waste Water Treatment Revenue Unlimited Tax GO Bonds	5.00%	03/01/13	250	252,831

Missouri–3.11%

Bridgeton (City of) Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.22%	11/01/37	1,420	1,420,000

St. Louis (County of); Series 1998, Ref. Unlimited Tax GO Bonds	5.00%	02/01/13	300	302,323

				1,722,323

New Hampshire–3.56%

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.17%	01/01/18	375	375,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.17%	09/01/37	1,600	1,600,000

				1,975,000

New Jersey–1.62%

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	02/01/28	900	900,000

North Carolina–3.50%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.15%	12/01/21	900	900,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2006 A, Ref. RB	4.00%	10/01/13	100	103,014

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.17%	09/01/27	935	935,000

				1,938,014

North Dakota–3.61%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.32%	12/01/14	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–0.18%

Ohio (State of); Series 2010 N, Highway Capital Improvement Unlimited Tax GO Bonds	3.00%	05/01/13	$100	$101,126

Oregon–2.49%

Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank N.A.) (a)(b)	0.15%	11/01/28	780	780,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/34	600	600,000

				1,380,000

Pennsylvania–11.50%

Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (a)(b)	0.17%	11/01/30	675	675,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.17%	03/01/30	1,200	1,200,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/15/25	500	500,000

Moon (Township of) Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)	0.19%	07/01/38	2,100	2,100,000

Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.17%	11/01/29	1,900	1,900,000

				6,375,000

South Carolina–2.17%

South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	08/01/29	1,200	1,200,000

Tennessee–5.76%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.24%	06/01/24	1,035	1,035,000

Knoxville (City of) Electrical Systems Revenue; Series 2012 BB, Ref. RB	3.00%	07/01/13	500	507,225

Knoxville (City of); Series 2008, Wastewater System RB	4.00%	04/01/13	570	576,880

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB (a)	0.16%	10/01/30	575	575,000

Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.15%	12/15/42	500	500,000

				3,194,105

Texas–3.20%

Angleton Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.50%	02/15/13	650	652,940

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	325	325,855

Mesquite Independent School District; Series 2006, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/15/13	180	185,907

San Antonio (City of); Series 2012, Limited Tax GO Notes	1.50%	02/01/13	300	300,637

San Antonio (City of); Series 2007, Combined Tax and Revenue Limited Tax GO Certificates	4.00%	08/01/13	100	102,474

Texas A&M University System Board of Regents; Series 2011, Permanent University Fund, RB	2.00%	07/01/13	100	100,991

White Settlement Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	4.00%	08/15/13	100	102,569

				1,771,373

Utah–0.90%

Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.17%	05/15/35	500	500,000

Virginia–3.94%

Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	680	682,916

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	08/01/35	1,500	1,500,000

				2,182,916

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–4.87%

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.17%	11/01/25	$2,500	$2,500,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/32	200	200,000

				2,700,000

Wisconsin–6.13%

Appleton (City of); Series 2012 C, (Promissory Notes) Unlimited Tax GO Promissory Notes	2.00%	04/01/13	345	346,920

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.21%	07/01/16	2,500	2,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.28%	08/15/34	550	550,000

				3,396,920

Total Municipal Obligations (Cost $52,386,431)				52,386,431

Commercial Paper–3.60%

Diversified Banks–3.60%

ING (US) Funding LLC (c)(d)(g)	0.49%	05/15/13	1,000	997,963

Standard Chartered Bank (c)(d)(g)	0.45%	04/26/13	1,000	998,040

Total Commercial Paper (Cost $1,996,003)				1,996,003

TOTAL INVESTMENTS(h)(i)–98.12% (Cost $54,382,434)				54,382,434

OTHER ASSETS LESS LIABILITIES–1.88%				1,042,817

NET ASSETS–100.00%				$55,425,251

Investment Abbreviations:

BAN	—Bond Anticipation Notes
CEP	—Credit Enhancement Provider
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
TAN	—Tax Anticipation Notes
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.6%; other countries less than 5% each: 8.8%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $5,331,003, which represented 9.62% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Also represents cost for federal income tax purposes.
(i)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo, N.A.	11.6%

TD Bank, N.A.	8.6

Bank of America, N.A.	8.2

U.S. Bank, N.A.	6.7

JP Morgan Chase Bank, N.A.	6.3

FNMA	5.4

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                    Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$54,382,434	$—	$54,382,434

                    Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	TFI-QTR-1 11/12	Invesco Advisers,Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.70%

Alabama–2.72%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/21	$1,500	$1,867,365

Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,107,950

Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,216,090

Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)(b)	4.10%	11/03/16	2,000	2,233,780

Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/15	1,930	2,047,112

Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/16	2,335	2,520,632

Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/17	2,465	2,701,517

Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/18	1,985	2,214,387

Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/19	1,410	1,602,761

Series 2003 A, Ref. RB (INS-AGM) (c)	4.50%	07/01/20	1,375	1,593,928

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (b)(d)	4.50%	06/01/14	990	1,051,014

Series 2009, Health Care Facility RB (b)(d)	4.63%	06/01/14	750	797,625

Series 2009, Health Care Facility RB (b)(d)	5.00%	06/01/14	525	561,288

Series 2009, Health Care Facility RB (b)(d)	5.25%	06/01/14	1,000	1,072,860

Series 2009, Health Care Facility RB (b)(d)	5.75%	06/01/14	2,000	2,160,700

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/18	3,540	4,135,711

Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/19	3,535	4,202,832

Huntsville (City of) Health Care Authority; Series 2010 A, RB	4.50%	06/01/15	1,970	2,121,808

Series 2010 A, RB	5.00%	06/01/18	2,740	3,178,400

Mobile (City of) Industrial Development Board (Alabama Power Co. - Barry Plant); Series 2007 C, PCR (a)(b)	5.00%	03/19/15	2,150	2,350,531

Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	4.00%	12/01/13	1,000	1,032,310

				41,770,601

Alaska–0.91%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM) (c)	5.13%	04/01/19	1,000	1,211,100

Series 2009 C, Ref. RB	4.00%	04/01/13	545	549,186

Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,077,480

Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	964,474

Alaska (State of) International Airports System; Series 2006 B, RB (INS-NATL) (c)	5.00%	10/01/27	1,135	1,286,386

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	300,590

North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,274,740

Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (c)	5.13%	06/01/24	650	751,562

Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,229,336

Series 2003 C, Ref. Marine Terminal RB	5.00%	01/01/21	3,480	4,310,050

				13,954,904

Arizona–2.37%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	07/01/18	1,250	1,437,812

Arizona (State of); Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/13	1,660	1,723,478

Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/14	3,000	3,226,590

Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/15	2,000	2,219,860

Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/16	3,000	3,420,060

Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/18	2,000	2,379,500

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/19	$1,000	$1,216,060

Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/21	2,000	2,415,800

Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/22	2,000	2,380,700

Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/23	2,000	2,371,760

Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	07/01/23	1,500	1,828,155

Mesa (City of); Series 2009, Highway Project Advancement RN	3.50%	07/01/15	5,000	5,089,150

Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, RB	5.20%	07/01/22	350	373,958

Series 2012, RB	6.00%	07/01/32	500	545,465

Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien RB (INS-AGM) (c)	3.00%	01/01/14	1,000	1,022,590

Pima (County of); Series 2010, COP	3.50%	06/01/14	2,130	2,203,208

Series 2010, COP	3.50%	06/01/15	1,200	1,263,828

University Medical Center Corp.; Series 2011, Hospital RB	4.00%	07/01/13	500	508,520

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (c)	5.00%	07/01/24	750	846,083

				36,472,577

California–9.48%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/25	1,520	1,768,794

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/28	1,350	1,574,451

Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS-Cal-Mortgage) (c)	4.00%	09/01/15	1,000	1,072,510

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,112,810

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2009 C, Ref. RB (a)(b)	5.00%	10/16/14	3,125	3,361,906

Series 2009 D, Ref. RB (a)(b)	5.00%	10/18/16	6,000	6,866,160

California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (INS-Cal-Mortgage) (c)	5.50%	02/01/24	1,250	1,401,688

Series 2010 B, RB (INS-Cal-Mortgage) (c)	5.10%	02/01/19	820	932,717

California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (a)(b)	2.60%	09/02/14	4,650	4,811,169

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.00%	08/15/17	385	437,568

Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.25%	08/15/19	325	378,706

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS-AMBAC) (c)	5.05%	10/01/28	1,500	1,632,675

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (a)(b)	1.11%	05/01/17	6,000	6,000,000

California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS-SGI) (a)(b)(c)	4.10%	04/01/13	1,575	1,594,246

California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program); Series 2009, RB	5.00%	06/15/13	3,000	3,078,510

California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,356,285

Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds (a)(b)	5.00%	07/01/14	1,095	1,172,471

Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,386,300

Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (a)(b)	0.84%	05/01/15	3,000	3,000,000

Series 2012 B, Ref. VRD Unlimited Tax GO Bonds (e)	1.16%	05/01/19	4,000	4,000,000

California Infrastructure & Economic Development Bank (The Paul Getty Trust); Series 2011 J, Ref. RB (a)(b)	0.66%	04/01/14	2,000	2,000,000

Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,055,410

Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(f)	0.00%	08/01/21	1,500	1,164,975

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Evergreen Elementary School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(f)	0.00%	08/01/25	$3,000	$1,927,830

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(f)	0.00%	08/01/28	1,000	541,360

Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC) (c)	5.00%	09/01/25	2,040	2,434,434

Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(f)	0.00%	08/01/17	1,000	911,050

Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(f)	0.00%	08/01/20	1,000	809,600

Inland Valley Development Agency; Series 2011 A, Tax Allocation RB (a)(b)	4.00%	03/01/14	4,000	4,095,400

Series 2011 B, Tax Allocation RB (a)(b)	4.25%	03/01/15	2,500	2,614,775

Series 2011 C, Tax Allocation RB (a)(b)	4.50%	03/01/16	2,500	2,667,050

Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	3.00%	09/02/14	445	457,340

Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,080,920

Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/24	1,000	1,190,680

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,160,280

Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,183,010

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,571,340

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	805,119

Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS-AGC) (c)	5.00%	06/01/29	1,625	1,829,506

Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,509,627

Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM) (c)	5.00%	08/01/16	1,000	1,130,650

Series 2009, COP (INS-AGM) (c)	5.00%	08/01/19	2,360	2,848,048

Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/21	1,155	1,363,570

New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/20	2,530	3,106,359

Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB (a)(b)	5.00%	02/07/13	1,000	1,008,810

Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,053,400

Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,102,030

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,211,090

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,199,570

Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/23	1,300	887,289

Sacramento (County of); Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,187,160

Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (c)	5.13%	07/01/25	1,500	1,724,310

Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,230,460

Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,101,038

Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,444,080

Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,406,200

Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,723,140

Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	599,635

San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,022,100

Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	534,145

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,466,480

Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (c)	4.38%	01/01/24	1,000	1,060,510

Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	1,000	627,780

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/22	1,900	1,375,486

Series 2009 B-1, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/23	2,000	1,386,700

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	$500	$501,285

Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (c)	5.00%	03/01/29	2,040	2,224,151

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	5,249,382

Series 2009 A, Electric System RB	5.50%	08/01/15	625	689,850

West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,378,810

West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,175,115

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/28	1,500	1,764,210

				145,731,515

Colorado–2.72%

Adams State College; Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	519,755

Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	398,524

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (c)	5.00%	12/01/20	1,000	1,162,780

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	820	980,015

Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,094,970

Series 2003 A, Hospital RB (INS-AGM) (c)	5.25%	05/15/26	1,000	1,155,640

Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,400,956

Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	571,340

Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/25	2,000	2,463,920

Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,226,850

E-470 Public Highway Authority; Series 2007 C-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	3,300	3,384,810

Series 2007 D-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	14,755	15,169,320

Glenwood Springs (City of); Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	100	102,024

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,046,094

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,058,810

Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (c)	5.00%	12/01/14	1,300	1,412,320

Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,900,364

Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,691,960

University of Colorado Hospital Authority; Series 2012 A, RB	5.00%	11/15/23	750	915,930

Series 2012 A, RB	5.00%	11/15/24	1,000	1,206,540

				41,862,922

Connecticut–0.53%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,343,640

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,626,960

Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (c)	4.00%	07/01/22	2,590	2,919,293

New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,178,740

				8,068,633

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.19%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB	4.05%	07/01/22	$1,000	$1,086,600

Series 2009 A, RB	5.00%	07/01/18	1,540	1,791,420

				2,878,020

District of Columbia–0.72%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,176,534

District of Columbia (Georgetown University); Series 2001 C, University RB (a)(b)	5.25%	04/01/23	2,000	2,272,200

Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,193,760

Series 2011, University RB (a)(b)	5.00%	04/01/21	2,055	2,480,570

District of Columbia; Series 2011 E, Ref. Income Tax Sec. RB (a)	0.76%	12/01/15	2,000	2,000,000

				11,123,064

Florida–7.04%

Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,613,447

Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	2,700	3,315,168

Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	2,885	3,515,171

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,186,450

Citizens Property Insurance Corp. (High Risk Account); Series 2009 A-1, Sr. Sec. RB (INS-AGC) (c)	5.00%	06/01/16	2,000	2,258,680

Series 2010 A-1, Sr. Sec. RB (INS-AGM) (c)	5.00%	06/01/14	2,500	2,661,400

Series 2010 A-1, Sr. Sec. RB (INS-AGM) (c)	5.00%	06/01/17	2,000	2,310,380

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,576,880

Florida (Sate of) Board of Education; Series 2012 A, Lottery RB	5.00%	07/01/23	4,575	5,794,146

Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,399,040

Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	2,080,106

Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (c)	5.00%	07/01/18	1,335	1,538,441

Florida (State of) Department of Environmental Protection; Series 2003 C, Florida Forever RB (b)(d)	5.00%	07/01/13	3,525	3,657,011

Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2012 A, RB	2.00%	12/01/13	690	697,769

Series 2012 A, RB	2.00%	12/01/14	805	821,712

Series 2012 A, RB	3.00%	12/01/15	605	638,717

Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 A, RB	4.00%	10/01/16	500	554,810

Series 2011 A, RB	4.00%	04/01/17	500	559,200

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2008 A, RB	5.00%	07/01/13	1,730	1,778,509

Series 2010 A, RB	5.00%	07/01/15	5,250	5,816,107

Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola); Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/15	1,590	1,756,171

Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/16	1,495	1,692,908

Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (g)	4.50%	12/01/20	3,050	3,575,118

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,217,460

Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,309,540

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (a)(b)	5.15%	09/01/13	550	567,694

Jacksonville (City of) (Better Jacksonville); Series 2003, Sales Tax RB (b)(d)	5.25%	10/01/13	3,000	3,124,800

Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,075	1,330,452

JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,184,299

Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.00%	10/01/17	1,900	2,234,305

Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/15	1,500	1,679,370

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/16	$1,500	$1,734,705

Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	615,443

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/32	1,500	1,668,345

Series 2012, RB	5.50%	11/15/32	1,000	1,143,140

Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS- AGM) (c)	5.00%	01/01/16	1,000	1,106,590

Miami (City of); Series 1998, Ref. Parking System RB (INS-NATL) (c)	5.25%	10/01/15	900	979,893

Series 2009, Ref. Parking System RB (INS-AGC) (c)	5.00%	10/01/28	750	850,238

Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	590,290

Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (c)	5.00%	06/01/18	1,000	1,173,750

Series 2009, Public Facilities RB (INS-AGC) (c)	5.50%	06/01/29	2,455	2,805,034

Miami-Dade (County of) (Miami International Airport); Series 2009 A, Aviation RB (INS-AGC) (c)	5.00%	10/01/27	120	139,518

Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/26	1,000	1,170,690

Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/29	1,000	1,153,110

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/26	1,850	2,252,911

Series 2012 A, RB	5.00%	04/01/27	1,850	2,237,038

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS-NATL) (a)(b)(c)	4.55%	08/01/13	500	510,745

Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.00%	10/01/24	1,500	1,796,370

Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.13%	10/01/25	1,525	1,824,663

Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.50%	10/01/20	1,500	1,834,230

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/25	2,815	3,449,191

Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,157,890

Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	868,913

Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (c)	6.25%	09/01/27	500	581,430

Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS-AGM) (c)	5.00%	10/01/14	2,000	2,128,140

				108,217,528

Georgia–3.43%

Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	4.13%	11/01/19	970	1,121,902

Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/17	1,500	1,784,205

Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/20	1,500	1,804,455

Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/21	1,500	1,786,320

Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.25%	11/01/27	2,000	2,662,180

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,855,386

Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/20	2,500	2,911,000

Series 2009 A, RAC	4.50%	06/15/21	2,500	2,891,550

Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (b)(d)	4.00%	11/15/16	2,460	2,790,304

Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,273,885

Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,282,000

Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,383,033

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 A, RAC	5.00%	08/01/20	1,000	1,138,550

Series 2008 A, RAC	5.25%	08/01/23	1,000	1,139,380

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (c)	5.25%	07/01/29	$2,000	$2,280,540

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	4.00%	08/01/19	635	736,130

Series 2009, RAC	5.00%	08/01/24	1,260	1,465,393

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC (INS-AGM) (c)	3.50%	08/01/20	2,000	2,193,920

Series 2010, RAC (INS-AGM) (c)	5.00%	08/01/21	1,500	1,788,450

Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	4.00%	10/01/13	700	714,427

Series 2012 A, RB	4.00%	10/01/14	585	609,371

Series 2012 A, RB	4.00%	10/01/16	1,660	1,783,886

Series 2012 C, RB	5.25%	10/01/27	1,000	1,186,630

Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,802,600

South Regional Joint Development Authority (Valdosta State University Parking & Health Center); Series 2007, RB (INS-SGI) (c)	5.00%	08/01/20	1,385	1,618,982

Series 2007, RB (INS-SGI) (c)	5.00%	08/01/21	1,490	1,760,644

Series 2007, RB (INS-SGI) (c)	5.00%	08/01/22	605	714,892

Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	783,352

Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,421,500

				52,684,867

Guam–0.75%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	480,058

Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,182,422

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/19	1,000	1,196,060

Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/20	1,595	1,910,363

Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/23	2,000	2,394,020

Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/24	2,250	2,663,370

Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/25	1,500	1,764,045

				11,590,338

Idaho–0.68%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,234,200

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	595,695

Idaho (State of) Housing & Finance Association; Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	465	505,781

Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,150	1,292,841

Regents of the University of Idaho; Series 2007 B, General RB (INS-AGM) (a)(b)(c)	4.50%	04/01/18	1,760	2,014,197

Series 2011, Ref. General RB (a)(b)	5.25%	04/01/21	3,965	4,764,225

				10,406,939

Illinois–4.85%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/23	1,260	1,487,128

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,284,472

Chicago (City of) (O’Hare International Airport); Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (c)	5.00%	01/01/16	1,400	1,561,364

Series 2010 C, Third Lien General Airport RB (INS-AGC) (c)	5.25%	01/01/21	1,025	1,268,099

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/23	2,500	2,913,750

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Cook (County of); Series 2004 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/15/17	$5,000	$5,364,600

Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,471,861

Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,000	6,025,300

Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (d)	4.00%	12/01/16	870	985,414

Series 2010 A, School Limited Tax GO Bonds (d)	4.25%	12/01/20	555	679,198

Series 2010 A, School Limited Tax GO Bonds (INS-AGM) (c)	4.00%	12/01/16	90	98,168

Series 2010 A, School Limited Tax GO Bonds (INS-AGM) (c)	4.25%	12/01/20	75	86,321

DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds (f)	0.00%	01/01/19	1,000	873,480

Series 2010, School Building Unlimited Tax CAB GO Bonds (f)	0.00%	01/01/20	1,000	842,990

Dolton (Village of); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/21	1,000	1,125,050

Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/22	1,000	1,114,030

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2003 A, RB (a)(b)	4.38%	07/01/14	700	736,456

Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,436,328

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	2,500	3,039,275

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB (d)	7.00%	11/17/14	1,000	1,128,030

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (c)	5.00%	05/15/17	2,000	2,220,020

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (c)	5.25%	03/01/22	1,275	1,539,741

Series 2005, RB (INS-AGM) (c)	5.25%	03/01/23	1,500	1,791,120

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,114,702

Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB (a)(b)	3.38%	02/03/14	1,045	1,081,606

Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/16	1,000	1,115,590

Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/17	800	914,840

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,355,000

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,345,040

Joliet (City of); Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/14	750	774,533

Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,057,190

Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	02/01/28	1,500	1,704,600

Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS- NATL) (c)	5.25%	01/01/23	4,000	4,763,200

Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2007, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/01/23	5,795	6,651,675

Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	4.38%	10/01/21	1,020	1,154,252

Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS- NATL) (c)	5.00%	01/01/19	1,000	1,164,100

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,223,200

St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,239,410

Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,794,441

Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,227,713

Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Alternative Revenue Source Unlimited Tax GO Bonds	5.75%	06/01/27	1,435	1,715,327

				74,468,614

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–1.00%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	$1,000	$1,198,360

Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB (a)(b)	5.00%	06/01/14	3,500	3,740,065

Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana); Series 2004 A, Hospital RB (b)(d)	5.38%	03/01/19	1,000	1,072,340

Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	314,768

Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	311,913

Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (c)	5.25%	01/01/29	1,040	1,201,470

Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (c)	5.13%	01/15/24	2,285	2,700,870

Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (c)	5.00%	01/15/22	2,470	2,715,419

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (a)(b)	6.25%	06/02/14	1,000	1,069,950

Series 2009 B, Ref. PCR (a)(b)	6.25%	06/02/14	500	534,975

University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (c)	5.00%	10/01/23	400	475,688

				15,335,818

Iowa–1.70%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	2,096,323

Des Moines (City of); Series 2011 A, Unlimited Tax GO Bonds	3.00%	06/01/17	3,050	3,373,147

Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/18	1,000	1,184,670

Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/19	500	605,970

Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	4.00%	12/01/13	1,500	1,546,635

Series 2009 1, RB	5.00%	12/01/15	2,500	2,773,725

Series 2009 1, RB	5.00%	12/01/16	2,525	2,866,027

Series 2009 1, RB	5.25%	12/01/17	2,500	2,925,225

Series 2009 1, RB	5.25%	12/01/18	2,500	2,969,875

Series 2009 2, RB	5.40%	12/01/23	2,500	2,864,550

Series 2009 3, RB	5.00%	12/01/19	2,500	2,944,550

				26,150,697

Kansas–0.61%

Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (c)	5.00%	06/01/21	1,000	1,215,870

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,153,510

Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,839,155

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	570,250

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/27	3,785	4,604,831

				9,383,616

Kentucky–2.33%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (c)	5.25%	02/01/28	1,030	1,125,460

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/28	550	625,152

Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM) (c)	4.00%	09/01/16	800	886,672

Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/21	5,860	7,229,248

Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/22	4,560	5,554,262

Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/23	1,000	1,209,240

Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,598,790

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	$2,500	$2,767,775

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	12,453,900

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (c)	5.00%	10/01/24	2,000	2,340,680

				35,791,179

Louisiana–3.75%

Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS-AGC) (c)	2.75%	11/01/14	600	621,342

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS-AGM) (c)	5.25%	01/01/28	1,000	1,163,380

Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,968,200

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM) (c)	3.00%	12/01/15	1,750	1,861,965

Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/17	1,690	1,920,246

Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/18	1,775	2,013,879

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (c)	4.00%	04/01/18	1,600	1,821,360

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC) (c)	3.00%	05/01/14	1,000	1,030,830

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/16	1,435	1,562,787

Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/18	1,555	1,759,156

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,179,950

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (c)	5.00%	10/01/26	1,500	1,724,085

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (c)	5.00%	02/01/29	1,000	1,157,090

Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB (a)(b)	2.13%	10/01/15	1,000	1,017,280

Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/22	500	552,235

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008 B, Ref. RB (INS-AGC) (c)	5.75%	07/01/18	715	771,378

Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,538,235

Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,092,040

Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,118,210

Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,217,860

Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (c)	5.00%	06/01/18	1,000	1,128,470

Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL) (c)	4.50%	06/01/21	1,000	1,101,200

Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.00%	06/01/16	1,000	1,116,170

Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.25%	06/01/14	1,280	1,356,864

Series 2006 C-3, Assessment RB (INS-AGC) (c)	6.13%	06/01/25	1,550	1,919,148

Series 2012, Ref. RB	5.00%	06/01/24	1,020	1,198,837

Monroe (City of) (Economic Development - Garret Rd.); Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (c)	5.25%	03/01/22	1,300	1,310,465

Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (c)	5.38%	03/01/24	1,000	1,007,640

New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,369,337

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,945,056

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,810,242

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,305,348

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	$1,890	$2,257,718

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,164,820

New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (c)	5.00%	01/01/19	500	582,270

Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (c)	6.00%	01/01/23	1,025	1,246,687

New Orleans (City of); Series 2009, Ref. Sewerage Service RB (INS-AGC) (c)	6.25%	06/01/29	1,000	1,178,100

Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	815	846,671

Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,501,281

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (a)(b)	4.00%	06/01/22	1,750	1,948,870

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	1,079,260

Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,111,280

				57,577,242

Maine–0.37%

Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/19	750	867,735

Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/20	870	1,006,573

Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.50%	12/15/23	950	1,110,483

Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,757,175

				5,741,966

Maryland–0.48%

Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	302,060

Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/26	1,000	1,166,430

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2008, RB	5.00%	07/01/18	1,000	1,132,460

Series 2008, RB (INS-AGC) (c)	5.00%	07/01/20	1,000	1,142,610

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	3.00%	08/15/13	800	813,904

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (a)(b)	5.00%	05/15/13	1,000	1,021,620

Series 2008 B, RB (a)(b)	5.00%	05/15/15	715	787,458

Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,078,310

				7,444,852

Massachusetts–0.82%

Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2009 K-1, RB (a)(b)	5.00%	07/01/13	2,500	2,554,775

Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/27	1,000	1,158,820

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (c)	4.00%	11/15/17	730	817,929

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (a)(b)	2.25%	09/01/16	920	947,186

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (c)	5.00%	07/01/23	1,095	1,292,604

Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.00%	07/01/27	1,720	1,950,256

Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,802,310

Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	11/01/16	1,860	2,061,438

				12,585,318

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–4.76%

Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	05/01/15	$755	$841,629

Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	05/01/15	1,110	1,214,440

Central Michigan University Board of Trustees; Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,482,638

Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,624,111

Detroit (City of); Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/14	1,445	1,551,366

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/16	1,000	1,134,000

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/19	1,000	1,199,240

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/20	1,000	1,213,800

Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	3.25%	05/01/15	1,475	1,539,605

Michigan (State of) Building Authority (Facilities Program); Series 2003 I, Ref. RB (INS-AGM) (c)	5.25%	10/15/16	4,315	4,493,943

Series 2009 I, Ref. RB (INS-AGC) (c)	5.00%	10/15/23	7,150	8,627,833

Series 2009 I, Ref. RB (INS-AGC) (c)	5.25%	10/15/24	1,040	1,267,947

Series 2009 II, RB	4.00%	10/15/15	1,000	1,089,930

Series 2009 II, RB	4.00%	10/15/16	1,950	2,171,949

Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/21	1,180	1,428,142

Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/22	520	623,792

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/27	1,500	1,764,360

Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB (a)(b)	2.63%	06/30/14	2,700	2,792,772

Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB	4.00%	11/15/13	540	557,242

Series 2009, Ref. RB	4.00%	11/15/14	655	691,634

Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,799,685

Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,217,620

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,319,879

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)(h)	0.17%	10/15/38	240	240,000

Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,811,910

Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	354,723

Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	589,580

Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,018,609

Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,088,631

Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,760,410

Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,812,030

Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,082,140

Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,331,410

Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,269,980

Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,109,304

Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	05/01/18	1,710	1,876,503

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 A, RB	5.00%	12/01/29	2,000	2,333,100

Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,293,880

Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	05/01/14	1,985	2,061,800

Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	05/01/18	1,270	1,478,356

				73,159,923

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–2.17%

Duluth Independent School District No. 709; Series 2009 B, COP	4.00%	03/01/13	$1,325	$1,332,526

Series 2009 B, COP	4.00%	03/01/14	1,360	1,395,890

Series 2009 B, COP	4.00%	03/01/15	1,400	1,464,470

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/19	1,400	1,713,978

Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/21	1,350	1,659,595

Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	892,294

Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2007 B, Ref. Sub. RB (INS-NATL) (c)	5.00%	01/01/19	2,930	3,369,500

Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	147,385

Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,214,190

Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,845,435

Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,545,263

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/14	1,000	1,038,990

Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/20	1,500	1,729,470

Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/16	570	638,788

Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/21	1,500	1,817,445

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,088,520

Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,115,620

Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,170,460

Series 2009 Six-X, RB	5.00%	04/01/24	500	577,815

Minnesota (State of) Housing Finance Agency; Series 2009 A, Residential RB	5.20%	01/01/23	610	645,331

Series 2009 B, Residential RB	5.45%	07/01/24	550	621,231

St. Cloud (City of) (CentraCare Health System); Series 2010 A, Health Care RB	5.00%	05/01/15	500	547,460

Series 2010 B, Health Care RB	5.00%	05/01/13	595	606,555

Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,126,640

St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,616,309

Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,493,616

				33,414,776

Mississippi–0.51%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,935,571

Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (c)	5.00%	07/01/24	1,000	1,173,800

Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM) (c)	5.00%	07/01/19	1,160	1,337,875

Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (c)	5.00%	07/01/16	1,000	1,118,950

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,319,104

				7,885,300

Missouri–1.25%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	542,490

Kansas City (City of); Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,056,510

Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,277,340

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,448,650

Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Pool Program); Series 1999, VRD Lease RB (e)(i)	2.95%	12/01/22	470	470,000

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/19	$1,000	$1,218,430

Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,677,630

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Episcopal-Presbyterian Hospitals); Series 2011, Health Facilities RB	3.00%	12/01/12	200	200,014

Series 2011, Health Facilities RB	5.00%	12/01/13	200	208,970

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,204,840

St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,929,448

St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (c)	5.00%	07/01/20	1,125	1,269,124

St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (c)	5.00%	07/15/21	1,500	1,686,480

				19,189,926

Montana–0.52%

Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,647,510

Helena (City of); Series 2009, COP	5.00%	01/01/29	400	460,636

Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	459,684

Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,201,466

Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,152,560

Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	3,017,600

				7,939,456

Nebraska–0.03%

Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds (b)(d)	5.45%	01/12/14	500	528,705

Nevada–2.26%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	2,000	2,266,300

Clark (County of); Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/01/21	5,235	6,035,903

Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,171,450

Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/23	4,000	4,667,120

Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/24	1,855	2,146,550

Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/25	1,500	1,726,380

Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,259,640

Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.00%	06/15/16	5,000	5,357,400

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,675,968

Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	572,245

Reno (City of) (Washoe Medical Center); Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/15	750	818,737

Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/17	1,365	1,567,389

Series 2005 A, Hospital RB (INS-AGM) (c)	5.25%	06/01/17	1,300	1,506,817

				34,771,899

New Hampshire–0.37%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,872,885

Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	560,340

New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/25	525	611,063

Series 2011, RB	5.50%	10/01/26	510	605,992

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–(continued)

New Hampshire (State of) Housing Finance Authority; Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	$390	$428,988

Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	270	299,352

Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,185	1,324,451

				5,703,071

New Jersey–3.10%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.00%	06/01/21	1,500	1,718,640

Series 2010 A, RB	5.25%	06/01/20	1,295	1,521,767

New Jersey (State of) Economic Development Authority; Series 2004, Cigarette Tax RB (d)	5.50%	06/15/16	1,805	2,123,384

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	732,262

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,850,638

Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,790,295

Series 2012, Ref. RB	5.00%	06/15/24	4,500	5,306,940

New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,019,670

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2012 A, Ref. RB	5.00%	07/01/22	650	787,124

Series 2012 A, Ref. RB	5.00%	07/01/23	1,000	1,197,300

Series 2012 A, Ref. RB	5.00%	07/01/24	2,000	2,403,040

New Jersey (State of) Health Care Facilities Financing Authority (Barnabus Health); Series 2011 A, Ref. RB	5.00%	07/01/13	1,000	1,026,390

New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,098,490

New Jersey (State of) Transportation Trust Fund Authority; Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,227,160

Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,240,400

Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,250,320

New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/20	2,000	2,446,720

Series 2009 H, RB	5.00%	01/01/21	2,000	2,424,480

Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.00%	12/01/21	1,130	1,376,713

Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.38%	12/01/26	750	899,295

Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	4,061,708

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/25	1,500	1,813,050

Perth Amboy (City of) Board of Education; Series 2010, Ref. COP (INS-AGC) (c)	4.00%	12/15/12	1,285	1,286,529

Series 2010, Ref. COP (INS-AGC) (c)	4.00%	06/15/15	1,345	1,423,561

Series 2010, Ref. COP (INS-AGC) (c)	4.00%	12/15/15	1,395	1,491,687

South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,646,922

South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	2,000	2,432,500

				47,596,985

New York–3.29%

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (c)	4.00%	10/01/16	1,000	1,095,780

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	583,912

Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	516,138

Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	432,156

Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/25	5,000	6,164,800

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	$930	$1,059,289

Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,876,275

New York (City of) Transitional Finance Authority; Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,275,360

Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,189,831

New York (City of); Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	893,325

New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	598,600

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,509,766

New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	549,430

New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS-AGC) (c)	5.75%	10/01/24	1,000	1,261,750

New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB	5.00%	07/01/14	2,000	2,132,440

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/22	2,635	3,156,783

Series 2011 A, RB	4.00%	11/01/14	1,550	1,649,804

Series 2011 A, RB	4.00%	11/01/15	1,580	1,717,855

Series 2011 A, RB	4.00%	11/01/16	1,090	1,211,284

New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR (a)(b)	3.00%	06/03/13	4,000	4,031,120

New York City Housing Development Corp.; Series 2009 L-2, MFH RB (a)(b)	2.00%	09/16/13	3,220	3,247,048

Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (c)	4.00%	10/01/19	1,100	1,223,750

Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,225,570

Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,539,160

Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/20	655	780,053

Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/22	500	582,595

				50,503,874

North Carolina–1.29%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,149,080

Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	4,237,765

North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS-AGC) (c)	6.00%	01/01/19	420	479,665

Series 2012 A, Power System RB	5.00%	01/01/26	1,500	1,821,420

North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Health Care Facilities VRD RB (e)	0.90%	12/01/33	5,000	5,000,000

North Carolina (State of) Municipal Power Agency No. 1; Series 2012 A, Ref. Catawba Electric RB	5.00%	01/01/19	3,000	3,678,000

North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (a)(b)	4.00%	03/01/18	2,000	2,274,000

Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (c)	5.00%	06/01/20	1,065	1,233,292

				19,873,222

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–5.46%

Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/16	$2,675	$3,034,814

Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/18	2,010	2,402,633

Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/25	1,000	1,163,270

Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,146,870

Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,411,080

Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,624,742

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/22	1,725	2,164,806

American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,344,703

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,600,628

Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,265,024

Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC) (c)	5.25%	01/01/21	3,980	4,919,479

Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/18	2,000	2,346,340

Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/19	2,000	2,379,400

Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/20	4,000	4,705,680

Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/23	2,000	2,292,160

Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/27	1,000	1,121,410

Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,712,973

Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,770,939

Cleveland State University; Series 2012, RB	5.00%	06/01/27	3,120	3,732,830

Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (a)(b)	4.00%	08/01/16	2,500	2,766,375

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	270,345

Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	196,506

Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	299,103

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,531,630

Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,165,240

Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,169,530

Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,195,320

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009, Ref. PCR (a)(b)	2.25%	09/15/16	1,000	1,013,910

Series 2009 A, RB	5.70%	08/01/20	6,120	7,398,101

Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,738,912

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (a)(b)	4.88%	07/15/15	2,525	2,761,365

Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,266,614

				83,912,732

Oklahoma–1.36%

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,096,490

Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,337,440

Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,168,380

Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,456,474

Oklahoma (State of) Municipal Power Authority; Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	361,005

Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	301,005

Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	298,022

Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,478,752

Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	4.00%	06/01/15	670	709,108

Series 2009 A, General RB	5.38%	06/01/24	1,750	1,889,107

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)

Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	$2,000	$2,122,400

Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,552,450

Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,130,260

				20,900,893

Oregon–0.69%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,124,550

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	598,205

Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,661,782

Oregon (State of) Facilities Authority (PeaceHealth); Series 2009 A, Ref. RB	5.00%	11/01/15	660	744,836

Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,175,461

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,080,400

Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,159,840

Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (f)	0.00%	06/15/23	2,500	1,984,825

				10,529,899

Pennsylvania–6.17%

Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	921,344

Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	560,010

Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,002,780

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,156,140

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (e)(h)	0.19%	07/01/38	8,385	8,385,000

Pennsylvania (Sate of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	3.00%	03/01/14	450	460,926

Series 2012, Governmental Lease RB	4.00%	03/01/16	250	271,278

Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	552,010

Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (a)(b)	2.55%	12/03/18	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB (a)(b)	2.63%	12/01/15	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/19	3,000	3,567,060

Series 2009, RB	5.00%	08/01/17	1,000	1,188,920

Series 2009, RB	5.00%	08/01/21	775	940,618

Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); Series 2012, RB	5.00%	04/01/25	1,000	1,227,350

Series 2012, RB	5.00%	04/01/26	1,000	1,218,900

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,345	1,387,435

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	6,086,300

Pennsylvania (State of) Turnpike Commission; Series 2008 C-1, Sub. RB (INS-AGC) (c)	6.00%	06/01/23	500	616,690

Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,205,649

Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,951,025

Series 2011 A, RB	5.00%	12/01/22	1,500	1,922,565

Series 2011 A, RB	5.00%	12/01/23	1,500	1,941,090

Series 2012 B, VRD RB (e)	0.71%	12/01/16	5,000	5,000,000

Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,612,974

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/13	$1,165	$1,185,853

Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/14	1,605	1,672,538

Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (c)	4.00%	07/01/17	1,000	1,089,040

Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,423,818

Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.50%	08/01/20	2,150	2,486,453

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/21	2,500	2,979,400

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/22	5,000	5,899,900

Series 2009 B, Limited Tax GO Bonds (INS-AGC) (c)	5.75%	07/15/17	1,000	1,142,190

Series 2009 B, Limited Tax GO Bonds (INS-AGC) (c)	6.00%	07/15/18	1,000	1,145,630

Series 2009 B, Limited Tax GO Bonds (INS-AGC) (c)	6.25%	07/15/23	2,000	2,345,060

Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (c)	5.00%	06/15/19	1,000	1,225,050

Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,076,010

Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	09/01/19	3,105	3,628,845

Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.63%	11/01/23	1,500	1,768,785

South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC) (c)	6.00%	07/01/26	500	605,805

Spring-Ford Area School District; Series 2012, Unlimited Tax GO Bonds	2.00%	03/01/15	500	515,045

Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	735,074

Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	675,744

St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,553,707

Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,101,580

University of Pittsburgh - Of the Commonwealth System of Higher Education (University Capital); Series 2002 B, Ref. RB (a)(b)	5.50%	09/15/13	1,000	1,040,870

Series 2005 A, RB (a)(b)	5.50%	09/15/13	1,000	1,040,870

West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (c)	5.50%	04/01/24	500	604,320

York (City of) Sewer Authority; Series 2010, Gtd. RB (INS-AGC) (c)	5.00%	12/01/22	750	858,938

Series 2010, Gtd. RB (INS-AGC) (c)	5.00%	12/01/23	1,620	1,838,797

				94,815,386

Puerto Rico–0.47%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/29	3,000	3,155,010

Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB	5.00%	08/01/19	3,000	3,508,410

First Subseries 2010 A, RB	3.38%	08/01/16	500	530,325

				7,193,745

Rhode Island–0.72%

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,251,694

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,094,970

Series 2009 A, Hospital Financing RB (INS-AGC) (c)	6.13%	05/15/27	500	604,985

Rhode Island Health & Educational Building Corp. (Public Schools Financing Program - City of Woonsocket); Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/19	2,145	2,498,003

Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/20	1,000	1,156,630

Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/22	2,535	2,896,973

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (c)	5.25%	09/15/29	1,265	1,487,488

				10,990,743

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–1.89%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/27	$3,130	$3,662,726

Series 2012 B, Ref. RB	5.00%	10/01/25	1,250	1,465,200

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,091,760

Piedmont Municipal Power Agency; Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,496,583

Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,433,620

Rock Hill (City of); Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (c)	4.00%	01/01/13	2,210	2,216,873

Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (c)	4.00%	01/01/15	2,405	2,569,334

South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	775	863,614

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/13	790	795,878

Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,081,300

Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,267,976

Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,162,730

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS-AGM) (c)	4.00%	08/01/17	1,500	1,635,660

Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	543,530

South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (b)(d)	5.25%	10/01/14	1,390	1,515,753

Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (c)	4.00%	03/01/16	1,110	1,215,062

Spartanburg Regional Health Services District, Inc.; Series 2008 A, Ref. Hospital RB (INS-AGC) (c)	4.50%	04/15/27	1,735	1,882,544

Series 2008 D, Ref. Hospital RB (INS-AGC) (c)	5.25%	04/15/20	1,000	1,180,580

				29,080,723

South Dakota–0.97%

Rapid City (City of); Series 2009, Water RB	5.00%	11/01/21	1,170	1,454,169

Series 2009, Water RB	5.00%	11/01/24	1,620	1,995,386

Series 2009, Water RB	5.00%	11/01/25	1,650	2,036,133

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/24	1,575	1,834,513

Series 2012 A, RB	5.00%	07/01/25	2,655	3,080,411

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,173,780

Series 2011, RB	4.00%	09/01/13	500	512,485

South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/16	500	566,265

Series 2009, RB	5.00%	11/01/17	430	498,409

Series 2009, RB	5.00%	11/01/24	1,000	1,138,980

Series 2009, RB	5.25%	11/01/29	500	571,895

				14,862,426

Tennessee–0.89%

Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (c)	4.50%	10/01/16	2,500	2,800,875

Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,153,990

Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,635,953

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	997,720

Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	1,024,609

Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,629,450

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care); Series 2004 A, RB	5.00%	09/01/18	$500	$601,845

Series 2004 A, RB	5.00%	09/01/19	500	611,905

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (c)	5.00%	09/01/17	1,000	1,164,350

				13,620,697

Texas–9.01%

Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	1,500	1,738,170

Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,445,880

Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,973,725

Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,943,925

Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,920,475

Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,891,775

Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,371,513

Dallas (County of) Utility & Reclamation District; Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	02/15/19	1,200	1,372,968

Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.15%	02/15/21	3,000	3,399,750

Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,600,545

Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,186,990

Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,104,340

Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,964,231

Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,365,920

Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,207,580

Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,975,875

Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	609,150

Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	3.50%	10/01/13	750	769,448

Series 2009, Hospital RB	5.00%	10/01/24	1,750	2,052,698

Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (c)	5.00%	05/15/23	1,500	1,736,790

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,555,800

Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	8,176,586

Houston (City of) Convention & Entertainment Facilities Department; Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/13	1,000	1,034,940

Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	799,646

Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,103,870

Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	361,507

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	286,328

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	400,727

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	604,010

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	299,010

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (a)(b)	0.91%	06/01/17	2,000	2,000,000

La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	417,929

Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (c)	5.00%	10/01/27	1,230	1,440,773

Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	08/01/16	390	415,475

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	500	545,240

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority; Series 1999 A, Ref. RB (INS-AGM) (c)	5.88%	05/15/14	$415	$416,905

Series 2009, RB	5.25%	05/15/29	455	541,591

Series 2009, Ref. RB (b)(d)	5.25%	05/15/19	5	6,324

Series 2009, Ref. RB (b)(d)	5.25%	05/15/19	10	12,741

Series 2009, Ref. RB (b)(d)	5.25%	05/15/19	30	38,051

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	5.00%	02/15/13	1,675	1,686,775

Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,315,377

Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	2,013,488

Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,657,396

Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,354,541

Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	615,005

Midtown Redevelopment Authority; Series 2011, Ref. Tax Increment Allocation Contract RB	3.00%	01/01/13	500	500,815

North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (c)	5.00%	12/15/24	2,000	2,367,300

North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,403,360

Series 2008 E-3, Ref. First Tier System RB (a)(b)	5.75%	01/01/16	2,610	2,991,399

Series 2008 H-2, Ref. First Tier System RB (a)(b)(d)	5.00%	01/01/13	3,380	3,393,959

Series 2008 L-2, Ref. First Tier System RB (a)(b)(d)	6.00%	01/01/13	1,045	1,050,215

Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,454,169

Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	594,535

Series 2012 C, Ref. First Tier RB (a)(b)	1.95%	01/01/19	3,000	3,102,870

Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	02/15/26	1,000	1,177,580

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	500	585,845

San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (c)	4.50%	10/01/27	1,000	1,112,630

Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC) (c)	3.75%	09/01/14	1,000	1,048,740

Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/13	500	516,370

Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/22	595	691,777

Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/24	1,280	1,481,267

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	5,066,983

Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,044,770

Series 2010 A, Hospital RB	5.00%	12/01/15	525	593,891

Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,477,238

Texas (State of) Transportation Commission; Series 2012 B, Ref. First Tier Turnpike System RB (a)(b)	1.25%	02/15/15	9,000	9,037,800

Texas Municipal Gas Acquisition & Supply Corp.; Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,559,217

Series 2012, Gas Supply RB	5.00%	12/15/23	3,550	4,089,919

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,693,635

Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (c)	5.00%	02/01/24	4,240	4,678,034

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,510,119

Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,185,439

Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	1,005,165

Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,620,695

Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	505,796

West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (c)	5.00%	12/15/17	1,000	1,083,990

Series 2009, Water System RB	5.00%	12/15/16	1,000	1,155,000

				138,512,305

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–0.32%

Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	$1,945	$2,073,701

Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/15	645	723,909

Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,579,008

Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	592,850

				4,969,468

Vermont–0.19%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (c)	5.00%	12/01/22	1,000	1,139,030

Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/26	1,000	1,180,900

Series 2012, RB	5.00%	10/01/27	500	587,405

				2,907,335

Virgin Islands–0.88%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,787,490

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	2,063,531

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,089,720

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,112,380

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,135,040

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,148,110

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	554,685

Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	544,860

Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	383,771

Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	839,738

Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	635,544

Virgin Islands (Government of) Water & Power Authority; Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,039,270

Series 2010 B, Electric System RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,154,570

				13,488,709

Virginia–0.60%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	596,080

Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,182,414

Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,299,418

Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,433,775

Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,564,350

York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR (a)(b)	4.05%	05/01/14	2,000	2,080,600

				9,156,637

Washington–1.20%

Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	574,570

Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	338,391

Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (c)	5.50%	11/01/19	2,500	2,974,825

Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP-FHA)	5.25%	08/01/23	985	1,109,337

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC) (c)	5.75%	08/15/29	450	529,002

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB	5.38%	04/01/20	$1,050	$1,248,387

Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,379,585

Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	3,038,103

Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,188,297

Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,137,501

				18,517,998

West Virginia–0.39%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (a)(b)	2.00%	10/01/14	3,500	3,523,310

West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,026,760

West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (c)	5.38%	06/01/28	1,200	1,429,140

				5,979,210

Wisconsin–1.56%

Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (c)	4.25%	10/01/15	1,510	1,647,093

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (a)(b)	4.75%	05/15/14	1,000	1,052,560

Series 2009 B, RB (a)(b)	5.13%	08/15/16	2,130	2,375,035

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	4.00%	04/01/15	2,060	2,215,983

Series 2009 C, RB	5.00%	04/01/19	750	917,730

Series 2009 C, RB	5.00%	04/01/20	750	904,710

Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,094,355

Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	993,388

Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,269,956

Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,328,292

Series 2012, Ref. RB	5.00%	10/01/24	700	855,498

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	438,536

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/25	5,000	5,772,750

Series 2012, RB	5.00%	06/01/26	1,855	2,126,906

Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (c)	5.00%	12/15/16	855	930,958

				23,923,750

Wyoming–0.93%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB	3.00%	12/01/12	1,000	1,000,070

Series 2009, RB	4.00%	12/01/15	1,285	1,390,807

Series 2009, RB	5.00%	12/01/17	1,170	1,340,025

Series 2009, RB	5.00%	12/01/18	545	628,979

Gillette (City of) Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (e)(h)	0.17%	01/01/18	6,340	6,340,000

Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/14	500	515,435

Series 2012, Hospital RB	3.00%	05/01/16	485	514,027

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,391,784

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,186,630

				14,307,757

TOTAL INVESTMENTS(j)–100.70% (Cost $1,408,877,446)				1,547,478,760

OTHER ASSETS LESS LIABILITIES–(0.70)%				(10,832,038)

NET ASSETS–100.00%				$1,536,646,722

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

Ctfs.	—Certificates

FHA	—Federal Housing Administration

FTA	—Federal Transit Administration

GO	—General Obligation

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

LOC	—Letter of Credit

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

RAB	—Revenue Anticipation Bonds

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

RN	—Revenue Notes

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(f)	Zero coupon bond issued at a discount.
(g)	Security subject to crossover refunding.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2012 represented 0.03% of the Fund’s Net Assets.

(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Corp.	12.5%
Assured Guaranty Municipal Corp.	12.4

See accompanying notes which are an integral part of this schedule.

                    Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or become unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                    Invesco Tax-Free Intermediate Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$1,547,478,760	$—	$1,547,478,760

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $173,839,477 and $94,346,327, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$138,601,314
Aggregate unrealized (depreciation) of investment securities	0
Net unrealized appreciation of investment securities	$138,601,314
Cost of investments is the same for tax and financial statement purposes.

                    Invesco Tax-Free Intermediate Fund

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286387

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.